UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)
Common Stocks (99.5%)
Consumer Discretionary (9.2%)
* Comcast Corp. Class A	16,613,733	401,720
Time Warner, Inc.	20,093,769	368,922
The Walt Disney Co.	10,439,897	359,028
McDonald's Corp.	6,409,695	349,136
Home Depot, Inc.	9,088,470	294,830
Target Corp.	4,561,996	290,006
News Corp., Class A	12,468,851	274,190
Lowe's Cos., Inc.	7,968,026	223,264
* Amazon.com, Inc.	1,645,274	153,257
* Viacom Inc. Class B	3,671,362	143,073
Johnson Controls, Inc.	1,056,568	124,791
NIKE, Inc. Class B	2,083,264	122,204
CBS Corp.	3,664,618	115,435
Carnival Corp.	2,378,302	115,181
General Motors Corp.	3,028,514	111,146
* Starbucks Corp.	4,011,531	105,102
* DIRECTV Group, Inc.	4,127,056	100,205
Clear Channel Communications, Inc.	2,675,714	100,179
Best Buy Co., Inc.	2,168,097	99,776
* Kohl's Corp.	1,727,317	99,027
Hilton Hotels Corp.	2,092,549	97,283
* Ford Motor Co.	11,288,992	95,844
Yum! Brands, Inc.	2,804,955	94,892
* Coach, Inc.	1,995,031	94,305
The McGraw-Hill Cos., Inc.	1,841,277	93,739
Harrah's Entertainment, Inc.	1,003,557	87,239
Omnicom Group Inc.	1,771,551	85,194
Staples, Inc.	3,840,468	82,532
International Game Technology	1,794,462	77,341
J.C. Penney Co., Inc. (Holding Co.)	1,204,591	76,335
Macy's Inc.	2,331,270	75,347
Marriott International, Inc. Class A	1,721,097	74,816
TJX Cos., Inc.	2,434,108	70,760
Starwood Hotels & Resorts Worldwide, Inc.	1,152,726	70,028
Fortune Brands, Inc.	817,370	66,607
Harley-Davidson, Inc.	1,380,016	63,771
Gannett Co., Inc.	1,256,266	54,899
*^ Sears Holdings Corp.	415,089	52,799
* Bed Bath & Beyond, Inc.	1,466,973	50,053
Nordstrom, Inc.	1,063,532	49,869
Mattel, Inc.	2,113,435	49,581
The Gap, Inc.	2,660,855	49,066
* Apollo Group, Inc. Class A	764,886	46,008
Genuine Parts Co.	912,659	45,633
Newell Rubbermaid, Inc.	1,493,094	43,031
Eastman Kodak Co.	1,540,560	41,225
Limited Brands, Inc.	1,714,206	39,238
VF Corp.	476,772	38,499
Sherwin-Williams Co.	585,728	38,488
Abercrombie & Fitch Co.	475,227	38,351
Tiffany & Co.	731,703	38,305
Whirlpool Corp.	423,205	37,708
H & R Block, Inc.	1,728,953	36,619
* The Goodyear Tire & Rubber Co.	1,114,231	33,884
Wyndham Worldwide Corp.	977,899	32,036
Darden Restaurants Inc.	756,193	31,654
* IAC/InterActiveCorp	1,036,851	30,763
* Office Depot, Inc.	1,481,487	30,548
Harman International Industries, Inc.	348,613	30,162
* AutoZone Inc.	256,314	29,768
Black & Decker Corp.	353,435	29,441
* Interpublic Group of Cos., Inc.	2,507,817	26,031
Polo Ralph Lauren Corp.	328,149	25,514
The Stanley Works	446,446	25,059
Hasbro, Inc.	853,385	23,792
Family Dollar Stores, Inc.	807,448	21,446
Dow Jones & Co., Inc.	350,041	20,897
E.W. Scripps Co. Class A	482,571	20,268
Liz Claiborne, Inc.	558,535	19,175
D. R. Horton, Inc.	1,463,241	18,744
Leggett & Platt, Inc.	946,543	18,136
* Big Lots Inc.	588,333	17,556
Centex Corp.	638,313	16,960
Lennar Corp. Class A	745,597	16,888
Wendy's International, Inc.	469,541	16,392
Pulte Homes, Inc.	1,135,297	15,451
Snap-On Inc.	310,172	15,366
^ New York Times Co. Class A	769,352	15,202
RadioShack Corp.	724,659	14,971
* AutoNation, Inc.	807,735	14,313
OfficeMax, Inc.	403,169	13,817
Tribune Co.	446,102	12,188
Meredith Corp.	208,415	11,942
Brunswick Corp.	483,484	11,052
Jones Apparel Group, Inc.	502,410	10,616
KB Home	416,137	10,428
Dillard's Inc.	329,810	7,200
Circuit City Stores, Inc.	906,187	7,168
* Expedia, Inc.	191,256	6,097
* Comcast Corp. Special Class A	77,829	1,865
* Viacom Inc. Class A	18,015	702
CBS Corp. Class A	18,015	568
News Corp., Class B	4,500	105

		6,710,042

Consumer Staples (9.5%)
The Procter & Gamble Co.	16,789,390	1,180,966
Altria Group, Inc.	11,328,581	787,676
PepsiCo, Inc.	8,702,184	637,522
The Coca-Cola Co.	10,713,978	615,732
Wal-Mart Stores, Inc.	12,907,957	563,432
CVS/Caremark Corp.	7,963,858	315,608
Kraft Foods Inc.	8,478,965	292,609
Walgreen Co.	5,359,171	253,167
Anheuser-Busch Cos., Inc.	4,036,924	201,806
Colgate-Palmolive Co.	2,743,358	195,656
Kimberly-Clark Corp.	2,291,724	161,017
Costco Wholesale Corp.	2,362,602	144,993
Sysco Corp.	3,307,878	117,727
Archer-Daniels-Midland Co.	3,494,031	115,583
The Kroger Co.	3,798,205	108,325
General Mills, Inc.	1,775,243	102,982
Avon Products, Inc.	2,349,265	88,168
H.J. Heinz Co.	1,738,932	80,339
Kellogg Co.	1,426,560	79,887
Safeway, Inc.	2,363,933	78,270
ConAgra Foods, Inc.	2,664,879	69,633
Sara Lee Corp.	3,930,128	65,594
Wm. Wrigley Jr. Co.	932,260	59,879
Reynolds American Inc.	915,520	58,218
The Clorox Co.	740,796	45,181
Campbell Soup Co.	1,208,264	44,706
SuperValu Inc.	1,112,565	43,401
The Hershey Co.	917,727	42,592
UST, Inc.	857,323	42,523
Whole Foods Market, Inc.	756,763	37,051
Molson Coors Brewing Co. Class B	366,468	36,526
Coca-Cola Enterprises, Inc.	1,504,733	36,445
Brown-Forman Corp. Class B	464,982	34,832
The Pepsi Bottling Group, Inc.	753,417	28,005
The Estee Lauder Cos. Inc. Class A	631,658	26,820
Tyson Foods, Inc.	1,479,044	26,401
McCormick & Co., Inc.	697,113	25,075
* Constellation Brands, Inc. Class A	1,034,453	25,044
Dean Foods Co.	694,616	17,768
Wm. Wrigley Jr. Co. Class B	224,830	14,301

		6,901,460

Energy (11.6%)
ExxonMobil Corp.	29,844,811	2,762,436
Chevron Corp.	11,477,512	1,074,066
ConocoPhillips Co.	8,752,219	768,182
Schlumberger Ltd.	6,411,430	673,200
Occidental Petroleum Corp.	4,474,682	286,738
Marathon Oil Corp.	3,679,661	209,814
Valero Energy Corp.	2,981,224	200,279
Devon Energy Corp.	2,405,586	200,145
Halliburton Co.	4,790,943	183,972
* Transocean Inc.	1,555,447	175,843
Apache Corp.	1,779,726	160,282
Baker Hughes, Inc.	1,714,791	154,966
* National Oilwell Varco Inc.	958,658	138,526
Anadarko Petroleum Corp.	2,483,461	133,486
XTO Energy, Inc.	2,076,765	128,427
* Weatherford International Ltd.	1,805,585	121,299
Williams Cos., Inc.	3,230,634	110,035
Hess Corp.	1,487,563	98,968
EOG Resources, Inc.	1,309,417	94,710
Spectra Energy Corp.	3,382,274	82,798
Chesapeake Energy Corp.	2,192,012	77,290
Smith International, Inc.	1,072,634	76,586
Noble Corp.	1,442,073	70,734
Murphy Oil Corp.	1,006,571	70,349
Peabody Energy Corp.	1,417,699	67,865
El Paso Corp.	3,746,548	63,579
* Nabors Industries, Inc.	1,515,161	46,622
Sunoco, Inc.	653,981	46,289
CONSOL Energy, Inc.	974,380	45,406
ENSCO International, Inc.	799,048	44,827
BJ Services Co.	1,570,900	41,707
Tesoro Corp.	734,865	33,818
Rowan Cos., Inc.	598,541	21,895

		8,465,139

Financials (19.7%)
Citigroup, Inc.	26,763,270	1,249,042
Bank of America Corp.	23,872,841	1,200,088
American International Group, Inc.	13,794,639	933,207
JPMorgan Chase & Co.	18,202,295	834,029
Wells Fargo & Co.	17,976,682	640,329
Wachovia Corp.	10,260,328	514,555
The Goldman Sachs Group, Inc.	2,187,198	474,053
American Express Co.	6,370,939	378,243
Morgan Stanley	5,665,155	356,905
Merrill Lynch & Co., Inc.	4,635,259	330,401
Fannie Mae	5,243,616	318,864
U.S. Bancorp	9,329,555	303,490
MetLife, Inc.	3,996,539	278,679
Bank of New York Mellon Corp.	6,126,121	270,407
Prudential Financial, Inc.	2,472,629	241,279
Freddie Mac	3,504,022	206,772
The Allstate Corp.	3,155,223	180,447
The Travelers Cos., Inc.	3,554,964	178,957
Lehman Brothers Holdings, Inc.	2,851,084	175,997
CME Group, Inc.	285,809	167,870
Washington Mutual, Inc.	4,713,938	166,449
The Hartford Financial Services Group Inc.	1,709,897	158,251
AFLAC Inc.	2,618,356	149,351
Capital One Financial Corp.	2,245,835	149,191
State Street Corp.	2,101,586	143,244
SunTrust Banks, Inc.	1,884,510	142,601
PNC Financial Services Group	1,847,520	125,816
Simon Property Group, Inc. REIT	1,198,680	119,868
BB&T Corp.	2,967,730	119,867
Loews Corp.	2,386,056	115,366
The Chubb Corp.	2,115,128	113,455
Franklin Resources Corp.	882,717	112,546
Regions Financial Corp.	3,772,308	111,208
SLM Corp.	2,220,842	110,309
Charles Schwab Corp.	5,070,090	109,514
ACE Ltd.	1,769,004	107,149
Fifth Third Bancorp	2,891,148	97,952
Lincoln National Corp.	1,449,490	95,623
ProLogis REIT	1,373,607	91,139
The Principal Financial Group, Inc.	1,433,581	90,445
National City Corp.	3,451,695	86,603
Ameriprise Financial, Inc.	1,259,166	79,466
T. Rowe Price Group Inc.	1,421,922	79,187
Vornado Realty Trust REIT	721,910	78,941
XL Capital Ltd. Class A	994,844	78,792
Bear Stearns Co., Inc.	627,058	77,009
Progressive Corp. of Ohio	3,950,550	76,680
Marsh & McLennan Cos., Inc.	2,918,592	74,424
Genworth Financial Inc.	2,368,505	72,784
Archstone-Smith Trust REIT	1,193,987	71,806
Aon Corp.	1,570,888	70,392
General Growth Properties Inc. REIT	1,311,355	70,315
KeyCorp	2,098,877	67,857
Northern Trust Corp.	1,011,181	67,011
Boston Properties, Inc. REIT	636,748	66,158
Equity Residential REIT	1,495,207	63,337
Marshall & Ilsley Corp.	1,433,178	62,730
Host Hotels & Resorts Inc. REIT	2,793,238	62,680
Kimco Realty Corp. REIT	1,356,213	61,314
Legg Mason Inc.	714,601	60,234
Moody's Corp.	1,192,788	60,117
Countrywide Financial Corp.	3,097,628	58,886
* Discover Financial Services	2,575,660	53,574
Public Storage, Inc. REIT	670,046	52,699
Avalonbay Communities, Inc. REIT	426,475	50,350
Synovus Financial Corp.	1,750,499	49,101
Unum Group	1,931,531	47,265
Hudson City Bancorp, Inc.	2,859,511	43,979
^ American Capital Strategies, Ltd.	1,010,472	43,177
* IntercontinentalExchange Inc.	284,055	43,148
MBIA, Inc.	704,849	43,031
Comerica, Inc.	834,862	42,812
Leucadia National Corp.	878,659	42,369
Plum Creek Timber Co. Inc. REIT	945,770	42,333
M & T Bank Corp.	405,464	41,945
CIT Group Inc.	1,026,491	41,265
Zions Bancorp	588,921	40,441
Cincinnati Financial Corp.	918,629	39,786
Commerce Bancorp, Inc.	1,024,069	39,713
Developers Diversified Realty Corp. REIT	668,570	37,353
Safeco Corp.	569,204	34,847
Ambac Financial Group, Inc.	549,315	34,557
Huntington Bancshares Inc.	1,955,939	33,212
Sovereign Bancorp, Inc.	1,933,363	32,945
Torchmark Corp.	510,827	31,835
* E*TRADE Financial Corp.	2,289,947	29,907
* CB Richard Ellis Group, Inc.	1,060,214	29,516
Assurant, Inc.	530,745	28,395
Janus Capital Group Inc.	853,538	24,138
Apartment Investment & Management Co. Class A REIT	520,227	23,478
Federated Investors, Inc.	473,513	18,798
First Horizon National Corp.	673,405	17,953
MGIC Investment Corp.	445,670	14,400

		14,358,003

Health Care (11.6%)
Johnson & Johnson	15,571,340	1,023,037
Pfizer Inc.	37,266,131	910,412
Merck & Co., Inc.	11,711,778	605,382
Abbott Laboratories	8,324,710	446,371
UnitedHealth Group Inc.	7,134,475	345,523
Medtronic, Inc.	6,111,297	344,738
* Amgen, Inc.	5,851,534	331,021
Wyeth	7,237,253	322,420
Bristol-Myers Squibb Co.	10,656,155	307,110
Eli Lilly & Co.	5,317,649	302,734
Schering-Plough Corp.	8,723,167	275,914
* WellPoint Inc.	3,254,818	256,870
* Gilead Sciences, Inc.	5,001,239	204,401
Baxter International, Inc.	3,492,815	196,576
Aetna Inc.	2,765,799	150,100
* Celgene Corp.	2,060,974	146,968
* Thermo Fisher Scientific, Inc.	2,300,410	132,780
* Medco Health Solutions, Inc.	1,456,189	131,625
Cardinal Health, Inc.	1,951,321	122,016
* Covidien Ltd.	2,665,425	110,615
Becton, Dickinson & Co.	1,311,963	107,647
Allergan, Inc.	1,646,172	106,129
* Biogen Idec Inc.	1,549,739	102,794
* Zimmer Holdings, Inc.	1,267,467	102,652
* Boston Scientific Corp.	7,173,081	100,065
McKesson Corp.	1,581,320	92,966
Stryker Corp.	1,280,224	88,028
* Genzyme Corp.	1,419,360	87,944
CIGNA Corp.	1,540,962	82,118
* St. Jude Medical, Inc.	1,823,404	80,357
* Express Scripts Inc.	1,379,635	77,011
* Forest Laboratories, Inc.	1,700,702	63,419
* Humana Inc.	899,649	62,867
* Coventry Health Care Inc.	836,992	52,069
* Laboratory Corp. of America Holdings	629,594	49,253
Quest Diagnostics, Inc.	846,378	48,895
C.R. Bard, Inc.	552,895	48,760
AmerisourceBergen Corp.	964,640	43,727
* Waters Corp.	540,194	36,150
* Hospira, Inc.	833,340	34,542
Applera Corp.-Applied Biosystems Group	981,747	34,008
* Barr Pharmaceuticals Inc.	587,013	33,407
IMS Health, Inc.	1,049,518	32,157
* Patterson Cos.	744,136	28,731
* Varian Medical Systems, Inc.	681,747	28,558
Manor Care, Inc.	391,854	25,235
* Millipore Corp.	289,111	21,915
Mylan Inc.	1,330,190	21,230
PerkinElmer, Inc.	640,248	18,702
Bausch & Lomb, Inc.	291,061	18,628
* Watson Pharmaceuticals, Inc.	548,109	17,759
* King Pharmaceuticals, Inc.	1,302,050	15,260
* Tenet Healthcare Corp.	2,529,614	8,500

		8,438,096

Industrials (11.5%)
General Electric Co.	55,147,953	2,283,125
The Boeing Co.	4,222,536	443,324
United Technologies Corp.	5,333,774	429,262
United Parcel Service, Inc.	5,647,022	424,091
3M Co.	3,863,703	361,565
Caterpillar, Inc.	3,429,293	268,959
Honeywell International Inc.	4,033,778	239,889
Emerson Electric Co.	4,261,176	226,780
Lockheed Martin Corp.	1,867,110	202,563
General Dynamics Corp.	2,183,687	184,456
Deere & Co.	1,193,712	177,171
FedEx Corp.	1,661,889	174,083
Union Pacific Corp.	1,432,283	161,934
Raytheon Co.	2,353,299	150,188
Northrop Grumman Corp.	1,847,680	144,119
Illinois Tool Works, Inc.	2,255,855	134,539
Burlington Northern Santa Fe Corp.	1,615,148	131,102
Tyco International	2,672,224	118,486
PACCAR, Inc.	1,334,053	113,728
Precision Castparts Corp.	742,003	109,802
Danaher Corp.	1,325,632	109,643
Norfolk Southern Corp.	2,104,961	109,269
Waste Management, Inc.	2,791,904	105,366
CSX Corp.	2,362,909	100,967
Ingersoll-Rand Co.	1,546,577	84,242
Textron, Inc.	1,342,750	83,532
Eaton Corp.	785,263	77,772
Cummins Inc.	557,957	71,357
Parker Hannifin Corp.	620,988	69,445
L-3 Communications Holdings, Inc.	675,935	69,040
Fluor Corp.	472,157	67,981
ITT Industries, Inc.	972,553	66,066
Rockwell Collins, Inc.	895,675	65,420
Southwest Airlines Co.	4,018,741	59,477
Rockwell Automation, Inc.	821,669	57,114
Dover Corp.	1,094,336	55,756
Pitney Bowes, Inc.	1,175,893	53,409
Cooper Industries, Inc. Class A	980,008	50,069
C.H. Robinson Worldwide Inc.	916,339	49,748
* Terex Corp.	552,799	49,210
Masco Corp.	2,025,769	46,937
Goodrich Corp.	670,122	45,722
R.R. Donnelley & Sons Co.	1,178,422	43,083
W.W. Grainger, Inc.	380,308	34,680
American Standard Cos., Inc.	950,269	33,849
Avery Dennison Corp.	572,585	32,649
Equifax, Inc.	777,991	29,657
Cintas Corp.	722,088	26,789
Robert Half International, Inc.	890,211	26,582
Pall Corp.	656,506	25,538
* Monster Worldwide Inc.	699,298	23,818
* Allied Waste Industries, Inc.	1,550,487	19,769
Ryder System, Inc.	327,345	16,040
* Raytheon Co. Warrants Exp. 6/16/11	20,998	580

		8,339,742

Information Technology (16.1%)
Microsoft Corp.	43,378,886	1,277,942
* Cisco Systems, Inc.	32,770,507	1,085,031
International Business Machines Corp.	7,322,172	862,552
Intel Corp.	31,416,482	812,430
* Apple Computer, Inc.	4,679,000	718,414
* Google Inc.	1,242,623	704,903
Hewlett-Packard Co.	13,871,451	690,660
* Oracle Corp.	21,224,231	459,505
QUALCOMM Inc.	9,017,987	381,100
* Dell Inc.	12,236,423	337,725
Texas Instruments, Inc.	7,675,087	280,831
* eBay Inc.	6,146,506	239,837
* EMC Corp.	11,288,286	234,796
Motorola, Inc.	12,421,898	230,178
Corning, Inc.	8,466,444	208,698
* Yahoo! Inc.	7,245,571	194,471
Applied Materials, Inc.	7,402,401	153,230
* Adobe Systems, Inc.	3,158,218	137,888
Automatic Data Processing, Inc.	2,859,764	131,349
* Sun Microsystems, Inc.	19,163,327	107,506
* NVIDIA Corp.	2,919,182	105,791
* Juniper Networks, Inc.	2,755,090	100,864
Tyco Electronics Ltd.	2,676,125	94,815
* Symantec Corp.	4,841,748	93,833
* Electronic Arts Inc.	1,665,175	93,233
* Broadcom Corp.	2,524,923	92,008
* Xerox Corp.	5,017,786	87,008
Western Union Co.	4,136,187	86,736
* Agilent Technologies, Inc.	2,081,698	76,773
Paychex, Inc.	1,828,994	74,989
* MEMC Electronic Materials, Inc.	1,200,575	70,666
* SanDisk Corp.	1,225,044	67,500
* Autodesk, Inc.	1,238,006	61,863
* Cognizant Technology Solutions Corp.	771,602	61,551
Analog Devices, Inc.	1,678,792	60,705
Electronic Data Systems Corp.	2,722,659	59,463
KLA-Tencor Corp.	1,032,391	57,587
* Intuit, Inc.	1,833,951	55,569
CA, Inc.	2,090,626	53,771
* Computer Sciences Corp.	927,309	51,837
* Network Appliance, Inc.	1,914,238	51,512
* NCR Corp.	963,150	47,965
* Fiserv, Inc.	900,409	45,795
Altera Corp.	1,900,935	45,775
* Micron Technology, Inc.	4,049,182	44,946
* VeriSign, Inc.	1,312,394	44,280
Microchip Technology, Inc.	1,171,184	42,537
Linear Technology Corp.	1,193,104	41,747
* Avaya Inc.	2,459,363	41,711
Xilinx, Inc.	1,594,751	41,687
Fidelity National Information Services, Inc.	913,507	40,532
* Citrix Systems, Inc.	966,414	38,966
* Advanced Micro Devices, Inc.	2,945,248	38,877
National Semiconductor Corp.	1,287,074	34,905
* BMC Software, Inc.	1,091,826	34,098
* LSI Corp.	3,831,740	28,432
* Affiliated Computer Services, Inc. Class A	530,953	26,675
Jabil Circuit, Inc.	1,116,062	25,491
* Akamai Technologies, Inc.	885,001	25,426
* Tellabs, Inc.	2,344,026	22,315
* Lexmark International, Inc.	505,339	20,987
Molex, Inc.	760,582	20,482
* Solectron Corp.	4,832,335	18,846
* Novellus Systems, Inc.	675,416	18,412
* Ciena Corp.	461,531	17,575
* JDS Uniphase Corp.	1,129,700	16,900
* Novell, Inc.	1,863,318	14,236
* Teradyne, Inc.	1,014,203	13,996
* Compuware Corp.	1,611,199	12,922
* Convergys Corp.	732,502	12,716
* Unisys Corp.	1,860,494	12,316
Tektronix, Inc.	405,912	11,260
* QLogic Corp.	785,662	10,567

		11,720,495

Materials (3.2%)
Monsanto Co.	2,939,567	252,038
E.I. du Pont de Nemours & Co.	4,946,951	245,171
Dow Chemical Co.	5,115,918	220,291
Freeport-McMoRan Copper & Gold, Inc. Class B	2,055,236	215,574
Alcoa Inc.	4,753,234	185,947
Praxair, Inc.	1,721,599	144,201
Air Products & Chemicals, Inc.	1,159,603	113,363
Newmont Mining Corp. (Holding Co.)	2,425,471	108,491
Nucor Corp.	1,550,544	92,211
International Paper Co.	2,336,119	83,797
Weyerhaeuser Co.	1,155,811	83,565
United States Steel Corp.	633,400	67,102
PPG Industries, Inc.	878,404	66,363
Allegheny Technologies Inc.	546,919	60,134
Vulcan Materials Co.	509,913	45,459
Ecolab, Inc.	938,348	44,290
Rohm & Haas Co.	761,513	42,393
Sigma-Aldrich Corp.	702,389	34,234
Eastman Chemical Co.	449,973	30,027
Temple-Inland Inc.	565,935	29,785
Ball Corp.	546,076	29,352
MeadWestvaco Corp.	986,483	29,131
International Flavors & Fragrances, Inc.	480,167	25,382
Sealed Air Corp.	865,064	22,111
* Pactiv Corp.	698,221	20,011
Ashland, Inc.	298,592	17,978
Bemis Co., Inc.	559,161	16,277
Hercules, Inc.	623,843	13,113

		2,337,791

Telecommunication Services (3.7%)
AT&T Inc.	32,822,611	1,388,725
Verizon Communications Inc.	15,631,391	692,158
Sprint Nextel Corp.	15,322,398	291,126
Alltel Corp.	1,884,086	131,283
* Qwest Communications International Inc.	8,598,747	78,765
Embarq Corp.	808,793	44,969
Windstream Corp.	2,550,983	36,020
CenturyTel, Inc.	588,105	27,182
Citizens Communications Co.	1,833,369	26,254

		2,716,482

Utilities (3.4%)
Exelon Corp.	3,633,844	273,846
TXU Corp.	2,488,605	170,395
Southern Co.	4,075,773	147,869
FPL Group, Inc.	2,189,752	133,312
Dominion Resources, Inc.	1,572,127	132,530
Duke Energy Corp.	6,782,663	126,768
Public Service Enterprise Group, Inc.	1,368,697	120,432
Entergy Corp.	1,056,001	114,354
FirstEnergy Corp.	1,631,836	103,360
American Electric Power Co., Inc.	2,134,632	98,364
Edison International	1,744,168	96,714
PPL Corp.	2,061,460	95,446
PG&E Corp.	1,901,936	90,913
Constellation Energy Group, Inc.	967,286	82,983
Sempra Energy	1,416,814	82,345
* AES Corp.	3,571,851	71,580
Consolidated Edison Inc.	1,447,351	67,012
Progress Energy, Inc.	1,392,146	65,222
Ameren Corp.	1,104,250	57,973
Xcel Energy, Inc.	2,257,605	48,629
Questar Corp.	923,048	48,488
* Allegheny Energy, Inc.	887,201	46,365
DTE Energy Co.	942,586	45,659
NiSource, Inc.	1,465,796	28,055
CenterPoint Energy Inc.	1,715,749	27,503
* Dynegy, Inc.	2,664,666	24,622
Pinnacle West Capital Corp.	536,803	21,209
Integrys Energy Group, Inc.	405,265	20,762
CMS Energy Corp.	1,202,142	20,220
TECO Energy, Inc.	1,120,404	18,408
Nicor Inc.	241,002	10,339

		2,491,677

Total Common Stocks
(Cost $51,058,946)		72,478,927

Temporary Cash Investments (0.6%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 5.153%	381,634,812	381,635
	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
2 Federal Home Loan Bank
3 4.569%, 1/24/2008	10,000	9,848
2 Federal National Mortgage Assn.
3 5.204%, 10/3/2007	13,000	12,996

		22,844

Total Temporary Cash Investments
(Cost $404,488)		404,479

Total Investments (100.1%)
(Cost $51,463,434)		72,883,406

Other Assets and Liabilities-Net (-0.1%)		(49,301)

Net Assets (100%)		72,834,105

* Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $22,844,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007 the cost of investment securities for tax purposes was $51,463,434,000. Net unrealized appreciation of investment securities for tax purposes was $21,419,972,000, consisting of unrealized gains of 23,806,855,000 on securities that had risen in value since their purchase and $2,386,883,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	530	203,798	5,710
E-mini S&P 500 Index	2,258	173,652	669

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Bond Market Index Fund
Schedule of Investments
September 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (71.1%)

U.S. Government Securities (24.5%)
U.S. Treasury Bond	3.625%	5/15/2013	41,250	39,954
U.S. Treasury Bond	12.000%	8/15/2013	2,500	2,663
U.S. Treasury Bond	13.250%	5/15/2014	750	856
U.S. Treasury Bond	4.000%	2/15/2015	51,425	50,035
U.S. Treasury Bond	10.625%	8/15/2015	360	506
U.S. Treasury Bond	9.875%	11/15/2015	14,850	20,245
U.S. Treasury Bond	9.250%	2/15/2016	75	100
U.S. Treasury Bond	7.250%	5/15/2016	7,290	8,683
U.S. Treasury Bond	7.500%	11/15/2016	26,350	32,015
U.S. Treasury Bond	8.750%	5/15/2017	1,675	2,208
U.S. Treasury Bond	8.875%	8/15/2017	21,690	28,912
U.S. Treasury Bond	9.125%	5/15/2018	75	103
U.S. Treasury Bond	9.000%	11/15/2018	25	34
U.S. Treasury Bond	8.875%	2/15/2019	3,325	4,522
U.S. Treasury Bond	8.125%	8/15/2019	80	104
U.S. Treasury Bond	8.500%	2/15/2020	5,200	6,986
U.S. Treasury Bond	8.750%	5/15/2020	2,065	2,832
U.S. Treasury Bond	8.750%	8/15/2020	61,625	84,715
U.S. Treasury Bond	7.875%	2/15/2021	31,005	40,210
U.S. Treasury Bond	8.125%	5/15/2021	110	146
U.S. Treasury Bond	8.125%	8/15/2021	19,400	25,763
U.S. Treasury Bond	8.000%	11/15/2021	5,930	7,819
U.S. Treasury Bond	7.250%	8/15/2022	8,225	10,280
U.S. Treasury Bond	7.625%	11/15/2022	220	284
U.S. Treasury Bond	6.250%	8/15/2023	25	29
U.S. Treasury Bond	7.625%	2/15/2025	22,625	29,794
U.S. Treasury Bond	6.875%	8/15/2025	3,975	4,902
U.S. Treasury Bond	6.750%	8/15/2026	26,695	32,726
U.S. Treasury Bond	6.500%	11/15/2026	50	60
U.S. Treasury Bond	6.625%	2/15/2027	33,505	40,698
U.S. Treasury Bond	6.375%	8/15/2027	4,125	4,895
U.S. Treasury Bond	5.500%	8/15/2028	75	81
U.S. Treasury Bond	5.250%	11/15/2028	100	105
U.S. Treasury Bond	5.250%	2/15/2029	3,850	4,035
U.S. Treasury Bond	6.125%	8/15/2029	1,710	1,995
U.S. Treasury Bond	6.250%	5/15/2030	7,355	8,743
U.S. Treasury Bond	5.375%	2/15/2031	43,215	46,260
U.S. Treasury Bond	4.500%	2/15/2036	725	687
U.S. Treasury Bond	4.750%	2/15/2037	325	320
U.S. Treasury Note	3.750%	5/15/2008	19,175	19,124
U.S. Treasury Note	4.875%	5/31/2008	53,350	53,584
U.S. Treasury Note	5.125%	6/30/2008	32,435	32,658
U.S. Treasury Note	5.000%	7/31/2008	20,250	20,386
U.S. Treasury Note	4.125%	8/15/2008	10,000	9,998
U.S. Treasury Note	4.875%	8/31/2008	41,275	41,533
U.S. Treasury Note	3.125%	9/15/2008	425	421
U.S. Treasury Note	4.625%	9/30/2008	24,905	25,034
U.S. Treasury Note	3.125%	10/15/2008	1,725	1,709
U.S. Treasury Note	4.875%	10/31/2008	18,675	18,833
U.S. Treasury Note	3.375%	11/15/2008	525	521
U.S. Treasury Note	4.375%	11/15/2008	31,375	31,493
U.S. Treasury Note	4.750%	11/15/2008	775	781
U.S. Treasury Note	4.750%	12/31/2008	12,725	12,834
U.S. Treasury Note	3.250%	1/15/2009	1,165	1,155
U.S. Treasury Note	4.875%	1/31/2009	4,620	4,671
U.S. Treasury Note	4.500%	2/15/2009	3,570	3,593
U.S. Treasury Note	2.625%	3/15/2009	525	515
U.S. Treasury Note	4.500%	3/31/2009	35,100	35,358
U.S. Treasury Note	3.125%	4/15/2009	625	617
U.S. Treasury Note	4.500%	4/30/2009	18,675	18,827
U.S. Treasury Note	3.875%	5/15/2009	36,970	36,912
U.S. Treasury Note	4.875%	5/15/2009	17,825	18,078
U.S. Treasury Note	5.500%	5/15/2009	7,875	8,062
U.S. Treasury Note	4.875%	5/31/2009	54,675	55,461
U.S. Treasury Note	4.000%	6/15/2009	2,575	2,576
U.S. Treasury Note	4.875%	6/30/2009	18,275	18,546
U.S. Treasury Note	3.625%	7/15/2009	34,250	34,047
U.S. Treasury Note	4.875%	8/15/2009	11,625	11,808
U.S. Treasury Note	6.000%	8/15/2009	12,075	12,511
U.S. Treasury Note	3.375%	10/15/2009	25,900	25,596
U.S. Treasury Note	4.625%	11/15/2009	8,125	8,229
U.S. Treasury Note	3.500%	12/15/2009	1,050	1,039
U.S. Treasury Note	3.500%	2/15/2010	250	247
U.S. Treasury Note	6.500%	2/15/2010	1,395	1,473
U.S. Treasury Note	4.000%	3/15/2010	17,325	17,328
U.S. Treasury Note	4.000%	4/15/2010	14,700	14,698
U.S. Treasury Note	3.875%	5/15/2010	375	374
U.S. Treasury Note	4.125%	8/15/2010	630	632
U.S. Treasury Note	4.500%	11/15/2010	320	324
U.S. Treasury Note	4.375%	12/15/2010	3,450	3,484
U.S. Treasury Note	4.500%	2/28/2011	15,300	15,508
U.S. Treasury Note	4.750%	3/31/2011	1,475	1,507
U.S. Treasury Note	4.875%	4/30/2011	48,475	49,725
U.S. Treasury Note	4.875%	5/31/2011	3,750	3,848
U.S. Treasury Note	5.125%	6/30/2011	375	388
U.S. Treasury Note	4.875%	7/31/2011	74,200	76,148
U.S. Treasury Note	4.500%	9/30/2011	76,665	77,659
U.S. Treasury Note	4.625%	10/31/2011	81,350	82,761
U.S. Treasury Note	4.500%	11/30/2011	2,100	2,126
U.S. Treasury Note	4.625%	12/31/2011	175	178
U.S. Treasury Note	4.625%	2/29/2012	310	315
U.S. Treasury Note	4.500%	3/31/2012	975	987
U.S. Treasury Note	4.500%	4/30/2012	15,350	15,535
U.S. Treasury Note	4.750%	5/31/2012	46,175	47,207
U.S. Treasury Note	4.875%	6/30/2012	5,350	5,497
U.S. Treasury Note	4.625%	7/31/2012	1,000	1,017
U.S. Treasury Note	4.125%	8/31/2012	75	75
U.S. Treasury Note	3.875%	2/15/2013	6,780	6,666
U.S. Treasury Note	4.250%	8/15/2013	10,775	10,760
U.S. Treasury Note	4.250%	11/15/2013	43,875	43,752
U.S. Treasury Note	4.000%	2/15/2014	7,015	6,885
U.S. Treasury Note	4.750%	5/15/2014	500	511
U.S. Treasury Note	4.250%	8/15/2014	225	223
U.S. Treasury Note	4.250%	11/15/2014	67,825	67,179
U.S. Treasury Note	4.125%	5/15/2015	1,300	1,273
U.S. Treasury Note	4.250%	8/15/2015	5,525	5,445
U.S. Treasury Note	4.500%	11/15/2015	54,925	54,994
U.S. Treasury Note	4.875%	8/15/2016	75	77
U.S. Treasury Note	4.750%	8/15/2017	600	608

				1,729,229

Agency Bonds and Notes (9.2%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	778
1 Federal Farm Credit Bank	3.750%	1/15/2009	725	719
1 Federal Farm Credit Bank	4.125%	4/15/2009	1,350	1,343
1 Federal Farm Credit Bank	5.250%	8/3/2009	1,725	1,747
1 Federal Farm Credit Bank	5.250%	9/13/2010	825	845
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,550	2,638
1 Federal Farm Credit Bank	4.500%	10/17/2012	500	497
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	795
1 Federal Farm Credit Bank	5.125%	8/25/2016	2,225	2,234
1 Federal Farm Credit Bank	4.875%	1/17/2017	1,150	1,134
1 Federal Home Loan Bank	5.000%	2/20/2009	15,000	15,100
1 Federal Home Loan Bank	4.750%	4/24/2009	25,000	25,136
1 Federal Home Loan Bank	5.375%	7/17/2009	1,450	1,475
1 Federal Home Loan Bank	5.250%	8/5/2009	625	634
1 Federal Home Loan Bank	5.000%	9/18/2009	27,500	27,820
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,352
1 Federal Home Loan Bank	5.000%	12/11/2009	625	631
1 Federal Home Loan Bank	3.875%	1/15/2010	16,850	16,660
1 Federal Home Loan Bank	4.375%	3/17/2010	3,000	3,000
1 Federal Home Loan Bank	4.875%	5/14/2010	775	784
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,594
1 Federal Home Loan Bank	5.375%	8/19/2011	5,300	5,469
1 Federal Home Loan Bank	4.875%	11/18/2011	10,100	10,177
1 Federal Home Loan Bank	5.750%	5/15/2012	1,525	1,599
1 Federal Home Loan Bank	5.375%	6/14/2013	1,000	1,030
1 Federal Home Loan Bank	5.125%	8/14/2013	9,775	9,956
1 Federal Home Loan Bank	4.500%	9/16/2013	7,100	7,031
1 Federal Home Loan Bank	5.500%	8/13/2014	6,625	6,890
1 Federal Home Loan Bank	5.375%	5/18/2016	8,575	8,835
1 Federal Home Loan Bank	5.625%	6/13/2016	350	363
1 Federal Home Loan Bank	4.750%	12/16/2016	11,500	11,323
1 Federal Home Loan Bank	4.875%	5/17/2017	650	645
1 Federal Home Loan Bank	5.250%	12/11/2020	2,025	2,037
1 Federal Home Loan Bank	5.500%	7/15/2036	3,000	3,094
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	5,000	5,007
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	10,000	10,060
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	10,000	10,186
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	18,600	18,845
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	17,175	17,322
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	2,875	2,994
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,769
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	23,061
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,875
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,383
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	9,700	10,208
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	13,000	13,360
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	10,000	10,443
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	3,600	3,677
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	5,000	5,190
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,975	1,959
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,325	1,310
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	10,350	10,440
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	20,650	20,946
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	7,500	7,349
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	9,000	8,903
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	8,000	8,177
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	2,000	2,023
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,159	3,101
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,190
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	7,989	9,563
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	258
1 Federal National Mortgage Assn.	4.500%	10/15/2008	13,700	13,700
1 Federal National Mortgage Assn.	3.375%	12/15/2008	6,950	6,859
1 Federal National Mortgage Assn.	5.250%	1/15/2009	10,775	10,888
1 Federal National Mortgage Assn.	4.875%	4/15/2009	18,750	18,885
1 Federal National Mortgage Assn.	4.250%	5/15/2009	12,700	12,675
1 Federal National Mortgage Assn.	6.375%	6/15/2009	3,775	3,898
1 Federal National Mortgage Assn.	6.625%	9/15/2009	9,015	9,389
1 Federal National Mortgage Assn.	7.250%	1/15/2010	5,105	5,417
1 Federal National Mortgage Assn.	3.875%	2/15/2010	30,000	29,657
1 Federal National Mortgage Assn.	4.125%	5/15/2010	1,000	991
1 Federal National Mortgage Assn.	4.250%	8/15/2010	8,000	7,966
1 Federal National Mortgage Assn.	6.625%	11/15/2010	900	957
1 Federal National Mortgage Assn.	6.250%	2/1/2011	400	421
1 Federal National Mortgage Assn.	5.125%	4/15/2011	2,250	2,299
1 Federal National Mortgage Assn.	6.000%	5/15/2011	5,000	5,253
1 Federal National Mortgage Assn.	5.000%	10/15/2011	1,850	1,882
1 Federal National Mortgage Assn.	6.125%	3/15/2012	12,875	13,674
1 Federal National Mortgage Assn.	4.875%	5/18/2012	2,000	2,021
1 Federal National Mortgage Assn.	4.375%	9/15/2012	1,050	1,040
1 Federal National Mortgage Assn.	4.750%	2/21/2013	500	501
1 Federal National Mortgage Assn.	4.375%	3/15/2013	1,450	1,432
1 Federal National Mortgage Assn.	4.625%	5/1/2013	2,875	2,849
1 Federal National Mortgage Assn.	4.625%	10/15/2013	10,650	10,576
1 Federal National Mortgage Assn.	5.125%	1/2/2014	550	558
1 Federal National Mortgage Assn.	4.125%	4/15/2014	7,500	7,231
1 Federal National Mortgage Assn.	4.625%	10/15/2014	15,000	14,828
1 Federal National Mortgage Assn.	5.000%	4/15/2015	2,000	2,019
1 Federal National Mortgage Assn.	4.375%	10/15/2015	5,000	4,831
1 Federal National Mortgage Assn.	5.250%	9/15/2016	5,725	5,853
1 Federal National Mortgage Assn.	4.875%	12/15/2016	4,700	4,671
1 Federal National Mortgage Assn.	5.000%	2/13/2017	7,700	7,729
1 Federal National Mortgage Assn.	7.125%	1/15/2030	2,100	2,605
1 Federal National Mortgage Assn.	7.250%	5/15/2030	9,900	12,463
1 Federal National Mortgage Assn.	6.625%	11/15/2030	5,450	6,433
1 Federal National Mortgage Assn.	5.625%	7/15/2037	800	831
Private Export Funding Corp.	7.200%	1/15/2010	2,375	2,514
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	464
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	359
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	225	230
1 Tennessee Valley Auth.	5.375%	11/13/2008	1,075	1,085
1 Tennessee Valley Auth.	5.625%	1/18/2011	4,000	4,139
1 Tennessee Valley Auth.	5.500%	7/18/2017	2,700	2,793
1 Tennessee Valley Auth.	7.125%	5/1/2030	3,375	4,208
1 Tennessee Valley Auth.	4.650%	6/15/2035	850	774
1 Tennessee Valley Auth.	5.375%	4/1/2056	1,575	1,569

				648,381

Mortgage-Backed Securities (37.4%)
Conventional Mortgage-Backed Securities (34.2%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-12/1/2020	21,621	20,660
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2008-10/1/2035	89,159	85,675
1,2 Federal Home Loan Mortgage Corp.	5.000%	3/1/2008-10/1/2037	231,562	223,119
1,2 Federal Home Loan Mortgage Corp.	5.500%	6/1/2009-10/1/2037	351,247	344,764
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2013-10/1/2037	146,916	147,405
1,2 Federal Home Loan Mortgage Corp.	6.500%	1/1/2008-10/1/2036	42,361	43,363
1,2 Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-9/1/2036	17,585	18,197
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	516	536
1,2 Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	357	376
1,2 Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	176	188
1,2 Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	12	14
1,2 Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	0	0
1,2 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	18,360	17,545
1,2 Federal National Mortgage Assn.	4.500%	6/1/2010-9/1/2035	105,009	100,595
1,2 Federal National Mortgage Assn.	5.000%	9/1/2009-6/1/2037	356,952	343,388
1,2 Federal National Mortgage Assn.	5.500%	5/1/2009-8/1/2037	385,960	379,660
1,2 Federal National Mortgage Assn.	6.000%	11/1/2008-10/1/2037	313,971	315,064
1,2 Federal National Mortgage Assn.	6.500%	1/1/2012-10/1/2037	102,368	104,388
1,2 Federal National Mortgage Assn.	7.000%	7/1/2014-10/1/2037	24,552	25,376
1,2 Federal National Mortgage Assn.	7.500%	11/1/2011-10/1/2031	1,213	1,259
1,2 Federal National Mortgage Assn.	8.000%	12/1/2029-6/1/2031	166	174
1,2 Federal National Mortgage Assn.	8.500%	4/1/2030-4/1/2031	66	70
1,2 Federal National Mortgage Assn.	9.000%	8/1/2030	3	4
1,2 Federal National Mortgage Assn.	9.500%	11/1/2025	6	7
2 Government National Mortgage Assn.	4.000%	9/15/2018	133	126
2 Government National Mortgage Assn.	4.500%	8/15/2018-1/15/2036	5,770	5,477
2 Government National Mortgage Assn.	5.000%	2/15/2018-6/20/2037	45,751	44,304
2 Government National Mortgage Assn.	5.500%	2/15/2017-9/20/2037	85,200	84,044
2 Government National Mortgage Assn.	6.000%	9/15/2013-10/1/2037	73,085	73,504
2 Government National Mortgage Assn.	6.500%	5/15/2013-8/20/2037	27,949	28,561
2 Government National Mortgage Assn.	7.000%	10/15/2010-9/15/2036	6,421	6,659
2 Government National Mortgage Assn.	7.500%	5/15/2023-10/15/2031	415	435
2 Government National Mortgage Assn.	8.000%	7/15/2025-11/15/2030	429	454
2 Government National Mortgage Assn.	8.500%	12/15/2024-7/15/2030	24	24
2 Government National Mortgage Assn.	9.000%	5/15/2025-8/15/2030	15	16
2 Government National Mortgage Assn.	9.500%	11/15/2017	12	13
Non-Conventional Mortgage-Backed Securities (3.2%)
1,2 Federal Home Loan Mortgage Corp.	4.276%	4/1/2036	5,417	5,390
1,2 Federal Home Loan Mortgage Corp.	4.336%	11/1/2033	781	780
1,2 Federal Home Loan Mortgage Corp.	4.597%	11/1/2034	2,585	2,553
1,2 Federal Home Loan Mortgage Corp.	4.622%	4/1/2035	2,935	2,925
1,2 Federal Home Loan Mortgage Corp.	4.656%	7/1/2035	1,134	1,115
1,2 Federal Home Loan Mortgage Corp.	4.659%	12/1/2035	3,380	3,368
1,2 Federal Home Loan Mortgage Corp.	4.704%	12/1/2034	1,172	1,171
1,2 Federal Home Loan Mortgage Corp.	4.793%	7/1/2035	4,492	4,447
1,2 Federal Home Loan Mortgage Corp.	4.983%	5/1/2035	1,518	1,507
1,2 Federal Home Loan Mortgage Corp.	5.268%	3/1/2036	3,063	3,061
1,2 Federal Home Loan Mortgage Corp.	5.301%	3/1/2037	1,640	1,642
1,2 Federal Home Loan Mortgage Corp.	5.308%	12/1/2036	1,112	1,116
1,2 Federal Home Loan Mortgage Corp.	5.426%	3/1/2037	1,893	1,897
1,2 Federal Home Loan Mortgage Corp.	5.429%	1/1/2037	1,757	1,764
1,2 Federal Home Loan Mortgage Corp.	5.458%	4/1/2037	3,590	3,599
1,2 Federal Home Loan Mortgage Corp.	5.490%	2/1/2036	1,324	1,323
1,2 Federal Home Loan Mortgage Corp.	5.581%	5/1/2036	3,770	3,822
1,2 Federal Home Loan Mortgage Corp.	5.589%	6/1/2037	3,648	3,674
1,2 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	2,563	2,581
1,2 Federal Home Loan Mortgage Corp.	5.710%	12/1/2036	3,923	3,965
1,2 Federal Home Loan Mortgage Corp.	5.712%	3/1/2037	5,174	5,227
1,2 Federal Home Loan Mortgage Corp.	5.773%	5/1/2036	1,505	1,523
1,2 Federal Home Loan Mortgage Corp.	5.828%	6/1/2037	1,259	1,265
1,2 Federal Home Loan Mortgage Corp.	5.854%	4/1/2037	3,529	3,556
1,2 Federal Home Loan Mortgage Corp.	5.874%	5/1/2037	3,743	3,740
1,2 Federal National Mortgage Assn.	4.000%	7/1/2035	5,202	5,036
1,2 Federal National Mortgage Assn.	4.135%	5/1/2034	2,360	2,318
1,2 Federal National Mortgage Assn.	4.423%	8/1/2035	5,021	4,961
1,2 Federal National Mortgage Assn.	4.426%	4/1/2036	4,039	4,046
1,2 Federal National Mortgage Assn.	4.573%	1/1/2035	1,443	1,435
1,2 Federal National Mortgage Assn.	4.589%	11/1/2034	5,103	4,997
1,2 Federal National Mortgage Assn.	4.599%	12/1/2034	1,794	1,774
1,2 Federal National Mortgage Assn.	4.605%	10/1/2036	5,341	5,376
1,2 Federal National Mortgage Assn.	4.641%	11/1/2033	756	748
1,2 Federal National Mortgage Assn.	4.653%	9/1/2034	1,112	1,096
1,2 Federal National Mortgage Assn.	4.657%	8/1/2035	2,178	2,151
1,2 Federal National Mortgage Assn.	4.700%	10/1/2034	2,428	2,405
1,2 Federal National Mortgage Assn.	4.729%	9/1/2035	2,095	2,074
1,2 Federal National Mortgage Assn.	4.733%	8/1/2035	1,072	1,064
1,2 Federal National Mortgage Assn.	4.742%	5/1/2035	7,812	7,794
1,2 Federal National Mortgage Assn.	4.753%	9/1/2034	1,105	1,104
1,2 Federal National Mortgage Assn.	4.759%	6/1/2034	1,812	1,807
1,2 Federal National Mortgage Assn.	4.780%	4/1/2036	5,124	5,153
1,2 Federal National Mortgage Assn.	4.781%	10/1/2034	3,130	3,121
1,2 Federal National Mortgage Assn.	4.827%	4/1/2037	3,568	3,572
1,2 Federal National Mortgage Assn.	4.863%	12/1/2035	2,046	2,035
1,2 Federal National Mortgage Assn.	4.886%	7/1/2035	2,733	2,716
1,2 Federal National Mortgage Assn.	4.955%	7/1/2035	1,441	1,449
1,2 Federal National Mortgage Assn.	4.970%	10/1/2035	3,319	3,333
1,2 Federal National Mortgage Assn.	5.054%	11/1/2035	4,183	4,162
1,2 Federal National Mortgage Assn.	5.081%	12/1/2035	4,975	4,952
1,2 Federal National Mortgage Assn.	5.090%	2/1/2036	587	586
1,2 Federal National Mortgage Assn.	5.110%	1/1/2036	2,568	2,575
1,2 Federal National Mortgage Assn.	5.138%	12/1/2035	4,875	4,879
1,2 Federal National Mortgage Assn.	5.289%	3/1/2037	2,425	2,435
1,2 Federal National Mortgage Assn.	5.465%	2/1/2036	2,972	2,978
1,2 Federal National Mortgage Assn.	5.480%	5/1/2037	1,843	1,857
1,2 Federal National Mortgage Assn.	5.620%	7/1/2036	1,249	1,264
1,2 Federal National Mortgage Assn.	5.627%	1/1/2037	2,478	2,505
1,2 Federal National Mortgage Assn.	5.654%	3/1/2037	2,506	2,539
1,2 Federal National Mortgage Assn.	5.673%	6/1/2036	958	964
1,2 Federal National Mortgage Assn.	5.690%	3/1/2037	7,099	7,185
1,2 Federal National Mortgage Assn.	5.695%	2/1/2037	2,066	2,093
1,2 Federal National Mortgage Assn.	5.698%	2/1/2037	4,995	5,058
1,2 Federal National Mortgage Assn.	5.740%	3/1/2037	6,485	6,567
1,2 Federal National Mortgage Assn.	5.743%	12/1/2036	7,504	7,602
1,2 Federal National Mortgage Assn.	5.761%	4/1/2036	2,490	2,514
1,2 Federal National Mortgage Assn.	5.785%	4/1/2037	13,523	13,637
1,2 Federal National Mortgage Assn.	5.800%	4/1/2037	3,232	3,237
1,2 Federal National Mortgage Assn.	5.817%	1/1/2036	1,513	1,517
1,2 Federal National Mortgage Assn.	5.826%	6/1/2037	1,964	1,990
1,2 Federal National Mortgage Assn.	5.881%	9/1/2036	1,237	1,261
1,2 Federal National Mortgage Assn.	6.014%	11/1/2036	1,583	1,604
1,2 Federal National Mortgage Assn.	6.097%	6/1/2036	368	373

				2,640,354

Total U.S. Government and Agency Obligations
(Cost $5,008,300)				5,017,964

Corporate Bonds (25.7%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.2%)
2,3 American Express Credit Account Master Trust	5.862%	9/15/2010	14,500	14,497
2,3 American Express Credit Account Master Trust	5.862%	10/15/2010	14,531	14,526
2,3 American Express Credit Account Master Trust	5.933%	11/15/2010	9,000	9,001
4 BA Covered Bond Issuer	5.500%	6/14/2012	6,700	6,861
2,3 Bank One Issuance Trust	5.873%	6/15/2010	14,000	14,002
2,3 Bank One Issuance Trust	5.862%	12/15/2010	30,000	29,991
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.624%	3/11/2039	8,000	7,932
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	4,625	4,629
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	6,800	6,785
2,3 Capital One Master Trust	5.952%	12/15/2010	24,000	24,007
2,3 Capital One Master Trust	5.952%	11/15/2011	14,000	13,996
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	8,500	8,376
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	6,000	5,831
2,3 Chase Credit Card Master Trust	5.873%	2/15/2010	11,500	11,502
2,3 Chase Credit Card Master Trust	5.873%	1/17/2011	10,000	9,996
2,3 Chase Issuance Trust	5.762%	12/15/2010	30,000	29,975
2,3 Chase Issuance Trust	5.762%	2/15/2011	7,000	7,007
2 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,291
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	3,500	3,505
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	5,000	4,927
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	29,225	28,798
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,770
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	261
2 Countrywide Home Loans	4.050%	5/25/2033	339	333
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	6,090
2 Credit Suisse Mortgage Capital Certificates	5.609%	2/15/2039	10,000	9,925
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	1,000	990
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,203	3,200
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	3,000	3,102
2,3 Discover Card Master Trust I	5.783%	4/16/2010	5,000	5,001
2,3 Discover Card Master Trust I	5.772%	5/15/2010	15,000	14,999
2,3 Discover Card Master Trust I	5.883%	8/15/2010	3,000	3,000
2,3 Discover Card Master Trust I	5.762%	9/16/2010	5,627	5,623
2,3 Discover Card Master Trust I	5.772%	5/15/2011	15,000	14,973
2,3 Fleet Credit Card Master Trust II	5.893%	4/15/2010	33,500	33,506
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	313	311
2,3 GE Capital Credit Card Master Note Trust	5.762%	6/15/2011	6,000	5,993
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	6,600	6,629
2,3 Gracechurch Card Funding PLC	5.772%	11/16/2009	8,000	7,999
2,3 Gracechurch Card Funding PLC	5.762%	6/15/2010	19,000	18,979
2,3 Gracechurch Card Funding PLC	5.762%	9/15/2010	17,000	16,965
2 Harley-Davidson Motorcycle Trust	3.200%	5/15/2012	368	361
2 Harley-Davidson Motorcycle Trust	5.210%	6/17/2013	6,440	6,530
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	1,190	1,186
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	4,050	4,044
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	6,000	5,983
2 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	1,825	1,833
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,782
2,3 MBNA Credit Card Master Note Trust	5.753%	12/15/2010	14,459	14,439
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	950	942
2,3 MBNA Credit Card Master Note Trust	5.883%	2/15/2011	19,000	18,994
2,3 MBNA Credit Card Master Note Trust	5.743%	9/15/2011	10,000	9,966
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	5,800	6,034
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	1/12/2017	2,250	2,222
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,675	1,659
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	444	441
2 PECO Energy Transition Trust	7.625%	3/1/2010	4,685	4,831
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	344
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	759
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	223
2 Public Service New Hampshire Funding LLC	6.480%	5/1/2015	675	711
2 Salomon Brothers Mortgage Securities VII	4.116%	9/25/2033	896	885
2 USAA Auto Owner Trust	4.550%	2/16/2010	942	937
2 USAA Auto Owner Trust	5.360%	2/15/2011	4,600	4,602
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	701	700
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	2,453	2,445
2 Wachovia Auto Owner Trust	3.440%	3/21/2011	250	247
2 World Omni Auto Receivables Trust	3.540%	11/14/2011	244	243

				510,427

Finance (8.1%)
Banking (3.4%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,521
AmSouth Bank NA	5.200%	4/1/2015	775	738
BAC Capital Trust XI	6.625%	5/23/2036	3,450	3,487
Banc One Corp.	7.625%	10/15/2026	175	199
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	3,375	3,501
Bank of America Corp.	3.375%	2/17/2009	4,450	4,358
Bank of America Corp.	4.500%	8/1/2010	675	671
Bank of America Corp.	4.250%	10/1/2010	50	49
Bank of America Corp.	4.375%	12/1/2010	225	222
Bank of America Corp.	5.375%	8/15/2011	1,875	1,889
Bank of America Corp.	6.250%	4/15/2012	900	939
Bank of America Corp.	5.375%	9/11/2012	525	523
Bank of America Corp.	5.375%	6/15/2014	525	521
Bank of America Corp.	5.125%	11/15/2014	2,375	2,327
Bank of America Corp.	4.750%	8/1/2015	500	475
Bank of America Corp.	5.250%	12/1/2015	775	756
Bank of America Corp.	5.750%	8/15/2016	350	350
Bank of America Corp.	5.625%	10/14/2016	1,850	1,853
Bank of America Corp.	5.300%	3/15/2017	475	461
Bank of America Corp.	5.420%	3/15/2017	1,000	968
Bank of America Corp.	6.100%	6/15/2017	900	927
Bank of America Corp.	6.000%	9/1/2017	250	255
Bank of America Corp.	5.625%	3/8/2035	1,025	906
Bank of America Corp.	6.000%	10/15/2036	775	760
Bank of America Corp.	6.500%	9/15/2037	350	349
Bank of New York Co., Inc.	4.950%	1/14/2011	350	346
Bank of New York Co., Inc.	4.950%	3/15/2015	1,350	1,265
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	534
Bank One Corp.	6.000%	2/17/2009	795	806
Bank One Corp.	7.875%	8/1/2010	2,200	2,352
Bank One Corp.	5.250%	1/30/2013	725	714
Bank One Corp.	4.900%	4/30/2015	800	749
BankAmerica Capital II	8.000%	12/15/2026	900	935
Barclays Bank PLC	5.450%	9/12/2012	25	25
2 Barclays Bank PLC	6.278%	12/29/2049	375	327
BB&T Corp.	6.500%	8/1/2011	100	104
BB&T Corp.	4.750%	10/1/2012	675	660
BB&T Corp.	5.200%	12/23/2015	725	698
BB&T Corp.	5.625%	9/15/2016	700	691
BB&T Corp.	5.250%	11/1/2019	1,825	1,707
BB&T Corp.	6.750%	6/7/2036	1,025	1,033
Charter One Bank N.A.	5.500%	4/26/2011	1,000	1,009
Citicorp	6.375%	11/15/2008	1,675	1,701
Citigroup, Inc.	3.625%	2/9/2009	1,600	1,575
Citigroup, Inc.	4.250%	7/29/2009	275	272
Citigroup, Inc.	4.125%	2/22/2010	775	762
Citigroup, Inc.	4.625%	8/3/2010	1,000	994
Citigroup, Inc.	6.500%	1/18/2011	1,825	1,906
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,419
Citigroup, Inc.	6.000%	2/21/2012	325	335
Citigroup, Inc.	5.250%	2/27/2012	2,525	2,527
Citigroup, Inc.	5.500%	8/27/2012	1,200	1,218
Citigroup, Inc.	5.625%	8/27/2012	3,100	3,139
Citigroup, Inc.	5.125%	5/5/2014	675	659
Citigroup, Inc.	5.000%	9/15/2014	5,779	5,591
Citigroup, Inc.	4.875%	5/7/2015	200	191
Citigroup, Inc.	4.700%	5/29/2015	275	257
Citigroup, Inc.	5.300%	1/7/2016	175	172
Citigroup, Inc.	5.850%	8/2/2016	150	152
Citigroup, Inc.	6.625%	6/15/2032	2,875	3,013
Citigroup, Inc.	5.875%	2/22/2033	2,475	2,381
Citigroup, Inc.	6.000%	10/31/2033	700	683
Citigroup, Inc.	5.850%	12/11/2034	400	384
Colonial Bank NA	6.375%	12/1/2015	125	127
Comerica Bank	5.750%	11/21/2016	1,850	1,834
Comerica Bank	5.200%	8/22/2017	450	420
Compass Bank	6.400%	10/1/2017	475	479
Compass Bank	5.900%	4/1/2026	225	203
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	2,400	2,399
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	901
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	875	884
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	361
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,540	2,664
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	2,350	2,356
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	4,025	3,845
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	975	941
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	250	245
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	175	194
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	800	757
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,150	1,124
Deutsche Bank Financial, Inc.	6.000%	9/1/2017	2,025	2,052
Fifth Third Bank	4.200%	2/23/2010	1,225	1,204
Fifth Third Bank	4.750%	2/1/2015	675	635
Fifth Third Bank	4.500%	6/1/2018	700	617
First Tennessee Bank	5.050%	1/15/2015	125	117
First Union Institutional Capital I	8.040%	12/1/2026	175	182
FirstStar Bank	7.125%	12/1/2009	275	286
Fleet Capital Trust II	7.920%	12/11/2026	725	754
4 HBOS Treasury Services PLC	5.250%	2/21/2017	2,650	2,681
HSBC Bank PLC	6.950%	3/15/2011	350	371
HSBC Bank USA	4.625%	4/1/2014	1,900	1,773
HSBC Bank USA	5.875%	11/1/2034	1,225	1,164
HSBC Bank USA	5.625%	8/15/2035	1,425	1,296
HSBC Holdings PLC	7.500%	7/15/2009	1,300	1,352
HSBC Holdings PLC	7.350%	11/27/2032	125	134
HSBC Holdings PLC	6.500%	5/2/2036	800	809
HSBC Holdings PLC	6.500%	9/15/2037	1,900	1,900
J.P. Morgan, Inc.	6.000%	1/15/2009	1,125	1,137
JP Morgan Chase Capital XXII	6.450%	2/2/2037	450	417
JPM Capital Trust	6.550%	9/29/2036	650	611
JPMorgan Capital Trust	5.875%	3/15/2035	1,525	1,361
JPMorgan Chase & Co.	3.500%	3/15/2009	700	686
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,043
JPMorgan Chase & Co.	5.600%	6/1/2011	3,700	3,752
JPMorgan Chase & Co.	4.500%	1/15/2012	4,625	4,490
JPMorgan Chase & Co.	6.625%	3/15/2012	400	419
JPMorgan Chase & Co.	5.375%	10/1/2012	375	375
JPMorgan Chase & Co.	5.750%	1/2/2013	350	352
JPMorgan Chase & Co.	4.875%	3/15/2014	260	249
JPMorgan Chase & Co.	5.125%	9/15/2014	295	286
JPMorgan Chase & Co.	4.750%	3/1/2015	1,625	1,523
JPMorgan Chase & Co.	5.250%	5/1/2015	2,900	2,798
JPMorgan Chase & Co.	5.150%	10/1/2015	1,175	1,131
JPMorgan Chase & Co.	5.875%	6/13/2016	525	530
JPMorgan Chase & Co.	6.125%	6/27/2017	700	715
JPMorgan Chase & Co.	5.850%	8/1/2035	100	89
JPMorgan Chase & Co.	6.800%	10/1/2037	175	175
Key Bank NA	7.000%	2/1/2011	300	313
Key Bank NA	5.500%	9/17/2012	250	249
Key Bank NA	4.950%	9/15/2015	800	754
Key Bank NA	5.450%	3/3/2016	1,600	1,551
Marshall & Ilsley Bank	4.850%	6/16/2015	450	423
Marshall & Ilsley Corp.	4.375%	8/1/2009	900	890
MBNA America Bank NA	4.625%	8/3/2009	50	50
MBNA America Bank NA	6.625%	6/15/2012	650	685
MBNA Corp.	7.500%	3/15/2012	725	788
MBNA Corp.	6.125%	3/1/2013	550	571
MBNA Corp.	5.000%	6/15/2015	625	592
Mellon Funding Corp.	3.250%	4/1/2009	225	220
Mellon Funding Corp.	5.000%	12/1/2014	350	337
National City Bank	4.150%	8/1/2009	275	270
National City Bank	4.500%	3/15/2010	650	641
National City Bank	6.250%	3/15/2011	925	948
National City Corp.	6.875%	5/15/2019	550	581
NationsBank Corp.	6.800%	3/15/2028	900	950
4 Nationwide Building Society	5.500%	7/18/2012	3,400	3,494
4 Northern Rock PLC	5.625%	6/22/2017	6,700	6,673
PNC Bank NA	4.875%	9/21/2017	2,075	1,920
PNC Funding Corp.	5.125%	12/14/2010	300	299
PNC Funding Corp.	5.250%	11/15/2015	1,075	1,033
PNC Funding Corp.	5.625%	2/1/2017	225	223
Regions Financial Corp.	7.000%	3/1/2011	975	1,028
Regions Financial Corp.	7.750%	3/1/2011	1,175	1,254
Regions Financial Corp.	6.375%	5/15/2012	2,275	2,343
2 Regions Financial Corp.	6.625%	5/15/2047	400	380
Royal Bank of Canada	4.125%	1/26/2010	1,675	1,639
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	1,800	1,751
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,800	1,708
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	3,525	3,639
Santander Central Hispano Issuances	7.625%	9/14/2010	2,375	2,534
Santander Finance Issuances	6.375%	2/15/2011	475	491
Sanwa Bank Ltd.	8.350%	7/15/2009	1,175	1,248
Sanwa Bank Ltd.	7.400%	6/15/2011	2,400	2,596
Southtrust Corp.	5.800%	6/15/2014	225	226
Sovereign Bancorp, Inc.	4.800%	9/1/2010	1,100	1,101
State Street Capital Trust	5.300%	1/15/2016	275	266
Sumitomo Bank International Finance NV	8.500%	6/15/2009	925	982
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,090	3,449
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	987
SunTrust Banks, Inc.	6.375%	4/1/2011	200	207
SunTrust Banks, Inc.	6.000%	9/11/2017	800	810
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	1,018
2 Suntrust Capital	6.100%	12/1/2066	200	178
Swiss Bank Corp.	7.000%	10/15/2015	675	736
Swiss Bank Corp.	7.375%	6/15/2017	175	198
Synovus Financial Corp.	5.125%	6/15/2017	600	573
UBS AG	5.875%	7/15/2016	3,050	3,187
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,350	2,420
Union Bank of California NA	5.950%	5/11/2016	550	545
UnionBanCal Corp.	5.250%	12/16/2013	125	123
US Bank NA	6.375%	8/1/2011	1,275	1,327
US Bank NA	6.300%	2/4/2014	2,000	2,076
US Bank NA	4.950%	10/30/2014	575	550
Wachovia Bank NA	4.875%	2/1/2015	4,000	3,782
Wachovia Bank NA	5.000%	8/15/2015	175	166
Wachovia Bank NA	5.850%	2/1/2037	2,650	2,511
Wachovia Corp.	3.625%	2/17/2009	2,300	2,262
Wachovia Corp.	7.875%	2/15/2010	1,850	1,967
Wachovia Corp.	4.375%	6/1/2010	1,000	988
Wachovia Corp.	7.800%	8/18/2010	400	427
Wachovia Corp.	5.300%	10/15/2011	1,600	1,609
Wachovia Corp.	4.875%	2/15/2014	425	408
Wachovia Corp.	5.625%	10/15/2016	625	620
Wachovia Corp.	5.750%	6/15/2017	950	956
4 Wachovia Corp.	8.000%	12/15/2026	775	806
Wachovia Corp.	7.500%	4/15/2035	100	111
Wachovia Corp.	5.500%	8/1/2035	1,050	959
Wachovia Corp.	6.550%	10/15/2035	100	104
Washington Mutual Bank	6.875%	6/15/2011	1,400	1,448
Washington Mutual Bank	5.500%	1/15/2013	925	888
Washington Mutual Bank	5.125%	1/15/2015	1,175	1,095
Washington Mutual, Inc.	4.000%	1/15/2009	500	490
Washington Mutual, Inc.	4.200%	1/15/2010	50	48
Washington Mutual, Inc.	5.000%	3/22/2012	1,225	1,181
Washington Mutual, Inc.	5.250%	9/15/2017	1,775	1,631
Wells Fargo & Co.	3.125%	4/1/2009	855	832
Wells Fargo & Co.	4.200%	1/15/2010	5,495	5,413
Wells Fargo & Co.	4.875%	1/12/2011	950	944
Wells Fargo & Co.	5.300%	8/26/2011	300	302
Wells Fargo & Co.	5.125%	9/1/2012	650	645
Wells Fargo & Co.	4.950%	10/16/2013	550	538
Wells Fargo & Co.	5.000%	11/15/2014	1,025	992
Wells Fargo & Co.	5.375%	2/7/2035	750	684
Wells Fargo Bank NA	6.450%	2/1/2011	1,175	1,223
Wells Fargo Bank NA	4.750%	2/9/2015	1,025	961
Wells Fargo Bank NA	5.750%	5/16/2016	2,650	2,659
Wells Fargo Bank NA	5.950%	8/26/2036	300	292
Wells Fargo Capital X	5.950%	12/15/2036	50	46
Wells Fargo Financial	5.500%	8/1/2012	675	684
World Savings Bank, FSB	4.125%	12/15/2009	200	197
Zions Bancorp.	5.500%	11/16/2015	850	825
Brokerage (1.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	1,050	1,055
Ameriprise Financial Inc.	5.650%	11/15/2015	875	857
Amvescap PLC	5.375%	2/27/2013	25	24
Bear Stearns Co., Inc.	4.550%	6/23/2010	800	781
Bear Stearns Co., Inc.	5.500%	8/15/2011	200	198
Bear Stearns Co., Inc.	5.350%	2/1/2012	3,400	3,331
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,402
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	374
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,250	1,183
Bear Stearns Co., Inc.	6.400%	10/2/2017	900	892
Goldman Sachs Group, Inc.	3.875%	1/15/2009	1,435	1,416
Goldman Sachs Group, Inc.	4.500%	6/15/2010	3,935	3,893
Goldman Sachs Group, Inc.	6.875%	1/15/2011	525	550
Goldman Sachs Group, Inc.	6.600%	1/15/2012	4,475	4,701
Goldman Sachs Group, Inc.	5.700%	9/1/2012	450	458
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,150	1,115
Goldman Sachs Group, Inc.	4.750%	7/15/2013	275	262
Goldman Sachs Group, Inc.	5.250%	10/15/2013	1,050	1,026
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,456
Goldman Sachs Group, Inc.	5.000%	10/1/2014	2,025	1,921
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,250	2,178
Goldman Sachs Group, Inc.	5.350%	1/15/2016	1,850	1,799
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,775	1,727
Goldman Sachs Group, Inc.	6.250%	9/1/2017	1,925	1,966
Goldman Sachs Group, Inc.	5.950%	1/15/2027	1,375	1,310
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	344
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	1,067
Goldman Sachs Group, Inc.	6.450%	5/1/2036	675	658
Goldman Sachs Group, Inc.	6.750%	10/1/2037	4,550	4,573
Janus Capital Group	5.875%	9/15/2011	400	402
Janus Capital Group	6.700%	6/15/2017	375	377
Jefferies Group Inc.	6.450%	6/8/2027	2,300	2,152
Jefferies Group Inc.	6.250%	1/15/2036	925	826
Lazard Group	6.850%	6/15/2017	750	735
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	830
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	675	657
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	550	537
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	2,275	2,224
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	500	485
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	500	492
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,275	3,399
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	1,150	1,131
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	200	203
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,650	1,639
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	919
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	125	120
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	1,450	1,462
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	900	920
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	550	505
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	1,075	1,073
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	275	272
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	1,200	1,213
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	981
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,550	2,531
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,650	1,680
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	500	486
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	550	545
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	3,150	3,036
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	650	651
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	2,325	2,286
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	5,000	5,155
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	2,475	2,439
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	275	257
Morgan Stanley Dean Witter	3.875%	1/15/2009	6,100	6,017
Morgan Stanley Dean Witter	4.000%	1/15/2010	4,075	3,985
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	662
Morgan Stanley Dean Witter	6.750%	4/15/2011	175	183
Morgan Stanley Dean Witter	5.625%	1/9/2012	1,025	1,037
Morgan Stanley Dean Witter	5.750%	8/31/2012	600	608
Morgan Stanley Dean Witter	4.750%	4/1/2014	5,725	5,404
Morgan Stanley Dean Witter	5.375%	10/15/2015	925	907
Morgan Stanley Dean Witter	5.750%	10/18/2016	1,175	1,163
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,075	1,039
Morgan Stanley Dean Witter	5.550%	4/27/2017	1,200	1,166
Morgan Stanley Dean Witter	6.250%	8/9/2026	2,375	2,346
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	1,354
Finance Companies (1.6%)
Allied Capital Corp.	6.000%	4/1/2012	375	376
American Express Bank, FSB	6.000%	9/13/2017	575	563
American Express Centurion Bank	4.375%	7/30/2009	775	765
American Express Centurion Bank	6.000%	9/13/2017	725	723
American Express Co.	4.750%	6/17/2009	175	175
American Express Co.	5.250%	9/12/2011	500	501
American Express Co.	5.500%	9/12/2016	500	483
American Express Co.	6.150%	8/28/2017	1,000	1,011
2 American Express Co.	6.800%	9/1/2066	700	720
American Express Credit Corp.	5.000%	12/2/2010	975	975
4 American Express Travel	5.250%	11/21/2011	200	201
American General Finance Corp.	3.875%	10/1/2009	325	317
American General Finance Corp.	4.875%	5/15/2010	350	347
American General Finance Corp.	5.625%	8/17/2011	725	716
American General Finance Corp.	4.875%	7/15/2012	1,050	1,011
American General Finance Corp.	5.850%	6/1/2013	1,925	1,913
American General Finance Corp.	5.750%	9/15/2016	2,675	2,561
BlackRock, Inc.	6.250%	9/15/2017	525	525
Capital One Bank	5.750%	9/15/2010	1,375	1,392
Capital One Capital III	7.686%	8/15/2036	600	583
Capital One Capital IV	6.745%	2/17/2037	375	338
Capital One Financial	5.700%	9/15/2011	400	400
Capital One Financial	4.800%	2/21/2012	175	169
Capital One Financial	5.500%	6/1/2015	425	408
Capital One Financial	6.150%	9/1/2016	900	864
Capital One Financial	5.250%	2/21/2017	1,150	1,052
Capital One Financial	6.750%	9/15/2017	1,525	1,560
4 Capmark Financial Group	5.875%	5/10/2012	150	138
4 Capmark Financial Group	6.300%	5/10/2017	350	306
CIT Group Co. of Canada	4.650%	7/1/2010	800	759
CIT Group Co. of Canada	5.600%	11/2/2011	400	387
CIT Group Co. of Canada	5.200%	6/1/2015	675	616
CIT Group, Inc.	5.000%	11/24/2008	450	444
CIT Group, Inc.	4.250%	2/1/2010	600	568
CIT Group, Inc.	5.200%	11/3/2010	325	315
CIT Group, Inc.	4.750%	12/15/2010	525	497
CIT Group, Inc.	5.600%	4/27/2011	175	170
CIT Group, Inc.	5.800%	7/28/2011	425	406
CIT Group, Inc.	5.400%	3/7/2013	100	94
CIT Group, Inc.	5.125%	9/30/2014	1,400	1,276
CIT Group, Inc.	5.000%	2/1/2015	275	247
CIT Group, Inc.	5.400%	1/30/2016	525	478
CIT Group, Inc.	5.850%	9/15/2016	800	756
CIT Group, Inc.	5.650%	2/13/2017	3,800	3,531
CIT Group, Inc.	6.000%	4/1/2036	750	634
2 CIT Group, Inc.	6.100%	3/15/2067	25	21
Countrywide Financial Corp.	6.250%	5/15/2016	1,325	1,183
Countrywide Home Loan	6.250%	4/15/2009	1,000	940
Countrywide Home Loan	4.125%	9/15/2009	1,700	1,568
Countrywide Home Loan	4.000%	3/22/2011	1,425	1,275
General Electric Capital Corp.	3.600%	10/15/2008	440	434
General Electric Capital Corp.	3.125%	4/1/2009	175	171
General Electric Capital Corp.	3.250%	6/15/2009	3,050	2,977
General Electric Capital Corp.	5.250%	10/27/2009	700	705
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,659
General Electric Capital Corp.	4.875%	10/21/2010	1,600	1,602
General Electric Capital Corp.	6.125%	2/22/2011	3,850	3,968
General Electric Capital Corp.	5.500%	4/28/2011	1,450	1,466
General Electric Capital Corp.	5.875%	2/15/2012	8,550	8,784
General Electric Capital Corp.	4.375%	3/3/2012	1,050	1,020
General Electric Capital Corp.	4.250%	6/15/2012	1,675	1,613
General Electric Capital Corp.	6.000%	6/15/2012	1,375	1,422
General Electric Capital Corp.	5.450%	1/15/2013	550	556
General Electric Capital Corp.	5.500%	6/4/2014	3,000	3,005
General Electric Capital Corp.	5.650%	6/9/2014	1,225	1,237
General Electric Capital Corp.	5.000%	1/8/2016	850	820
General Electric Capital Corp.	5.375%	10/20/2016	325	321
General Electric Capital Corp.	5.400%	2/15/2017	1,625	1,605
General Electric Capital Corp.	5.625%	9/15/2017	1,150	1,151
General Electric Capital Corp.	6.750%	3/15/2032	3,025	3,351
General Electric Capital Corp.	6.150%	8/7/2037	600	614
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	96
HSBC Finance Corp.	4.125%	12/15/2008	800	790
HSBC Finance Corp.	4.750%	5/15/2009	3,150	3,129
HSBC Finance Corp.	4.125%	11/16/2009	1,050	1,029
HSBC Finance Corp.	4.625%	9/15/2010	1,950	1,918
HSBC Finance Corp.	5.250%	1/14/2011	2,275	2,265
HSBC Finance Corp.	5.700%	6/1/2011	2,350	2,371
HSBC Finance Corp.	6.375%	10/15/2011	350	361
HSBC Finance Corp.	7.000%	5/15/2012	1,375	1,456
HSBC Finance Corp.	5.900%	6/19/2012	1,050	1,067
HSBC Finance Corp.	6.375%	11/27/2012	750	776
HSBC Finance Corp.	4.750%	7/15/2013	1,075	1,024
HSBC Finance Corp.	5.250%	1/15/2014	875	851
HSBC Finance Corp.	5.250%	4/15/2015	175	168
HSBC Finance Corp.	5.000%	6/30/2015	3,700	3,491
HSBC Finance Corp.	5.500%	1/19/2016	175	170
International Lease Finance Corp.	6.375%	3/15/2009	450	457
International Lease Finance Corp.	3.500%	4/1/2009	150	147
International Lease Finance Corp.	4.875%	9/1/2010	875	867
International Lease Finance Corp.	5.125%	11/1/2010	1,475	1,471
International Lease Finance Corp.	5.450%	3/24/2011	475	479
International Lease Finance Corp.	5.750%	6/15/2011	2,500	2,522
International Lease Finance Corp.	5.400%	2/15/2012	300	299
International Lease Finance Corp.	5.300%	5/1/2012	100	99
International Lease Finance Corp.	5.000%	9/15/2012	500	488
International Lease Finance Corp.	5.625%	9/20/2013	100	99
International Lease Finance Corp.	5.650%	6/1/2014	1,150	1,132
iStar Financial Inc.	6.000%	12/15/2010	250	244
iStar Financial Inc.	5.800%	3/15/2011	900	861
iStar Financial Inc.	5.650%	9/15/2011	425	404
iStar Financial Inc.	5.150%	3/1/2012	1,125	1,047
iStar Financial Inc.	5.950%	10/15/2013	200	188
iStar Financial Inc.	5.875%	3/15/2016	325	289
iStar Financial Inc.	5.850%	3/15/2017	200	178
SLM Corp.	4.500%	7/26/2010	450	420
SLM Corp.	5.400%	10/25/2011	4,100	3,810
SLM Corp.	5.050%	11/14/2014	750	645
SLM Corp.	5.625%	8/1/2033	1,075	810
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	225	280
ACE INA Holdings, Inc.	5.700%	2/15/2017	400	395
AEGON Funding Corp.	5.750%	12/15/2020	100	97
AEGON NV	4.750%	6/1/2013	475	454
Aetna, Inc.	7.875%	3/1/2011	150	162
Aetna, Inc.	5.750%	6/15/2011	300	304
Aetna, Inc.	6.000%	6/15/2016	75	76
Aetna, Inc.	6.625%	6/15/2036	2,000	2,034
Allied World Assurance	7.500%	8/1/2016	725	757
Allstate Corp.	7.200%	12/1/2009	800	837
Allstate Corp.	5.000%	8/15/2014	950	907
Allstate Corp.	6.125%	12/15/2032	550	532
Allstate Corp.	5.550%	5/9/2035	250	226
2 Allstate Corp.	6.125%	5/15/2037	350	343
2 Allstate Corp.	6.500%	5/15/2057	325	313
Allstate Life Global Funding	4.500%	5/29/2009	300	298
Ambac, Inc.	5.950%	12/5/2035	1,050	928
Ambac, Inc.	6.150%	2/15/2037	125	108
American General Capital II	8.500%	7/1/2030	100	122
American International Group, Inc.	4.700%	10/1/2010	1,550	1,531
American International Group, Inc.	5.375%	10/18/2011	500	502
American International Group, Inc.	4.950%	3/20/2012	1,300	1,276
American International Group, Inc.	5.050%	10/1/2015	2,350	2,256
American International Group, Inc.	5.600%	10/18/2016	1,275	1,250
American International Group, Inc.	6.250%	5/1/2036	375	380
American International Group, Inc.	6.250%	3/15/2037	350	330
Arch Capital Group Ltd.	7.350%	5/1/2034	275	283
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	224
Assurant, Inc.	5.625%	2/15/2014	500	484
Assurant, Inc.	6.750%	2/15/2034	850	856
AXA Financial, Inc.	7.750%	8/1/2010	325	346
AXA SA	8.600%	12/15/2030	1,625	1,944
Axis Capital Holdings	5.750%	12/1/2014	175	177
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	475	468
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,085	1,069
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	343
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	425	418
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	824
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	1,625	1,567
2 Chubb Corp.	6.375%	3/29/2037	300	298
Chubb Corp.	6.000%	5/11/2037	1,175	1,129
CIGNA Corp.	7.875%	5/15/2027	150	167
CIGNA Corp.	6.150%	11/15/2036	1,050	997
Cincinnati Financial Corp.	6.920%	5/15/2028	400	429
Cincinnati Financial Corp.	6.125%	11/1/2034	375	366
CNA Financial Corp.	6.000%	8/15/2011	200	203
CNA Financial Corp.	5.850%	12/15/2014	1,275	1,258
CNA Financial Corp.	6.500%	8/15/2016	475	482
Commerce Group, Inc.	5.950%	12/9/2013	125	123
Coventry Health Care Inc.	6.300%	8/15/2014	675	675
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2067	350	329
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	420
Fund American Cos., Inc.	5.875%	5/15/2013	250	247
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	475	510
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	407
Genworth Financial, Inc.	4.750%	6/15/2009	375	373
Genworth Financial, Inc.	5.750%	6/15/2014	175	175
Genworth Financial, Inc.	4.950%	10/1/2015	100	94
Genworth Financial, Inc.	6.500%	6/15/2034	375	368
2 Genworth Financial, Inc.	6.150%	11/15/2066	200	188
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	625	625
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	250	245
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	300	289
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	400	377
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,325	1,299
Humana Inc.	6.450%	6/1/2016	1,200	1,217
2 ING Capital Funding Trust III	5.775%	12/8/2049	750	710
ING USA Global	4.500%	10/1/2010	1,925	1,891
Lincoln National Corp.	5.650%	8/27/2012	150	151
Lincoln National Corp.	6.150%	4/7/2036	1,575	1,510
2 Lincoln National Corp.	6.050%	4/20/2067	225	217
Loews Corp.	6.000%	2/1/2035	175	161
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	125	125
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	925	949
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	1,575	1,549
MetLife, Inc.	5.375%	12/15/2012	350	352
MetLife, Inc.	5.000%	11/24/2013	225	218
MetLife, Inc.	5.500%	6/15/2014	100	99
MetLife, Inc.	5.000%	6/15/2015	1,000	954
MetLife, Inc.	6.375%	6/15/2034	800	803
MetLife, Inc.	5.700%	6/15/2035	300	277
Principal Financial Group, Inc.	6.050%	10/15/2036	550	529
Principal Life Income Funding	5.125%	3/1/2011	600	600
Principal Life Income Funding	5.100%	4/15/2014	350	340
Progressive Corp.	6.375%	1/15/2012	500	518
Progressive Corp.	6.625%	3/1/2029	575	594
2 Progressive Corp.	6.700%	6/15/2037	700	686
Protective Life Secured Trust	3.700%	11/24/2008	875	862
Protective Life Secured Trust	4.850%	8/16/2010	500	494
Prudential Financial, Inc.	5.800%	6/15/2012	775	791
Prudential Financial, Inc.	4.500%	7/15/2013	225	214
Prudential Financial, Inc.	4.750%	4/1/2014	400	381
Prudential Financial, Inc.	5.100%	9/20/2014	450	435
Prudential Financial, Inc.	5.500%	3/15/2016	125	121
Prudential Financial, Inc.	6.100%	6/15/2017	600	610
Prudential Financial, Inc.	5.750%	7/15/2033	450	415
Prudential Financial, Inc.	5.400%	6/13/2035	450	398
Prudential Financial, Inc.	5.900%	3/17/2036	650	604
Prudential Financial, Inc.	5.700%	12/14/2036	1,250	1,124
Safeco Corp.	4.875%	2/1/2010	250	248
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	350	343
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	850	868
Torchmark Corp.	6.375%	6/15/2016	500	510
2 Travelers Cos. Inc.	6.250%	3/15/2037	300	289
Travelers Cos. Inc.	6.250%	6/15/2037	600	581
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,550	1,537
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,075	1,057
UnitedHealth Group, Inc.	5.000%	8/15/2014	250	239
UnitedHealth Group, Inc.	4.875%	3/15/2015	600	568
4 UnitedHealth Group, Inc.	6.000%	6/15/2017	300	303
UnitedHealth Group, Inc.	5.800%	3/15/2036	200	188
4 UnitedHealth Group, Inc.	6.500%	6/15/2037	350	357
WellPoint Inc.	4.250%	12/15/2009	125	123
WellPoint Inc.	5.000%	1/15/2011	1,075	1,064
WellPoint Inc.	6.375%	1/15/2012	275	286
WellPoint Inc.	5.000%	12/15/2014	575	549
WellPoint Inc.	5.250%	1/15/2016	100	96
WellPoint Inc.	5.875%	6/15/2017	800	791
WellPoint Inc.	5.950%	12/15/2034	1,275	1,180
WellPoint Inc.	5.850%	1/15/2036	150	138
WellPoint Inc.	6.375%	6/15/2037	1,075	1,052
Willis North America Inc.	5.625%	7/15/2015	500	480
Willis North America Inc.	6.200%	3/28/2017	500	495
XL Capital Ltd.	5.250%	9/15/2014	1,050	1,014
XL Capital Ltd.	6.375%	11/15/2024	125	122
XL Capital Ltd.	6.250%	5/15/2027	900	851
2 XL Capital Ltd.	6.500%	12/15/2049	550	492
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	650	627
Arden Realty LP	5.250%	3/1/2015	100	97
AvalonBay Communities, Inc.	5.500%	1/15/2012	275	274
AvalonBay Communities, Inc.	5.750%	9/15/2016	125	122
Boston Properties, Inc.	6.250%	1/15/2013	600	617
Boston Properties, Inc.	5.625%	4/15/2015	375	366
Brandywine Operating Partnership	5.625%	12/15/2010	1,025	1,026
Brandywine Operating Partnership	5.400%	11/1/2014	50	48
Camden Property Trust	5.700%	5/15/2017	525	511
Colonial Realty LP	5.500%	10/1/2015	175	167
Developers Diversified Realty Corp.	5.375%	10/15/2012	825	805
Duke Realty LP	5.625%	8/15/2011	200	199
Duke Realty LP	5.950%	2/15/2017	225	217
ERP Operating LP	6.625%	3/15/2012	175	182
ERP Operating LP	5.500%	10/1/2012	650	639
ERP Operating LP	5.125%	3/15/2016	1,075	995
ERP Operating LP	5.375%	8/1/2016	225	210
ERP Operating LP	5.750%	6/15/2017	425	406
Health Care Property Investors, Inc.	6.450%	6/25/2012	850	861
Health Care REIT, Inc.	6.200%	6/1/2016	1,000	962
Hospitality Properties	5.125%	2/15/2015	175	160
HRPT Properties Trust	6.250%	8/15/2016	250	245
HRPT Properties Trust	6.250%	6/15/2017	625	604
Kimco Realty Corp.	5.783%	3/15/2016	125	121
Liberty Property LP	5.125%	3/2/2015	1,250	1,155
Liberty Property LP	5.500%	12/15/2016	175	163
National Retail Properties	6.875%	10/15/2017	1,575	1,565
ProLogis	5.250%	11/15/2010	525	523
ProLogis	5.500%	3/1/2013	175	172
ProLogis	5.625%	11/15/2015	775	749
ProLogis	5.750%	4/1/2016	525	512
ProLogis	5.625%	11/15/2016	575	555
Realy Income Corp.	6.750%	8/15/2019	950	955
Regency Centers LP	6.750%	1/15/2012	1,275	1,326
Simon Property Group Inc.	4.600%	6/15/2010	825	803
Simon Property Group Inc.	4.875%	8/15/2010	300	295
Simon Property Group Inc.	5.600%	9/1/2011	500	500
Simon Property Group Inc.	5.000%	3/1/2012	350	341
Simon Property Group Inc.	5.750%	12/1/2015	950	924
Simon Property Group Inc.	6.100%	5/1/2016	200	200
Simon Property Group Inc.	5.250%	12/1/2016	2,100	1,966
Simon Property Group Inc.	5.875%	3/1/2017	950	931
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	525	514
Vornado Realty	5.600%	2/15/2011	400	394
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	225	225
XTRA Finance Corp.	5.150%	4/1/2017	2,050	2,020

				567,667

Industrial (8.7%)
Basic Industry (0.5%)
Alcan, Inc.	4.500%	5/15/2013	500	475
Alcan, Inc.	5.000%	6/1/2015	100	95
Alcan, Inc.	6.125%	12/15/2033	1,225	1,184
Alcoa, Inc.	5.720%	2/23/2019	1,815	1,739
Alcoa, Inc.	5.870%	2/23/2022	410	389
Alcoa, Inc.	5.900%	2/1/2027	25	23
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	214
BHP Billiton Finance	5.250%	12/15/2015	725	703
BHP Finance USA Ltd.	8.500%	12/1/2012	300	343
BHP Finance USA Ltd.	5.400%	3/29/2017	285	278
Celulosa Arauco Constitution SA	8.625%	8/15/2010	775	838
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	802
Commercial Metals Co.	6.500%	7/15/2017	300	310
Dow Chemical Co.	6.125%	2/1/2011	1,575	1,616
Dow Chemical Co.	6.000%	10/1/2012	125	129
Dow Chemical Co.	7.375%	11/1/2029	1,150	1,268
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	725	752
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	125	122
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	975	953
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	75	73
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	175	179
Eastman Chemical Co.	7.600%	2/1/2027	275	294
Falconbridge Ltd.	7.350%	6/5/2012	275	291
ICI Wilmington	4.375%	12/1/2008	575	569
Inco Ltd.	7.750%	5/15/2012	275	299
Inco Ltd.	5.700%	10/15/2015	450	439
International Paper Co.	4.250%	1/15/2009	700	692
International Paper Co.	5.850%	10/30/2012	292	295
International Paper Co.	5.300%	4/1/2015	550	531
Lubrizol Corp.	5.500%	10/1/2014	1,525	1,471
MeadWestvaco Corp.	6.850%	4/1/2012	225	233
Monsanto Co.	7.375%	8/15/2012	500	540
Newmont Mining	5.875%	4/1/2035	225	197
Noranda, Inc.	7.250%	7/15/2012	950	1,004
Noranda, Inc.	5.500%	6/15/2017	900	854
Placer Dome, Inc.	6.450%	10/15/2035	350	348
Plum Creek Timber Co.	5.875%	11/15/2015	525	512
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,775	1,911
Praxair, Inc.	3.950%	6/1/2013	950	882
Praxair, Inc.	5.200%	3/15/2017	25	24
2 Rohm & Haas Co.	9.800%	4/15/2020	313	384
Rohm & Haas Co.	7.850%	7/15/2029	350	393
Southern Copper Corp.	7.500%	7/27/2035	1,250	1,358
Teck Cominco Ltd.	6.125%	10/1/2035	675	631
Vale Overseas Ltd.	6.250%	1/11/2016	150	152
Vale Overseas Ltd.	6.250%	1/23/2017	475	482
Vale Overseas Ltd.	8.250%	1/17/2034	325	387
Vale Overseas Ltd.	6.875%	11/21/2036	2,850	2,950
Weyerhaeuser Co.	6.750%	3/15/2012	1,525	1,585
Weyerhaeuser Co.	7.375%	3/15/2032	1,925	1,932
WMC Finance USA	5.125%	5/15/2013	1,000	985
Capital Goods (1.0%)
3M Co.	5.125%	11/6/2009	175	177
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	73	77
Bemis Co. Inc.	4.875%	4/1/2012	450	443
Boeing Capital Corp.	7.375%	9/27/2010	400	427
Boeing Capital Corp.	6.500%	2/15/2012	2,025	2,136
Boeing Capital Corp.	5.800%	1/15/2013	875	895
Boeing Co.	8.750%	8/15/2021	550	686
Boeing Co.	7.250%	6/15/2025	875	992
Boeing Co.	8.750%	9/15/2031	175	235
Boeing Co.	6.125%	2/15/2033	75	76
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,550	2,507
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,750	1,718
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	119
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	259
Caterpillar, Inc.	7.300%	5/1/2031	1,000	1,143
Caterpillar, Inc.	7.375%	3/1/2097	775	880
CRH America Inc.	5.625%	9/30/2011	525	522
CRH America Inc.	6.950%	3/15/2012	800	833
CRH America Inc.	5.300%	10/15/2013	450	433
CRH America Inc.	6.000%	9/30/2016	450	437
CRH America Inc.	6.400%	10/15/2033	350	323
Deere & Co.	6.950%	4/25/2014	325	353
Deere & Co.	8.100%	5/15/2030	1,175	1,456
Deere & Co.	7.125%	3/3/2031	675	768
Embraer Overseas Ltd.	6.375%	1/24/2017	700	681
Emerson Electric Co.	7.125%	8/15/2010	175	185
Emerson Electric Co.	4.625%	10/15/2012	1,150	1,122
Emerson Electric Co.	4.500%	5/1/2013	400	385
General Dynamics Corp.	4.500%	8/15/2010	125	123
General Dynamics Corp.	4.250%	5/15/2013	1,700	1,601
General Electric Co.	5.000%	2/1/2013	5,000	4,963
Hanson PLC	5.250%	3/15/2013	175	169
Honeywell International, Inc.	6.125%	11/1/2011	350	361
Honeywell International, Inc.	5.625%	8/1/2012	1,100	1,127
Honeywell International, Inc.	5.400%	3/15/2016	1,175	1,166
Honeywell International, Inc.	5.700%	3/15/2036	125	115
John Deere Capital Corp.	4.875%	3/16/2009	1,750	1,748
John Deere Capital Corp.	5.400%	10/17/2011	900	907
John Deere Capital Corp.	5.350%	1/17/2012	450	453
John Deere Capital Corp.	7.000%	3/15/2012	1,000	1,071
John Deere Capital Corp.	5.500%	4/13/2017	200	199
Joy Global, Inc.	6.000%	11/15/2016	250	249
Lafarge SA	6.150%	7/15/2011	75	76
Lafarge SA	6.500%	7/15/2016	900	913
Lafarge SA	7.125%	7/15/2036	2,075	2,159
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,597
Lockheed Martin Corp.	6.150%	9/1/2036	750	759
Masco Corp.	5.875%	7/15/2012	200	199
Masco Corp.	4.800%	6/15/2015	1,375	1,244
Masco Corp.	6.500%	8/15/2032	175	165
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	625	663
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	600	585
Mohawk Industries Inc.	5.750%	1/15/2011	2,500	2,533
Mohawk Industries Inc.	6.125%	1/15/2016	1,400	1,400
Northrop Grumman Corp.	7.125%	2/15/2011	1,350	1,428
Northrop Grumman Corp.	7.750%	3/1/2016	275	312
Northrop Grumman Corp.	7.750%	2/15/2031	1,300	1,530
Owens Corning, Inc.	6.500%	12/1/2016	125	121
Owens Corning, Inc.	7.000%	12/1/2036	175	168
Raytheon Co.	4.850%	1/15/2011	775	774
Raytheon Co.	5.500%	11/15/2012	725	730
Raytheon Co.	5.375%	4/1/2013	75	74
Raytheon Co.	7.200%	8/15/2027	500	558
Republic Services, Inc.	6.750%	8/15/2011	350	365
Republic Services, Inc.	6.086%	3/15/2035	350	313
Textron Financial Corp.	4.600%	5/3/2010	2,100	2,073
Textron, Inc.	6.500%	6/1/2012	1,000	1,042
TRW, Inc.	7.750%	6/1/2029	350	410
Tyco International Group SA	6.125%	11/1/2008	500	508
Tyco International Group SA	6.125%	1/15/2009	100	101
Tyco International Group SA	6.750%	2/15/2011	2,575	2,654
Tyco International Group SA	6.000%	11/15/2013	125	127
Tyco International Group SA	7.000%	6/15/2028	1,175	1,263
United Technologies Corp.	4.375%	5/1/2010	1,100	1,089
United Technologies Corp.	7.125%	11/15/2010	250	266
United Technologies Corp.	6.350%	3/1/2011	650	677
United Technologies Corp.	6.100%	5/15/2012	300	310
United Technologies Corp.	4.875%	5/1/2015	325	312
United Technologies Corp.	8.875%	11/15/2019	850	1,068
United Technologies Corp.	7.500%	9/15/2029	350	414
United Technologies Corp.	5.400%	5/1/2035	500	465
United Technologies Corp.	6.050%	6/1/2036	400	404
Waste Management, Inc.	6.875%	5/15/2009	225	232
Waste Management, Inc.	7.375%	8/1/2010	175	185
Waste Management, Inc.	6.375%	11/15/2012	225	233
Communication (2.3%)
America Movil SA de C.V.	4.125%	3/1/2009	450	444
America Movil SA de C.V.	5.500%	3/1/2014	225	222
America Movil SA de C.V.	5.750%	1/15/2015	1,500	1,496
America Movil SA de C.V.	6.375%	3/1/2035	675	658
AT&T Corp.	6.000%	3/15/2009	925	935
AT&T Corp.	7.300%	11/15/2011	975	1,045
AT&T Corp.	8.000%	11/15/2031	3,375	4,076
AT&T Inc.	4.125%	9/15/2009	625	615
AT&T Inc.	5.300%	11/15/2010	650	657
AT&T Inc.	6.250%	3/15/2011	400	412
AT&T Inc.	5.875%	2/1/2012	960	980
AT&T Inc.	5.875%	8/15/2012	1,315	1,345
AT&T Inc.	5.100%	9/15/2014	5,650	5,480
AT&T Inc.	5.625%	6/15/2016	2,800	2,784
AT&T Inc.	6.450%	6/15/2034	725	738
AT&T Inc.	6.150%	9/15/2034	250	248
AT&T Inc.	6.500%	9/1/2037	1,650	1,703
BellSouth Capital Funding	7.875%	2/15/2030	650	754
BellSouth Corp.	4.200%	9/15/2009	1,150	1,133
BellSouth Corp.	5.200%	12/15/2016	200	193
BellSouth Corp.	6.875%	10/15/2031	75	78
BellSouth Corp.	6.550%	6/15/2034	500	510
BellSouth Corp.	6.000%	11/15/2034	555	531
BellSouth Telecommunications	6.375%	6/1/2028	1,685	1,691
British Sky Broadcasting Corp.	6.875%	2/23/2009	875	895
British Sky Broadcasting Corp.	8.200%	7/15/2009	125	131
British Telecommunications PLC	8.625%	12/15/2010	1,100	1,210
British Telecommunications PLC	9.125%	12/15/2030	2,000	2,665
CBS Corp.	6.625%	5/15/2011	715	738
CBS Corp.	5.625%	8/15/2012	460	458
CBS Corp.	7.875%	7/30/2030	375	404
CBS Corp.	5.500%	5/15/2033	175	143
CenturyTel Enterprises	6.875%	1/15/2028	175	171
CenturyTel, Inc.	7.875%	8/15/2012	225	247
Cingular Wireless LLC	6.500%	12/15/2011	2,200	2,296
Cingular Wireless LLC	7.125%	12/15/2031	1,400	1,522
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,350	1,515
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	222
Comcast Cable Communications, Inc.	6.200%	11/15/2008	1,000	1,011
Comcast Cable Communications, Inc.	6.875%	6/15/2009	2,500	2,569
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,000	1,041
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	741
Comcast Corp.	5.500%	3/15/2011	450	453
Comcast Corp.	5.300%	1/15/2014	200	194
Comcast Corp.	6.500%	1/15/2015	1,450	1,495
Comcast Corp.	5.900%	3/15/2016	600	596
Comcast Corp.	6.300%	11/15/2017	700	711
Comcast Corp.	5.875%	2/15/2018	1,050	1,034
Comcast Corp.	7.050%	3/15/2033	175	184
Comcast Corp.	6.500%	11/15/2035	3,600	3,544
Comcast Corp.	6.450%	3/15/2037	4,025	3,962
Cox Communications, Inc.	4.625%	1/15/2010	1,000	985
Cox Communications, Inc.	6.750%	3/15/2011	3,675	3,808
Cox Communications, Inc.	7.125%	10/1/2012	450	477
Cox Communications, Inc.	5.450%	12/15/2014	550	533
Deutsche Telekom International Finance	8.000%	6/15/2010	4,775	5,114
Deutsche Telekom International Finance	5.250%	7/22/2013	175	172
Deutsche Telekom International Finance	5.750%	3/23/2016	200	198
Deutsche Telekom International Finance	8.250%	6/15/2030	2,150	2,646
Embarq Corp.	7.082%	6/1/2016	1,450	1,502
Embarq Corp.	7.995%	6/1/2036	225	240
France Telecom	7.750%	3/1/2011	2,500	2,700
France Telecom	8.500%	3/1/2031	3,100	3,997
Gannett Co., Inc.	6.375%	4/1/2012	1,000	1,025
Grupo Televisa SA	6.625%	3/18/2025	625	630
GTE Corp.	8.750%	11/1/2021	175	213
IAC/InteractiveCorp	7.000%	1/15/2013	475	491
Koninklijke KPN NV	8.000%	10/1/2010	50	54
Koninklijke KPN NV	8.375%	10/1/2030	500	579
New Cingular Wireless Services	7.875%	3/1/2011	2,150	2,323
New Cingular Wireless Services	8.125%	5/1/2012	2,225	2,472
New Cingular Wireless Services	8.750%	3/1/2031	825	1,045
New England Telephone & Telegraph Co.	7.875%	11/15/2029	1,575	1,748
News America Holdings, Inc.	9.250%	2/1/2013	350	405
News America Holdings, Inc.	8.000%	10/17/2016	425	485
News America Holdings, Inc.	8.150%	10/17/2036	175	205
News America Inc.	5.300%	12/15/2014	900	880
News America Inc.	6.200%	12/15/2034	2,075	1,950
News America Inc.	6.400%	12/15/2035	1,900	1,837
Nextel Communications	6.875%	10/31/2013	400	403
Nextel Communications	5.950%	3/15/2014	290	277
Nextel Communications	7.375%	8/1/2015	2,400	2,440
Omnicom Group Inc.	5.900%	4/15/2016	50	50
Qwest Communications International Inc.	7.875%	9/1/2011	775	816
Qwest Communications International Inc.	8.875%	3/15/2012	775	847
Qwest Communications International Inc.	7.500%	10/1/2014	500	521
4 Qwest Communications International Inc.	6.500%	6/1/2017	500	490
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	175	171
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	925	918
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	300	301
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	118
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	175	169
Reed Elsevier Capital	4.625%	6/15/2012	100	96
Rogers Wireless Inc.	6.375%	3/1/2014	1,500	1,511
Sprint Capital Corp.	6.125%	11/15/2008	350	353
Sprint Capital Corp.	6.375%	5/1/2009	1,475	1,500
Sprint Capital Corp.	7.625%	1/30/2011	2,650	2,810
Sprint Capital Corp.	8.375%	3/15/2012	1,125	1,236
Sprint Capital Corp.	6.875%	11/15/2028	1,550	1,509
Sprint Capital Corp.	8.750%	3/15/2032	750	861
Sprint Nextel Corp.	6.000%	12/1/2016	800	769
TCI Communications, Inc.	8.750%	8/1/2015	675	777
TCI Communications, Inc.	7.875%	2/15/2026	175	192
Telecom Italia Capital	4.000%	11/15/2008	405	399
Telecom Italia Capital	4.000%	1/15/2010	1,595	1,556
Telecom Italia Capital	6.200%	7/18/2011	950	973
Telecom Italia Capital	5.250%	11/15/2013	430	420
Telecom Italia Capital	5.250%	10/1/2015	325	309
Telecom Italia Capital	6.375%	11/15/2033	1,925	1,816
Telecom Italia Capital	7.200%	7/18/2036	500	529
Tele-Communications, Inc.	7.875%	8/1/2013	275	302
Telefonica Emisiones SAU	5.984%	6/20/2011	1,375	1,404
Telefonica Emisiones SAU	6.421%	6/20/2016	1,725	1,775
Telefonica Emisiones SAU	6.221%	7/3/2017	400	407
Telefonica Emisiones SAU	7.045%	6/20/2036	2,150	2,304
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,524
Telefonica Europe BV	8.250%	9/15/2030	400	473
Telefonos de Mexico SA	4.500%	11/19/2008	200	198
Telefonos de Mexico SA	4.750%	1/27/2010	375	370
Telefonos de Mexico SA	5.500%	1/27/2015	1,750	1,704
Telus Corp.	8.000%	6/1/2011	1,125	1,216
Thomson Corp.	6.200%	1/5/2012	450	467
Thomson Corp.	5.500%	8/15/2035	225	202
4 Time Warner Cable Inc.	6.550%	5/1/2037	600	588
Time Warner Entertainment	10.150%	5/1/2012	325	382
Time Warner Entertainment	8.375%	3/15/2023	325	379
Time Warner Entertainment	8.375%	7/15/2033	950	1,111
4 Time Warner, Inc.	5.400%	7/2/2012	600	594
4 Time Warner, Inc.	5.850%	5/1/2017	4,300	4,187
US Cellular	6.700%	12/15/2033	325	297
US West Communications Group	7.500%	6/15/2023	675	667
US West Communications Group	6.875%	9/15/2033	675	628
Verizon Communications Corp.	5.350%	2/15/2011	200	202
Verizon Communications Corp.	5.550%	2/15/2016	2,200	2,175
Verizon Global Funding Corp.	7.250%	12/1/2010	450	478
Verizon Global Funding Corp.	6.875%	6/15/2012	3,450	3,678
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,143
Verizon Global Funding Corp.	4.900%	9/15/2015	1,000	949
Verizon Global Funding Corp.	7.750%	12/1/2030	450	520
Verizon Global Funding Corp.	5.850%	9/15/2035	975	929
Verizon New England, Inc.	6.500%	9/15/2011	575	596
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	686
Verizon New York, Inc.	6.875%	4/1/2012	225	236
Verizon New York, Inc.	7.375%	4/1/2032	225	235
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	857
Verizon Virginia, Inc.	4.625%	3/15/2013	275	262
Vodafone AirTouch PLC	7.750%	2/15/2010	325	343
Vodafone AirTouch PLC	7.875%	2/15/2030	850	980
Vodafone Group PLC	5.350%	2/27/2012	1,750	1,746
Vodafone Group PLC	5.000%	12/16/2013	275	265
Vodafone Group PLC	5.375%	1/30/2015	800	779
Vodafone Group PLC	5.750%	3/15/2016	450	443
Vodafone Group PLC	5.625%	2/27/2017	1,000	973
Vodafone Group PLC	6.250%	11/30/2032	1,225	1,194
Vodafone Group PLC	6.150%	2/27/2037	300	288
WPP Finance USA Corp.	5.875%	6/15/2014	475	483
Consumer Cyclical (1.4%)
Brinker International	5.750%	6/1/2014	125	120
Centex Corp.	7.500%	1/15/2012	500	488
Centex Corp.	5.125%	10/1/2013	550	476
Centex Corp.	6.500%	5/1/2016	400	361
Costco Wholesale Corp.	5.300%	3/15/2012	100	101
Costco Wholesale Corp.	5.500%	3/15/2017	3,175	3,104
CVS Caremark Corp.	4.000%	9/15/2009	75	73
CVS Caremark Corp.	5.750%	8/15/2011	125	127
2 CVS Caremark Corp.	6.302%	6/1/2037	700	679
CVS Corp.	4.875%	9/15/2014	225	212
CVS Corp.	6.125%	8/15/2016	250	250
CVS Corp.	6.250%	6/1/2027	3,100	3,014
D.R. Horton, Inc.	4.875%	1/15/2010	225	209
D.R. Horton, Inc.	6.000%	4/15/2011	25	23
D.R. Horton, Inc.	5.375%	6/15/2012	500	435
D.R. Horton, Inc.	5.250%	2/15/2015	1,050	852
D.R. Horton, Inc.	5.625%	1/15/2016	1,000	822
D.R. Horton, Inc.	6.500%	4/15/2016	800	696
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	222
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	213
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	3,525	3,572
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,525	1,539
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	3,150	3,359
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	2,475	2,571
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,390
Federated Department Stores, Inc.	6.300%	4/1/2009	750	759
Federated Department Stores, Inc.	6.900%	4/1/2029	175	162
Federated Retail Holding	5.350%	3/15/2012	825	809
Federated Retail Holding	5.900%	12/1/2016	1,275	1,220
Federated Retail Holding	6.375%	3/15/2037	275	254
Home Depot Inc.	3.750%	9/15/2009	625	606
Home Depot Inc.	4.625%	8/15/2010	1,025	1,000
Home Depot Inc.	5.250%	12/16/2013	550	526
Home Depot Inc.	5.400%	3/1/2016	1,550	1,452
Home Depot Inc.	5.875%	12/16/2036	1,100	936
ITT Corp.	7.375%	11/15/2015	1,150	1,190
J.C. Penney Co., Inc.	8.000%	3/1/2010	975	1,035
J.C. Penney Co., Inc.	7.950%	4/1/2017	825	898
J.C. Penney Co., Inc.	5.750%	2/15/2018	1,050	1,014
J.C. Penney Co., Inc.	6.375%	10/15/2036	950	875
J.C. Penney Co., Inc.	7.400%	4/1/2037	250	266
Johnson Controls, Inc.	5.250%	1/15/2011	250	250
Johnson Controls, Inc.	6.000%	1/15/2036	100	96
Kohl's Corp.	6.250%	12/15/2017	375	375
Kohl's Corp.	6.000%	1/15/2033	200	181
Kohl's Corp.	6.875%	12/15/2037	325	326
Lennar Corp.	5.125%	10/1/2010	100	92
Lennar Corp.	5.950%	10/17/2011	2,000	1,834
Lennar Corp.	5.600%	5/31/2015	900	763
Limited Brands Inc.	5.250%	11/1/2014	150	138
Lowe's Cos., Inc.	5.600%	9/15/2012	200	202
Lowe's Cos., Inc.	5.000%	10/15/2015	725	682
Lowe's Cos., Inc.	5.400%	10/15/2016	1,950	1,884
Lowe's Cos., Inc.	6.100%	9/15/2017	450	454
Lowe's Cos., Inc.	6.875%	2/15/2028	450	469
Lowe's Cos., Inc.	5.800%	10/15/2036	650	593
Lowe's Cos., Inc.	6.650%	9/15/2037	200	204
Macy's Retail Holdings Inc.	6.790%	7/15/2027	175	158
Macy's Retail Holdings Inc.	7.000%	2/15/2028	200	187
Marriott International	4.625%	6/15/2012	275	265
Marriott International	6.200%	6/15/2016	400	400
Marriott International	6.375%	6/15/2017	400	402
May Department Stores Co.	5.750%	7/15/2014	850	821
May Department Stores Co.	6.700%	7/15/2034	475	431
McDonald's Corp.	6.000%	4/15/2011	425	434
McDonald's Corp.	5.300%	3/15/2017	150	146
Nordstrom, Inc.	6.950%	3/15/2028	175	183
Pulte Homes, Inc.	4.875%	7/15/2009	500	465
Pulte Homes, Inc.	5.250%	1/15/2014	450	373
Pulte Homes, Inc.	5.200%	2/15/2015	375	307
Pulte Homes, Inc.	6.000%	2/15/2035	100	70
Starwood Hotel Resorts	7.875%	5/1/2012	1,125	1,201
Starwood Hotel Resorts	6.250%	2/15/2013	400	399
Target Corp.	5.400%	10/1/2008	765	768
Target Corp.	7.500%	8/15/2010	225	239
Target Corp.	6.350%	1/15/2011	275	285
Target Corp.	4.000%	6/15/2013	810	750
Target Corp.	5.875%	7/15/2016	575	577
Target Corp.	7.000%	7/15/2031	1,400	1,509
Target Corp.	6.350%	11/1/2032	1,625	1,619
The Walt Disney Co.	5.700%	7/15/2011	1,250	1,273
The Walt Disney Co.	6.375%	3/1/2012	675	708
The Walt Disney Co.	5.625%	9/15/2016	1,350	1,348
The Walt Disney Co.	6.000%	7/17/2017	900	923
Time Warner, Inc.	6.750%	4/15/2011	500	520
Time Warner, Inc.	5.500%	11/15/2011	50	50
Time Warner, Inc.	6.875%	5/1/2012	2,950	3,096
Time Warner, Inc.	9.125%	1/15/2013	2,275	2,609
Time Warner, Inc.	5.875%	11/15/2016	400	391
Time Warner, Inc.	9.150%	2/1/2023	275	335
Time Warner, Inc.	6.625%	5/15/2029	125	123
Time Warner, Inc.	7.625%	4/15/2031	2,210	2,408
Time Warner, Inc.	7.700%	5/1/2032	1,465	1,621
Time Warner, Inc.	6.500%	11/15/2036	825	800
Toll Brothers, Inc.	5.150%	5/15/2015	275	238
Toyota Motor Credit Corp.	4.250%	3/15/2010	3,025	3,001
Toyota Motor Credit Corp.	4.350%	12/15/2010	500	502
Toyota Motor Credit Corp.	5.450%	5/18/2011	300	307
Viacom Inc.	5.750%	4/30/2011	725	729
Viacom Inc.	6.250%	4/30/2016	225	225
Viacom Inc.	6.875%	4/30/2036	1,275	1,274
Wal-Mart Stores, Inc.	3.375%	10/1/2008	800	788
Wal-Mart Stores, Inc.	6.875%	8/10/2009	350	363
Wal-Mart Stores, Inc.	4.000%	1/15/2010	475	467
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,650	1,623
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,175	1,142
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,925	1,870
Wal-Mart Stores, Inc.	7.250%	6/1/2013	650	699
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,625	3,371
Wal-Mart Stores, Inc.	5.375%	4/5/2017	400	393
Wal-Mart Stores, Inc.	5.875%	4/5/2027	2,475	2,412
Wal-Mart Stores, Inc.	7.550%	2/15/2030	875	1,012
Wal-Mart Stores, Inc.	5.250%	9/1/2035	275	241
Wal-Mart Stores, Inc.	6.500%	8/15/2037	450	466
Western Union Co.	5.400%	11/17/2011	1,325	1,322
Western Union Co.	5.930%	10/1/2016	575	565
Western Union Co.	6.200%	11/17/2036	350	337
Yum! Brands, Inc.	8.875%	4/15/2011	725	799
Yum! Brands, Inc.	7.700%	7/1/2012	175	190
Yum! Brands, Inc.	6.250%	4/15/2016	675	675
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	375	368
Abbott Laboratories	3.750%	3/15/2011	525	504
Abbott Laboratories	5.600%	5/15/2011	75	76
Abbott Laboratories	4.350%	3/15/2014	1,000	932
Abbott Laboratories	5.875%	5/15/2016	2,750	2,797
Allergan Inc.	5.750%	4/1/2016	125	125
Altria Group, Inc.	5.625%	11/4/2008	500	502
Altria Group, Inc.	7.000%	11/4/2013	550	599
AmerisourceBergen Corp.	5.875%	9/15/2015	1,125	1,104
Amgen Inc.	4.000%	11/18/2009	1,125	1,104
Amgen Inc.	4.850%	11/18/2014	725	683
4 Amgen Inc.	5.850%	6/1/2017	950	938
4 Amgen Inc.	6.375%	6/1/2037	700	680
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	700	718
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	486
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	1,300	1,244
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	250	260
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	474
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,325	1,299
Archer-Daniels-Midland Co.	5.375%	9/15/2035	2,350	2,164
AstraZeneca PLC	5.400%	9/15/2012	2,650	2,676
AstraZeneca PLC	5.400%	6/1/2014	275	273
AstraZeneca PLC	5.900%	9/15/2017	2,250	2,294
AstraZeneca PLC	6.450%	9/15/2037	2,800	2,914
Baxter Finco, BV	4.750%	10/15/2010	850	847
Baxter International, Inc.	5.900%	9/1/2016	625	630
Bottling Group LLC	4.625%	11/15/2012	2,350	2,305
Bottling Group LLC	5.000%	11/15/2013	300	292
Bottling Group LLC	5.500%	4/1/2016	575	572
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,100	2,011
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	180
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	125	124
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	250	233
C.R. Bard, Inc.	6.700%	12/1/2026	750	755
Campbell Soup Co.	6.750%	2/15/2011	1,300	1,358
4 Cardinal Health, Inc.	5.650%	6/15/2012	200	201
4 Cardinal Health, Inc.	6.300%	10/15/2016	575	570
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	765	902
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	275	315
Clorox Co.	4.200%	1/15/2010	1,475	1,441
Clorox Co.	5.000%	1/15/2015	300	286
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	225	227
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	850	842
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	310
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	500	618
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	500	548
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	500	545
ConAgra Foods, Inc.	7.875%	9/15/2010	666	713
ConAgra Foods, Inc.	7.125%	10/1/2026	450	475
ConAgra Foods, Inc.	7.000%	10/1/2028	100	105
ConAgra Foods, Inc.	8.250%	9/15/2030	250	295
Diageo Finance BV	5.300%	10/28/2015	150	145
Eli Lilly & Co.	6.000%	3/15/2012	1,250	1,299
Eli Lilly & Co.	5.200%	3/15/2017	500	486
Eli Lilly & Co.	5.500%	3/15/2027	1,175	1,111
Fortune Brands Inc.	5.125%	1/15/2011	1,125	1,111
Fortune Brands Inc.	5.375%	1/15/2016	200	190
Fortune Brands Inc.	5.875%	1/15/2036	225	203
Genentech Inc.	4.400%	7/15/2010	175	173
Genentech Inc.	4.750%	7/15/2015	350	331
Genentech Inc.	5.250%	7/15/2035	225	203
General Mills, Inc.	6.000%	2/15/2012	1,358	1,388
General Mills, Inc.	5.650%	9/10/2012	25	25
General Mills, Inc.	5.700%	2/15/2017	1,425	1,407
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,700	1,595
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,943
H.J. Heinz Co.	6.625%	7/15/2011	1,075	1,120
H.J. Heinz Co.	6.750%	3/15/2032	325	328
Hasbro Inc.	6.300%	9/15/2017	975	973
Hershey Foods Corp.	5.300%	9/1/2011	300	300
Hershey Foods Corp.	5.450%	9/1/2016	150	146
Hospira, Inc.	4.950%	6/15/2009	250	249
Hospira, Inc.	5.900%	6/15/2014	125	124
Johnson & Johnson	5.150%	8/15/2012	1,650	1,680
Johnson & Johnson	3.800%	5/15/2013	400	375
Johnson & Johnson	6.950%	9/1/2029	75	85
Johnson & Johnson	4.950%	5/15/2033	425	375
Johnson & Johnson	5.950%	8/15/2037	1,050	1,071
Kellogg Co.	6.600%	4/1/2011	1,625	1,688
Kellogg Co.	7.450%	4/1/2031	675	771
Kimberly-Clark Corp.	5.625%	2/15/2012	675	689
Kimberly-Clark Corp.	4.875%	8/15/2015	875	837
Kimberly-Clark Corp.	6.125%	8/1/2017	575	594
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,941
Kraft Foods, Inc.	5.625%	11/1/2011	2,000	2,016
Kraft Foods, Inc.	6.250%	6/1/2012	100	103
Kraft Foods, Inc.	6.500%	8/11/2017	900	932
Kraft Foods, Inc.	6.500%	11/1/2031	2,100	2,057
Kraft Foods, Inc.	7.000%	8/11/2037	300	314
Kroger Co.	6.800%	4/1/2011	1,250	1,308
Kroger Co.	6.750%	4/15/2012	850	895
Kroger Co.	6.200%	6/15/2012	500	515
Kroger Co.	6.400%	8/15/2017	275	280
Kroger Co.	6.800%	12/15/2018	975	1,011
Kroger Co.	7.700%	6/1/2029	1,425	1,530
Kroger Co.	8.000%	9/15/2029	450	495
Laboratory Corp. of America	5.625%	12/15/2015	375	361
McKesson Corp.	7.750%	2/1/2012	450	486
Mckesson Corp.	5.250%	3/1/2013	800	791
Medtronic Inc.	4.375%	9/15/2010	175	172
Medtronic Inc.	4.750%	9/15/2015	675	635
Merck & Co.	4.375%	2/15/2013	325	310
Merck & Co.	4.750%	3/1/2015	975	932
Merck & Co.	6.400%	3/1/2028	625	636
Merck & Co.	5.950%	12/1/2028	250	243
Molson Coors Capital Finance	4.850%	9/22/2010	350	348
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	265
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	496
PepsiAmericas Inc.	5.750%	7/31/2012	550	561
PepsiAmericas Inc.	5.000%	5/15/2017	600	565
Pepsico, Inc.	5.150%	5/15/2012	975	988
Pfizer, Inc.	4.500%	2/15/2014	1,050	1,006
Philip Morris Cos., Inc.	7.750%	1/15/2027	425	523
Procter & Gamble Co.	6.875%	9/15/2009	1,725	1,797
Procter & Gamble Co.	4.950%	8/15/2014	950	934
Procter & Gamble Co.	6.450%	1/15/2026	400	425
Procter & Gamble Co.	5.800%	8/15/2034	475	470
Procter & Gamble Co.	5.550%	3/5/2037	1,150	1,099
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	975	1,212
Quest Diagnostic, Inc.	5.450%	11/1/2015	1,200	1,150
Quest Diagnostic, Inc.	6.950%	7/1/2037	500	517
Reynolds American Inc.	6.500%	7/15/2010	350	361
Reynolds American Inc.	7.250%	6/1/2012	350	371
Reynolds American Inc.	7.250%	6/1/2013	700	739
Reynolds American Inc.	6.750%	6/15/2017	1,000	1,025
Reynolds American Inc.	7.250%	6/15/2037	700	732
Safeway, Inc.	6.500%	3/1/2011	825	850
Safeway, Inc.	5.800%	8/15/2012	225	228
Safeway, Inc.	6.350%	8/15/2017	225	229
Safeway, Inc.	7.250%	2/1/2031	925	987
Schering-Plough Corp.	5.550%	12/1/2013	2,475	2,458
Schering-Plough Corp.	6.750%	12/1/2033	600	633
Sysco Corp.	5.375%	9/21/2035	575	511
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	752
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	875	829
Unilever Capital Corp.	7.125%	11/1/2010	1,750	1,857
Unilever Capital Corp.	5.900%	11/15/2032	650	637
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	1,025	1,005
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	309
Wyeth	6.950%	3/15/2011	625	659
Wyeth	5.500%	3/15/2013	1,625	1,653
Wyeth	5.500%	2/1/2014	450	448
Wyeth	5.500%	2/15/2016	175	173
Wyeth	5.450%	4/1/2017	275	267
Wyeth	6.450%	2/1/2024	175	178
Wyeth	6.500%	2/1/2034	1,800	1,843
Wyeth	6.000%	2/15/2036	400	385
Wyeth	5.950%	4/1/2037	2,125	2,048
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	435
Amerada Hess Corp.	6.650%	8/15/2011	275	287
Amerada Hess Corp.	7.875%	10/1/2029	925	1,062
Amerada Hess Corp.	7.300%	8/15/2031	100	110
Amerada Hess Corp.	7.125%	3/15/2033	1,350	1,456
Anadarko Finance Co.	6.750%	5/1/2011	1,275	1,325
Anadarko Petroleum Corp.	5.950%	9/15/2016	2,375	2,354
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,975	1,962
Apache Corp.	6.250%	4/15/2012	175	181
Apache Corp.	5.250%	4/15/2013	200	200
Apache Corp.	5.625%	1/15/2017	100	99
Apache Corp.	6.000%	1/15/2037	750	735
Apache Finance Canada	7.750%	12/15/2029	125	147
Atlantic Richfield Co.	5.900%	4/15/2009	525	534
Baker Hughes, Inc.	6.875%	1/15/2029	175	189
Burlington Resources, Inc.	6.680%	2/15/2011	775	815
Burlington Resources, Inc.	6.500%	12/1/2011	975	1,017
Burlington Resources, Inc.	7.200%	8/15/2031	200	227
Burlington Resources, Inc.	7.400%	12/1/2031	1,525	1,759
Canadian Natural Resources	5.450%	10/1/2012	700	701
Canadian Natural Resources	4.900%	12/1/2014	750	712
Canadian Natural Resources	6.000%	8/15/2016	650	646
Canadian Natural Resources	5.700%	5/15/2017	600	584
Canadian Natural Resources	7.200%	1/15/2032	1,300	1,377
Canadian Natural Resources	6.450%	6/30/2033	875	870
Canadian Natural Resources	6.500%	2/15/2037	650	643
Canadian Natural Resources	6.250%	3/15/2038	75	73
Conoco Funding Co.	6.350%	10/15/2011	1,275	1,331
Conoco Funding Co.	7.250%	10/15/2031	175	197
ConocoPhillips Canada	5.300%	4/15/2012	2,100	2,108
ConocoPhillips Canada	5.625%	10/15/2016	1,300	1,300
ConocoPhillips Canada	5.950%	10/15/2036	1,000	973
Devon Financing Corp.	6.875%	9/30/2011	1,325	1,398
Devon Financing Corp.	7.875%	9/30/2031	650	766
Diamond Offshore Drilling	4.875%	7/1/2015	50	47
Encana Corp.	4.750%	10/15/2013	75	71
Encana Corp.	6.500%	8/15/2034	1,250	1,271
Encana Corp.	6.625%	8/15/2037	450	458
Encana Holdings Finance Corp.	5.800%	5/1/2014	750	752
EOG Resources Inc.	5.875%	9/15/2017	1,325	1,329
Halliburton Co.	5.500%	10/15/2010	500	506
Husky Energy Inc.	6.250%	6/15/2012	175	179
Kerr McGee Corp.	6.875%	9/15/2011	850	890
Kerr McGee Corp.	6.950%	7/1/2024	1,250	1,266
Kerr McGee Corp.	7.875%	9/15/2031	200	227
Marathon Oil Corp.	6.125%	3/15/2012	1,225	1,262
Marathon Oil Corp.	6.000%	7/1/2012	500	502
Marathon Oil Corp.	6.800%	3/15/2032	1,425	1,502
Nexen, Inc.	5.050%	11/20/2013	350	340
Nexen, Inc.	5.650%	5/15/2017	550	533
Nexen, Inc.	7.875%	3/15/2032	200	234
Nexen, Inc.	6.400%	5/15/2037	1,850	1,797
Noble Energy Inc.	8.000%	4/1/2027	550	628
Norsk Hydro	6.360%	1/15/2009	275	280
Norsk Hydro	7.250%	9/23/2027	1,575	1,800
Norsk Hydro	7.150%	1/15/2029	275	311
Occidental Petroleum	4.250%	3/15/2010	1,000	993
Occidental Petroleum	6.750%	1/15/2012	350	371
Ocean Energy, Inc.	7.250%	10/1/2011	50	53
PanCanadian Energy Corp.	7.200%	11/1/2031	425	464
Petro-Canada	4.000%	7/15/2013	725	668
Petro-Canada	7.875%	6/15/2026	325	373
Petro-Canada	7.000%	11/15/2028	275	293
Petro-Canada	5.350%	7/15/2033	275	237
Petro-Canada	5.950%	5/15/2035	350	330
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,025	979
Phillips Petroleum Co.	8.750%	5/25/2010	575	629
Questar Market Resources	6.050%	9/1/2016	375	376
Shell International Finance	5.625%	6/27/2011	75	77
Shell International Finance	4.950%	3/22/2012	475	475
Shell International Finance	5.200%	3/22/2017	400	391
Suncor Energy, Inc.	5.950%	12/1/2034	275	268
Suncor Energy, Inc.	6.500%	6/15/2038	1,025	1,047
Sunoco, Inc.	4.875%	10/15/2014	125	118
Sunoco, Inc.	5.750%	1/15/2017	350	343
Talisman Energy, Inc.	5.125%	5/15/2015	100	96
Talisman Energy, Inc.	5.850%	2/1/2037	875	791
Tosco Corp.	8.125%	2/15/2030	1,525	1,846
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	450	499
Valero Energy Corp.	6.875%	4/15/2012	1,550	1,640
Valero Energy Corp.	7.500%	4/15/2032	1,050	1,158
Valero Energy Corp.	6.625%	6/15/2037	1,600	1,622
4 Weatherford International Inc.	6.350%	6/15/2017	825	838
Weatherford International Inc.	6.500%	8/1/2036	1,650	1,626
4 Weatherford International Inc.	6.800%	6/15/2037	200	210
XTO Energy, Inc.	5.900%	8/1/2012	450	459
XTO Energy, Inc.	6.250%	4/15/2013	500	519
XTO Energy, Inc.	4.900%	2/1/2014	200	190
XTO Energy, Inc.	5.000%	1/31/2015	125	119
XTO Energy, Inc.	5.300%	6/30/2015	250	240
XTO Energy, Inc.	6.250%	8/1/2017	1,600	1,621
XTO Energy, Inc.	6.100%	4/1/2036	75	72
XTO Energy, Inc.	6.750%	8/1/2037	850	882
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	2,675	2,699
Cisco Systems Inc.	5.500%	2/22/2016	3,025	3,005
Electronic Data Systems	7.125%	10/15/2009	125	127
Electronic Data Systems	6.500%	8/1/2013	725	729
Equifax Inc.	6.300%	7/1/2017	200	202
Equifax Inc.	7.000%	7/1/2037	300	301
Harris Corp.	5.000%	10/1/2015	550	512
Hewlett-Packard Co.	5.250%	3/1/2012	275	277
Hewlett-Packard Co.	5.400%	3/1/2017	975	962
International Business Machines Corp.	5.375%	2/1/2009	175	176
International Business Machines Corp.	4.950%	3/22/2011	600	601
International Business Machines Corp.	4.750%	11/29/2012	575	567
International Business Machines Corp.	7.500%	6/15/2013	775	859
International Business Machines Corp.	5.700%	9/14/2017	1,975	1,989
International Business Machines Corp.	7.000%	10/30/2025	450	498
International Business Machines Corp.	6.220%	8/1/2027	1,100	1,110
International Business Machines Corp.	7.125%	12/1/2096	125	137
Intuit Inc.	5.400%	3/15/2012	425	421
Intuit Inc.	5.750%	3/15/2017	225	215
Motorola, Inc.	7.625%	11/15/2010	201	213
Motorola, Inc.	7.500%	5/15/2025	150	156
Motorola, Inc.	6.500%	9/1/2025	50	48
Motorola, Inc.	6.500%	11/15/2028	225	214
National Semiconductor	6.600%	6/15/2017	1,200	1,223
Oracle Corp.	5.000%	1/15/2011	1,175	1,175
Oracle Corp.	5.250%	1/15/2016	1,150	1,123
Pitney Bowes, Inc.	4.625%	10/1/2012	1,100	1,079
Pitney Bowes, Inc.	4.750%	1/15/2016	1,725	1,602
Science Applications International Corp.	6.250%	7/1/2012	100	103
Science Applications International Corp.	5.500%	7/1/2033	100	83
Xerox Corp.	9.750%	1/15/2009	325	342
Xerox Corp.	7.125%	6/15/2010	975	1,016
Xerox Corp.	6.875%	8/15/2011	300	311
Xerox Corp.	5.500%	5/15/2012	500	496
Xerox Corp.	7.625%	6/15/2013	300	312
Xerox Corp.	6.400%	3/15/2016	500	507
Xerox Corp.	6.750%	2/1/2017	450	472
Transportation (0.4%)
American Airlines, Inc.	7.024%	10/15/2009	1,750	1,774
American Airlines, Inc.	7.858%	10/1/2011	175	184
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	601
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	2,350	2,301
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	580
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,400	1,361
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	625	607
Canadian National Railway Co.	6.375%	10/15/2011	425	443
Canadian National Railway Co.	4.400%	3/15/2013	275	260
Canadian National Railway Co.	5.850%	11/15/2017	75	75
Canadian National Railway Co.	6.800%	7/15/2018	1,200	1,297
Canadian National Railway Co.	6.250%	8/1/2034	275	271
Canadian National Railway Co.	6.200%	6/1/2036	625	629
Canadian Pacific Rail	6.250%	10/15/2011	1,475	1,519
Canadian Pacific Rail	7.125%	10/15/2031	175	181
Canadian Pacific Rail	5.950%	5/15/2037	200	184
CNF, Inc.	6.700%	5/1/2034	275	253
Continental Airlines, Inc.	6.563%	2/15/2012	550	569
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,887	1,887
CSX Corp.	6.750%	3/15/2011	1,200	1,248
CSX Corp.	6.300%	3/15/2012	475	486
CSX Corp.	5.600%	5/1/2017	75	72
CSX Corp.	7.900%	5/1/2017	300	331
CSX Corp.	6.150%	5/1/2037	500	479
FedEx Corp.	3.500%	4/1/2009	125	122
FedEx Corp.	5.500%	8/15/2009	525	530
Norfolk Southern Corp.	6.200%	4/15/2009	225	228
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,096
Norfolk Southern Corp.	7.700%	5/15/2017	275	308
Norfolk Southern Corp.	9.750%	6/15/2020	633	823
Norfolk Southern Corp.	7.800%	5/15/2027	325	373
Norfolk Southern Corp.	7.050%	5/1/2037	1,650	1,771
Norfolk Southern Corp.	7.900%	5/15/2097	325	385
Ryder System Inc.	5.950%	5/2/2011	350	355
Ryder System Inc.	5.850%	3/1/2014	325	329
Ryder System Inc.	5.850%	11/1/2016	150	147
Southwest Airlines Co.	6.500%	3/1/2012	1,025	1,057
Southwest Airlines Co.	5.750%	12/15/2016	475	460
Southwest Airlines Co.	5.125%	3/1/2017	100	92
2 Southwest Airlines Co.	6.150%	8/1/2022	300	300
Union Pacific Corp.	7.250%	11/1/2008	525	539
Union Pacific Corp.	3.625%	6/1/2010	250	241
Union Pacific Corp.	6.125%	1/15/2012	50	51
Union Pacific Corp.	6.500%	4/15/2012	300	310
Union Pacific Corp.	5.450%	1/31/2013	1,250	1,241
Union Pacific Corp.	6.625%	2/1/2029	600	608
Union Pacific Railroad Co.	6.176%	1/2/2031	250	253
2 United Air Lines Inc.	6.636%	7/2/2022	350	343
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	527
Cooper Industries, Inc.	5.250%	11/15/2012	550	548
Dover Corp.	4.875%	10/15/2015	675	639
Rockwell International Corp.	6.700%	1/15/2028	175	191

				610,544

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	325	323
Alabama Power Co.	5.500%	10/15/2017	850	838
American Electric Power Co., Inc.	5.375%	3/15/2010	800	803
Arizona Public Service Co.	4.650%	5/15/2015	350	321
Baltimore Gas & Electric Co.	5.900%	10/1/2016	500	499
Baltimore Gas & Electric Co.	6.350%	10/1/2036	200	198
Bruce Mansfield Unit	6.850%	6/1/2034	1,675	1,702
Carolina Power & Light Co.	6.500%	7/15/2012	1,500	1,573
CenterPoint Energy Houston	5.700%	3/15/2013	1,025	1,043
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	225	228
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	198
Columbus Southern Power	5.850%	10/1/2035	500	473
Commonwealth Edison Co.	6.150%	3/15/2012	375	382
Commonwealth Edison Co.	6.150%	9/15/2017	625	633
Connecticut Light & Power Co.	6.350%	6/1/2036	825	807
Consolidated Edison Co. of New York	4.875%	2/1/2013	175	170
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	270
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,500	1,481
Consolidated Edison Co. of New York	5.300%	3/1/2035	50	43
Consolidated Edison Co. of New York	5.850%	3/15/2036	300	281
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	400
Consolidated Edison Co. of New York	6.300%	8/15/2037	325	328
Constellation Energy Group, Inc.	6.125%	9/1/2009	300	305
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	53
Constellation Energy Group, Inc.	4.550%	6/15/2015	2,500	2,267
Constellation Energy Group, Inc.	7.600%	4/1/2032	325	358
Consumers Energy Co.	4.800%	2/17/2009	700	699
Consumers Energy Co.	5.000%	2/15/2012	350	345
Consumers Energy Co.	5.375%	4/15/2013	175	174
Consumers Energy Co.	5.500%	8/15/2016	675	661
Detroit Edison Co.	6.125%	10/1/2010	275	285
Detroit Edison Co.	5.700%	10/1/2037	375	355
Dominion Resources, Inc.	4.750%	12/15/2010	650	639
Dominion Resources, Inc.	6.250%	6/30/2012	210	216
Dominion Resources, Inc.	5.150%	7/15/2015	1,875	1,785
Dominion Resources, Inc.	6.300%	3/15/2033	75	74
Dominion Resources, Inc.	5.250%	8/1/2033	175	168
Dominion Resources, Inc.	5.950%	6/15/2035	1,475	1,376
2 Dominion Resources, Inc.	6.300%	9/30/2066	325	323
DTE Energy Co.	7.050%	6/1/2011	175	185
Duke Energy Carolinas	6.100%	6/1/2037	1,325	1,296
Duke Energy Corp.	6.250%	1/15/2012	1,200	1,242
Duke Energy Corp.	6.450%	10/15/2032	900	921
El Paso Electric Co.	6.000%	5/15/2035	125	117
Energy East Corp.	6.750%	6/15/2012	550	577
Energy East Corp.	6.750%	7/15/2036	750	775
Exelon Corp.	4.900%	6/15/2015	575	532
FirstEnergy Corp.	6.450%	11/15/2011	3,025	3,138
FirstEnergy Corp.	7.375%	11/15/2031	700	768
Florida Power & Light Co.	5.950%	10/1/2033	400	391
Florida Power & Light Co.	5.625%	4/1/2034	775	725
Florida Power & Light Co.	4.950%	6/1/2035	575	486
Florida Power & Light Co.	5.400%	9/1/2035	600	542
Florida Power & Light Co.	6.200%	6/1/2036	400	407
Florida Power & Light Co.	5.650%	2/1/2037	75	70
Florida Power & Light Co.	5.850%	5/1/2037	700	674
Florida Power Corp.	4.500%	6/1/2010	425	421
Florida Power Corp.	4.800%	3/1/2013	775	749
Florida Power Corp.	6.350%	9/15/2037	50	51
FPL Group Capital, Inc.	5.625%	9/1/2011	250	253
2 FPL Group Capital, Inc.	6.350%	10/1/2066	250	238
2 FPL Group Capital, Inc.	6.650%	6/15/2067	625	600
Indiana Michigan Power Co.	6.050%	3/15/2037	1,300	1,237
Jersey Central Power & Light	5.625%	5/1/2016	275	267
4 Jersey Central Power & Light	5.650%	6/1/2017	450	437
Kansas City Power & Light	6.050%	11/15/2035	175	166
MidAmerican Energy Co.	5.650%	7/15/2012	350	357
MidAmerican Energy Co.	5.950%	7/15/2017	350	358
MidAmerican Energy Co.	6.750%	12/30/2031	725	767
MidAmerican Energy Co.	5.750%	11/1/2035	275	257
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	913
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	169
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	4,875	4,743
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	400	378
4 MidAmerican Energy Holdings Co.	6.500%	9/15/2037	200	199
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,225	3,432
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	268
Niagara Mohawk Power Corp.	7.750%	10/1/2008	300	307
NiSource Finance Corp.	7.875%	11/15/2010	550	590
NiSource Finance Corp.	5.400%	7/15/2014	175	167
NiSource Finance Corp.	5.250%	9/15/2017	550	509
NiSource Finance Corp.	5.450%	9/15/2020	600	544
Northern States Power Co.	6.250%	6/1/2036	200	208
NStar Electric Co.	4.875%	4/15/2014	175	168
Ohio Edison	6.400%	7/15/2016	425	432
Ohio Power Co.	6.000%	6/1/2016	350	347
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	685
Oncor Electric Delivery Co.	6.375%	1/15/2015	700	702
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	130
Pacific Gas & Electric Co.	3.600%	3/1/2009	225	220
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	218
Pacific Gas & Electric Co.	4.800%	3/1/2014	625	589
Pacific Gas & Electric Co.	6.050%	3/1/2034	3,300	3,231
Pacific Gas & Electric Co.	5.800%	3/1/2037	750	710
PacifiCorp	6.900%	11/15/2011	500	528
PacifiCorp	7.700%	11/15/2031	250	295
PacifiCorp	5.250%	6/15/2035	175	152
4 Pennsylvania Electric Co.	6.050%	9/1/2017	225	225
Pepco Holdings, Inc.	6.450%	8/15/2012	825	852
Pepco Holdings, Inc.	7.450%	8/15/2032	175	196
PPL Energy Supply LLC	6.400%	11/1/2011	1,325	1,369
PPL Energy Supply LLC	6.200%	5/15/2016	1,075	1,073
PPL Energy Supply LLC	6.000%	12/15/2036	325	287
Progress Energy, Inc.	7.100%	3/1/2011	1,430	1,501
Progress Energy, Inc.	5.625%	1/15/2016	500	487
Progress Energy, Inc.	7.750%	3/1/2031	350	404
Progress Energy, Inc.	7.000%	10/30/2031	50	53
PSE&G Power LLC	7.750%	4/15/2011	850	913
PSE&G Power LLC	6.950%	6/1/2012	1,550	1,630
PSE&G Power LLC	5.500%	12/1/2015	775	754
PSE&G Power LLC	8.625%	4/15/2031	75	92
PSI Energy Inc.	5.000%	9/15/2013	500	480
Public Service Co. of Colorado	4.375%	10/1/2008	300	297
Public Service Co. of Colorado	7.875%	10/1/2012	1,875	2,073
Public Service Co. of Colorado	5.500%	4/1/2014	275	275
Public Service Co. of Colorado	6.250%	9/1/2037	50	51
Public Service Electric & Gas	5.800%	5/1/2037	1,950	1,822
Puget Sound Energy Inc.	5.483%	6/1/2035	100	89
Puget Sound Energy Inc.	6.274%	3/15/2037	650	642
SCANA Corp.	6.875%	5/15/2011	1,325	1,388
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,148
Southern California Edison Co.	5.000%	1/15/2016	1,600	1,521
Southern California Edison Co.	6.650%	4/1/2029	250	264
Southern California Edison Co.	6.000%	1/15/2034	175	172
Southern California Edison Co.	5.750%	4/1/2035	225	214
Southern California Edison Co.	5.350%	7/15/2035	125	112
Southern California Edison Co.	5.625%	2/1/2036	125	118
Southern California Edison Co.	5.550%	1/15/2037	1,400	1,292
Southern Co.	5.300%	1/15/2012	525	526
Southern Power Co.	6.250%	7/15/2012	175	180
Southern Power Co.	4.875%	7/15/2015	750	703
Tampa Electric Co.	6.550%	5/15/2036	400	414
Toledo Edison Co.	6.150%	5/15/2037	300	280
Union Electric Co.	5.400%	2/1/2016	300	292
Virginia Electric & Power Co.	5.400%	1/15/2016	1,000	975
Virginia Electric & Power Co.	6.000%	1/15/2036	350	339
Virginia Electric & Power Co.	6.000%	5/15/2037	1,200	1,161
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	162
Wisconsin Energy Corp.	6.500%	4/1/2011	400	414
2 Wisconsin Energy Corp.	6.250%	5/15/2067	275	257
4 Xcel Energy, Inc.	5.613%	4/1/2017	131	128
Xcel Energy, Inc.	6.500%	7/1/2036	425	415
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	300	319
Atmos Energy Corp.	4.000%	10/15/2009	400	392
Atmos Energy Corp.	4.950%	10/15/2014	475	446
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	120
CenterPoint Energy Resources	7.875%	4/1/2013	750	824
CenterPoint Energy Resources	6.150%	5/1/2016	650	647
Consolidated Natural Gas	6.250%	11/1/2011	1,375	1,411
Consolidated Natural Gas	5.000%	12/1/2014	950	897
Duke Capital Corp.	7.500%	10/1/2009	250	261
Duke Capital Corp.	5.500%	3/1/2014	425	415
Duke Capital Corp.	6.750%	2/15/2032	175	172
Duke Energy Field Services	7.875%	8/16/2010	225	240
Duke Energy Field Services	8.125%	8/16/2030	275	312
4 El Paso Natural Gas Co.	5.950%	4/15/2017	300	293
Energy Transfer Partners LP	5.650%	8/1/2012	1,325	1,310
Energy Transfer Partners LP	5.950%	2/1/2015	175	170
Energy Transfer Partners LP	6.125%	2/15/2017	300	290
Energy Transfer Partners LP	6.625%	10/15/2036	550	523
Enterprise Products Operating LP	4.950%	6/1/2010	700	697
Enterprise Products Operating LP	5.600%	10/15/2014	875	855
Enterprise Products Operating LP	6.300%	9/15/2017	750	753
Enterprise Products Operating LP	6.875%	3/1/2033	100	102
KeySpan Corp.	7.625%	11/15/2010	100	106
KeySpan Corp.	8.000%	11/15/2030	200	240
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	600	627
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	925	934
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	450	430
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	403
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	466
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	89
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	150	152
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	97
National Grid PLC	6.300%	8/1/2016	1,825	1,858
ONEOK Inc.	5.200%	6/15/2015	450	429
ONEOK Inc.	6.000%	6/15/2035	225	207
ONEOK Partners, LP	5.900%	4/1/2012	450	456
ONEOK Partners, LP	6.150%	10/1/2016	725	721
ONEOK Partners, LP	6.650%	10/1/2036	2,275	2,278
ONEOK Partners, LP	6.850%	10/15/2037	700	705
San Diego Gas & Electric	5.300%	11/15/2015	225	220
San Diego Gas & Electric	5.350%	5/15/2035	100	90
Sempra Energy	7.950%	3/1/2010	20	21
Southern California Gas Co.	5.750%	11/15/2035	350	334
4 Southern Natural Gas	5.900%	4/1/2017	2,875	2,782
Texas Gas Transmission	4.600%	6/1/2015	975	907
Trans-Canada Pipelines	4.000%	6/15/2013	675	635
Trans-Canada Pipelines	5.600%	3/31/2034	1,225	1,169
Trans-Canada Pipelines	5.850%	3/15/2036	800	771
2 Trans-Canada Pipelines	6.350%	5/15/2067	525	502

				120,033

Total Corporate Bonds
(Cost $1,828,793)				1,808,671

Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)

Asian Development Bank	4.125%	9/15/2010	200	198
Asian Development Bank	5.593%	7/16/2018	1,700	1,758
Bayerische Landesbank	2.875%	10/15/2008	450	443
Canadian Government	5.250%	11/5/2008	275	278
Canadian Mortgage & Housing	4.800%	10/1/2010	25	25
China Development Bank	4.750%	10/8/2014	575	554
China Development Bank	5.000%	10/15/2015	175	170
Corp. Andina de Fomento	5.200%	5/21/2013	375	371
Corp. Andina de Fomento	5.750%	1/12/2017	1,900	1,877
Development Bank of Japan	4.250%	6/9/2015	175	166
Eksportfinans	4.750%	12/15/2008	1,300	1,295
Eksportfinans	5.500%	5/25/2016	2,125	2,163
Eksportfinans	5.500%	6/26/2017	850	877
European Investment Bank	4.500%	2/17/2009	125	125
European Investment Bank	5.000%	2/8/2010	200	201
European Investment Bank	4.000%	3/3/2010	3,575	3,516
European Investment Bank	4.125%	9/15/2010	1,500	1,477
European Investment Bank	4.625%	9/15/2010	475	476
European Investment Bank	5.250%	6/15/2011	3,850	3,924
European Investment Bank	4.625%	5/15/2014	3,025	2,966
European Investment Bank	4.875%	2/16/2016	500	496
European Investment Bank	5.125%	9/13/2016	300	302
European Investment Bank	4.875%	1/17/2017	1,725	1,706
European Investment Bank	5.125%	5/30/2017	3,025	3,037
Export-Import Bank of Korea	4.500%	8/12/2009	175	174
Export-Import Bank of Korea	4.625%	3/16/2010	175	173
Export-Import Bank of Korea	5.125%	2/14/2011	750	752
Export-Import Bank of Korea	5.125%	3/16/2015	400	394
Federation of Malaysia	8.750%	6/1/2009	750	795
Federation of Malaysia	7.500%	7/15/2011	2,050	2,176
Financement Quebec	5.000%	10/25/2012	550	554
Inter-American Development Bank	5.375%	11/18/2008	275	279
Inter-American Development Bank	5.625%	4/16/2009	2,650	2,702
Inter-American Development Bank	8.500%	3/15/2011	575	642
Inter-American Development Bank	4.375%	9/20/2012	800	789
Inter-American Development Bank	4.250%	9/14/2015	75	72
Inter-American Development Bank	7.000%	6/15/2025	725	857
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,025	1,018
International Bank for Reconstruction & Development	4.125%	8/12/2009	775	769
International Bank for Reconstruction & Development	8.875%	3/1/2026	450	630
Japan Bank International	4.750%	5/25/2011	225	227
Japan Finance Corp.	5.875%	3/14/2011	1,000	1,036
Japan Finance Corp.	4.625%	4/21/2015	600	583
Japan Finance Corp.	5.000%	5/16/2017	100	99
KFW International Finance Inc.	4.500%	9/21/2009	2,475	2,473
KFW International Finance Inc.	4.875%	10/19/2009	1,350	1,361
Korea Development Bank	3.875%	3/2/2009	550	543
Korea Development Bank	4.750%	7/20/2009	450	450
Korea Development Bank	4.625%	9/16/2010	625	616
Korea Development Bank	5.750%	9/10/2013	1,975	2,041
Korea Electric Power	7.750%	4/1/2013	1,325	1,483
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	1,400	1,402
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	1,525	1,543
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	2,125	2,156
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	6,150	6,082
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	499
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	925	927
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	275	260
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	1,015	1,020
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	250	248
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	750	771
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	274
Mass Transit Railway Corp.	7.500%	11/8/2010	675	722
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	721
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	122
Ontario Hydro Electric	7.450%	3/31/2013	225	251
Pemex Project Funding Master Trust	7.875%	2/1/2009	1,350	1,389
Pemex Project Funding Master Trust	9.125%	10/13/2010	525	578
Pemex Project Funding Master Trust	8.000%	11/15/2011	1,275	1,396
Pemex Project Funding Master Trust	7.375%	12/15/2014	60	66
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,735	1,735
Pemex Project Funding Master Trust	8.625%	2/1/2022	1,775	2,188
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,450	1,497
People's Republic of China	7.300%	12/15/2008	175	180
People's Republic of China	4.750%	10/29/2013	375	369
Petrobras International Finance	6.125%	10/6/2016	2,075	2,094
Petrobras International Finance	8.375%	12/10/2018	600	702
Province of British Columbia	5.375%	10/29/2008	1,170	1,178
Province of Manitoba	7.500%	2/22/2010	625	663
Province of Nova Scotia	5.750%	2/27/2012	225	230
Province of Ontario	5.500%	10/1/2008	2,875	2,905
Province of Ontario	3.625%	10/21/2009	625	612
Province of Ontario	5.000%	10/18/2011	525	530
Province of Ontario	4.750%	1/19/2016	900	880
Province of Ontario	5.450%	4/27/2016	2,075	2,128
Province of Quebec	5.750%	2/15/2009	800	811
Province of Quebec	5.000%	7/17/2009	1,375	1,380
Province of Quebec	6.125%	1/22/2011	850	885
Province of Quebec	4.600%	5/26/2015	275	264
Province of Quebec	5.125%	11/14/2016	2,450	2,428
Province of Quebec	7.500%	9/15/2029	2,425	2,971
Province of Saskatchewan	7.375%	7/15/2013	200	222
Quebec Hydro Electric	6.300%	5/11/2011	1,250	1,311
Quebec Hydro Electric	7.500%	4/1/2016	1,200	1,373
Quebec Hydro Electric	8.050%	7/7/2024	1,325	1,676
Region of Lombardy, Italy	5.804%	10/25/2032	225	231
Republic of Chile	7.125%	1/11/2012	925	997
Republic of Chile	5.500%	1/15/2013	175	178
Republic of Hungary	4.750%	2/3/2015	1,525	1,462
Republic of Italy	6.000%	2/22/2011	2,825	2,932
Republic of Italy	5.625%	6/15/2012	3,600	3,722
Republic of Italy	4.750%	1/25/2016	5,650	5,533
Republic of Italy	5.250%	9/20/2016	350	355
Republic of Italy	6.875%	9/27/2023	3,100	3,535
Republic of Italy	5.375%	6/15/2033	625	611
Republic of Korea	4.250%	6/1/2013	2,300	2,204
Republic of Korea	5.625%	11/3/2025	250	247
Republic of Poland	6.250%	7/3/2012	1,325	1,399
Republic of Poland	5.250%	1/15/2014	1,000	977
Republic of South Africa	7.375%	4/25/2012	2,475	2,665
Republic of South Africa	6.500%	6/2/2014	325	343
Republic of South Africa	5.875%	5/30/2022	400	392
State of Israel	4.625%	6/15/2013	225	223
State of Israel	5.500%	11/9/2016	1,575	1,589
Swedish Export Credit Corp.	4.125%	10/15/2008	725	721
Swedish Export Credit Corp.	4.000%	6/15/2010	450	443
Swedish Export Credit Corp.	4.500%	9/27/2010	800	799
Swedish Export Credit Corp.	5.125%	3/1/2017	400	404
United Mexican States	10.375%	2/17/2009	265	285
United Mexican States	9.875%	2/1/2010	975	1,086
United Mexican States	8.375%	1/14/2011	4,375	4,826
United Mexican States	7.500%	1/14/2012	203	222
United Mexican States	6.375%	1/16/2013	4,016	4,221
United Mexican States	6.625%	3/3/2015	47	50
United Mexican States	11.375%	9/15/2016	100	142
United Mexican States	5.625%	1/15/2017	3,775	3,781
United Mexican States	8.300%	8/15/2031	1,100	1,414
United Mexican States	6.750%	9/27/2034	5,670	6,186

Total Sovereign Bonds
(Cost $157,379)				157,903

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	2,525	2,374
Illinois (Taxable Pension) GO	5.100%	6/1/2033	5,450	5,105
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	675	664
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	500	604
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	10	9
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	290	273
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	226
Oregon (Taxable Pension) GO	5.892%	6/1/2027	450	465
Oregon School Board Assn.	4.759%	6/30/2028	300	269
Oregon School Board Assn.	5.528%	6/30/2028	100	99
Tobbacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	700	682
Wisconsin Public Service Rev.	4.800%	5/1/2013	275	269
Wisconsin Public Service Rev.	5.700%	5/1/2026	275	275

Total Taxable Municipal Bonds
(Cost $11,586)				11,314

		Shares

Temporary Cash Investment (1.1%)

5 Vanguard Market Liquidity Fund
(Cost $78,842)	5.153%	78,842,361	78,842

Total Investments (100.3%)
(Cost $7,084,900)			7,074,694

Other Assets and Liabilities—Net (-0.3%)			(22,480)

Net Assets (100%)			7,052,214

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $39,019,000, representing 0.6% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $7,084,900,000. Net unrealized depreciation of investment securities for tax purposes was $10,206,000, consisting of unrealized gains of $38,679,000 on securities that had risen in value since their purchase and $48,885,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts:The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
Termination Date	Dealer (1)	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)(2)	Unrealized Appreciation (Depreciation) ($000)

9/11/2009	WB	7,160	4.632%	(5.725%)	(12)
9/11/2012	LEH	20,400	4.700%	(5.725%)	(177)
9/11/2017	LEH	19,265	5.003%	(5.725%)	(327)

					(516)

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(3)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/2007	LEH	29,200	4.978%	-
10/31/2007	LEH	35,000	4.978%	-
11/30/2007	LEH	20,000	5.078%	-
12/31/2007	LEH	30,000	5.128%	-
1/31/2008	LEH	25,000	5.128%	-
2/29/2008	LEH	30,000	5.103%	-
3/31/2008	LEH	10,000	5.103%	-
5/31/2008	LEH	28,000	5.028%	-
6/30/2008	LEH	45,000	4.918%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/2008	UBS	12,000	5.125%	114
Hybrid ARM Index
3/31/2008	LEH	6,000	5.118%	-
4/30/2008	LEH	6,000	5.118%	-

				114

1 LEH-Lehman Brothers Special Financing Inc.
     UBS-UBS AG.
     WB-Wachovia Bank, N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
September 30, 2007

	Shares	Market Value ($000)
Common Stocks (99.5%)

Consumer Discretionary (10.4%)
Time Warner, Inc.	2,101,248	38,579
* Comcast Corp. Class A	1,563,643	37,809
McDonald's Corp.	666,047	36,280
The Walt Disney Co.	1,050,192	36,116
Home Depot, Inc.	940,407	30,507
Target Corp.	453,380	28,821
News Corp., Class A	1,243,807	27,351
Lowe's Cos., Inc.	840,359	23,547
* Amazon.com, Inc.	171,569	15,982
* Viacom Inc. Class B	334,017	13,017
Johnson Controls, Inc.	110,077	13,001
NIKE, Inc. Class B	205,587	12,060
Carnival Corp.	243,691	11,802
CBS Corp.	356,044	11,215
* Starbucks Corp.	413,355	10,830
Best Buy Co., Inc.	227,543	10,472
* DIRECTV Group, Inc.	410,060	9,956
Yum! Brands, Inc.	292,488	9,895
Clear Channel Communications, Inc.	263,241	9,856
* Coach, Inc.	207,263	9,797
* Kohl's Corp.	170,344	9,766
The McGraw-Hill Cos., Inc.	191,497	9,749
Hilton Hotels Corp.	206,794	9,614
General Motors Corp.	252,628	9,271
Harrah's Entertainment, Inc.	104,318	9,068
Omnicom Group Inc.	184,682	8,881
* Liberty Media Corp.-Capital Series A	68,722	8,579
Staples, Inc.	399,100	8,577
Marriott International, Inc. Class A	194,114	8,438
Macy's Inc.	256,750	8,298
International Game Technology	185,603	7,999
* Las Vegas Sands Corp.	59,468	7,934
Garmin Ltd.	66,427	7,931
J.C. Penney Co., Inc. (Holding Co.)	119,988	7,604
TJX Cos., Inc.	253,637	7,373
Starwood Hotels & Resorts Worldwide, Inc.	120,071	7,294
* Ford Motor Co.	858,986	7,293
Fortune Brands, Inc.	85,286	6,950
* Liberty Media Corp.-Interactive Series A	347,077	6,667
Harley-Davidson, Inc.	143,913	6,650
* MGM Mirage, Inc.	71,260	6,373
* Sears Holdings Corp.	47,267	6,012
The Gap, Inc.	318,985	5,882
Gannett Co., Inc.	131,044	5,727
* EchoStar Communications Corp. Class A	116,427	5,450
Nordstrom, Inc.	115,258	5,404
* Bed Bath & Beyond, Inc.	154,780	5,281
Mattel, Inc.	219,588	5,152
Wynn Resorts Ltd.	31,305	4,932
* Apollo Group, Inc. Class A	81,902	4,926
Genuine Parts Co.	95,142	4,757
Limited Brands, Inc.	201,073	4,603
Newell Rubbermaid, Inc.	155,833	4,491
* Cablevision Systems NY Group Class A	128,408	4,487
* GameStop Corp. Class A	79,226	4,464
* Discovery Holding Co. Class A	150,009	4,328
Eastman Kodak Co.	160,663	4,299
* Liberty Global, Inc. Class A	100,453	4,121
Sherwin-Williams Co.	62,582	4,112
VF Corp.	49,868	4,027
* Liberty Global, Inc. Series C	103,846	4,015
Tiffany & Co.	76,116	3,985
Abercrombie & Fitch Co.	49,080	3,961
Whirlpool Corp.	44,193	3,938
H & R Block, Inc.	180,158	3,816
Virgin Media Inc.	155,401	3,772
Tim Hortons, Inc.	105,677	3,683
* Expedia, Inc.	106,234	3,387
Wyndham Worldwide Corp.	101,847	3,337
* IAC/InterActiveCorp	109,768	3,257
* Office Depot, Inc.	153,589	3,167
* The Goodyear Tire & Rubber Co.	103,536	3,149
Darden Restaurants Inc.	75,120	3,145
* AutoZone Inc.	26,684	3,099
Black & Decker Corp.	36,968	3,079
Royal Caribbean Cruises, Ltd.	77,280	3,016
Harman International Industries, Inc.	34,684	3,001
BorgWarner, Inc.	32,411	2,967
American Eagle Outfitters, Inc.	111,214	2,926
* ITT Educational Services, Inc.	22,747	2,768
* Interpublic Group of Cos., Inc.	261,906	2,719
*^ Sirius Satellite Radio, Inc.	777,805	2,715
Autoliv, Inc.	44,561	2,663
Polo Ralph Lauren Corp.	34,033	2,646
* Comcast Corp. Special Class A	109,441	2,622
Idearc Inc.	82,282	2,589
* Mohawk Industries, Inc.	30,570	2,485
Washington Post Co. Class B	3,066	2,461
* CarMax, Inc.	120,873	2,457
* XM Satellite Radio Holdings, Inc.	171,311	2,427
PetSmart, Inc.	75,882	2,421
* Penn National Gaming, Inc.	40,751	2,405
Station Casinos, Inc.	27,225	2,382
Hasbro, Inc.	84,749	2,363
The Stanley Works	42,051	2,360
* R.H. Donnelley Corp.	39,614	2,219
* Dollar Tree Stores, Inc.	54,518	2,210
Lamar Advertising Co. Class A	43,958	2,153
Family Dollar Stores, Inc.	80,217	2,131
Service Corp. International	164,141	2,117
E.W. Scripps Co. Class A	49,601	2,083
D. R. Horton, Inc.	158,072	2,025
* O'Reilly Automotive, Inc.	60,517	2,022
Liz Claiborne, Inc.	58,379	2,004
Ross Stores, Inc.	77,863	1,996
Advance Auto Parts, Inc.	59,408	1,994
Dow Jones & Co., Inc.	32,046	1,913
Leggett & Platt, Inc.	99,138	1,899
* Big Lots Inc.	62,879	1,876
* Priceline.com, Inc.	20,188	1,792
Centex Corp.	67,068	1,782
Brinker International, Inc.	63,518	1,743
Williams-Sonoma, Inc.	52,875	1,725
Wendy's International, Inc.	48,752	1,702
* Crocs, Inc.	24,654	1,658
Pulte Homes, Inc.	121,511	1,654
Phillips-Van Heusen Corp.	31,232	1,639
Gentex Corp.	76,195	1,634
Lennar Corp. Class A	71,868	1,628
Sotheby's	33,331	1,593
WABCO Holdings Inc.	33,866	1,583
* AutoNation, Inc.	87,919	1,558
* Dick's Sporting Goods, Inc.	22,765	1,529
Snap-On Inc.	30,729	1,522
* Hanesbrands Inc.	54,043	1,516
New York Times Co. Class A	75,963	1,501
* Career Education Corp.	53,316	1,492
RadioShack Corp.	72,137	1,490
* Toll Brothers, Inc.	73,617	1,472
* Scientific Games Corp.	38,890	1,462
Men's Wearhouse, Inc.	28,871	1,459
OfficeMax, Inc.	42,284	1,449
* DreamWorks Animation SKG, Inc.	42,506	1,421
* Urban Outfitters, Inc.	64,843	1,414
* Chico's FAS, Inc.	98,716	1,387
Strayer Education, Inc.	8,155	1,375
Boyd Gaming Corp.	31,848	1,365
* Jarden Corp.	43,342	1,341
Foot Locker, Inc.	87,024	1,334
Guess ?, Inc.	26,261	1,288
Jones Apparel Group, Inc.	60,927	1,287
DeVry, Inc.	33,720	1,248
* Lear Corp.	38,841	1,247
Meredith Corp.	21,650	1,241
* AnnTaylor Stores Corp.	39,061	1,237
Tribune Co.	44,892	1,226
* Gaylord Entertainment Co.	22,985	1,223
Saks Inc.	71,033	1,218
Orient-Express Hotel Ltd.	23,724	1,216
* NVR, Inc.	2,529	1,189
Brunswick Corp.	50,537	1,155
* Jack in the Box Inc.	17,647	1,144
* LKQ Corp.	32,393	1,128
Tupperware Brands Corp.	34,538	1,088
KB Home	42,629	1,068
* Life Time Fitness, Inc.	17,363	1,065
* Chipotle Mexican Grill, Inc. Class B	9,953	1,065
Applebee's International, Inc.	41,870	1,042
Barnes & Noble, Inc.	29,498	1,040
Weight Watchers International, Inc.	17,747	1,022
* The Warnaco Group, Inc.	26,108	1,020
John Wiley & Sons Class A	22,633	1,017
Tempur-Pedic International Inc.	28,035	1,002
* Quiksilver, Inc.	69,809	998
* Gemstar-TV Guide International, Inc.	143,425	998
* Fossil, Inc.	26,606	994
* Guitar Center, Inc.	16,661	988
* TRW Automotive Holdings Corp.	30,635	971
* Bally Technologies Inc.	27,120	961
* Vail Resorts Inc.	15,380	958
* Under Armour, Inc.	15,727	941
* Tractor Supply Co.	20,187	930
* Pinnacle Entertainment, Inc.	33,546	913
Thor Industries, Inc.	20,300	913
*^ Chipotle Mexican Grill, Inc.	7,707	910
* J. Crew Group, Inc.	21,922	910
* Sonic Corp.	38,586	903
* The Cheesecake Factory Inc.	38,262	898
* Deckers Outdoor Corp.	8,008	879
Regal Entertainment Group Class A	39,888	876
Polaris Industries, Inc.	20,039	874
Belo Corp. Class A	49,243	855
Wolverine World Wide, Inc.	30,830	845
* Marvel Entertainment, Inc.	36,014	844
MDC Holdings, Inc.	20,614	844
* Getty Images, Inc.	30,248	842
* Aeropostale, Inc.	43,875	836
*^ NutriSystem Inc.	17,708	830
* Catalina Marketing Corp.	25,123	814
* Collective Brands, Inc.	36,784	811
* Tenneco Automotive, Inc.	26,088	809
International Speedway Corp.	17,497	802
Regis Corp.	25,072	800
Cooper Tire & Rubber Co.	32,751	799
* Iconix Brand Group Inc.	33,431	795
* WMS Industries, Inc.	23,774	787
Matthews International Corp.	17,768	778
Burger King Holdings Inc.	30,423	775
Choice Hotels International, Inc.	20,487	772
Circuit City Stores, Inc.	97,365	770
* Corinthian Colleges, Inc.	48,404	770
Arbitron Inc.	16,897	766
American Greetings Corp. Class A	28,692	757
* Blue Nile Inc.	8,004	753
Dillard's Inc.	34,498	753
* Live Nation, Inc.	35,177	748
* Scholastic Corp.	20,698	722
* Rare Hospitality International Inc.	18,918	721
* Rent-A-Center, Inc.	39,618	718
^ Pool Corp.	28,285	707
* Panera Bread Co.	17,150	700
* Bright Horizons Family Solutions, Inc.	16,231	695
CBRL Group, Inc.	17,019	694
* Lions Gate Entertainment Corp.	65,177	672
News Corp., Class B	28,707	671
Ethan Allen Interiors, Inc.	19,984	653
* The Gymboree Corp.	18,515	652
^ The McClatchy Co. Class A	31,833	636
ArvinMeritor, Inc.	37,268	627
Callaway Golf Co.	38,937	623
American Axle & Manufacturing Holdings, Inc.	24,383	616
Bob Evans Farms, Inc.	20,262	612
*^ Tween Brands, Inc.	18,404	604
* Zale Corp.	25,366	587
* Aftermarket Technology Corp.	18,481	587
*^ Charter Communications, Inc.	223,361	576
* Charming Shoppes, Inc.	68,357	574
* Pacific Sunwear of California, Inc.	38,219	566
Group 1 Automotive, Inc.	16,569	556
* Carter's, Inc.	27,858	556
Ruby Tuesday, Inc.	30,015	550
Harte-Hanks, Inc.	27,706	545
*^ Netflix.com, Inc.	26,273	544
*^ Blockbuster Inc. Class A	100,144	538
* CEC Entertainment Inc.	19,962	536
* Timberland Co.	28,047	532
Brown Shoe Co., Inc.	27,328	530
Jackson Hewitt Tax Service Inc.	18,952	530
CKE Restaurants Inc.	31,697	514
Ryland Group, Inc.	23,890	512
Citadel Broadcasting Corp.	122,724	511
* Buffalo Wild Wings Inc.	12,900	487
* P.F. Chang's China Bistro, Inc.	16,418	486
* Entravision Communications Corp.	52,225	482
* GSI Commerce, Inc.	17,799	473
* Coinstar, Inc.	14,509	467
IHOP Corp.	7,324	464
Borders Group, Inc.	34,740	463
Churchill Downs, Inc.	8,851	442
Movado Group, Inc.	13,719	438
* Pre-Paid Legal Services, Inc.	7,836	435
* Genesco, Inc.	9,388	433
* California Pizza Kitchen, Inc.	24,612	432
* Hibbett Sports Inc.	17,392	431
Modine Manufacturing Co.	16,160	430
Asbury Automotive Group, Inc.	21,361	423
* Champion Enterprises, Inc.	38,294	420
* Drew Industries, Inc.	10,300	419
* Keystone Automotive Industries, Inc.	8,703	416
Interactive Data Corp.	14,607	412
Big 5 Sporting Goods Corp.	21,911	410
Domino's Pizza, Inc.	24,493	406
* Cabela's Inc.	17,000	402
Entercom Communications Corp.	20,635	399
Ameristar Casinos, Inc.	14,183	399
Christopher & Banks Corp.	32,696	396
Winnebago Industries, Inc.	16,581	396
Oakley, Inc.	13,637	396
Aaron Rents, Inc.	17,258	385
* Cache, Inc.	21,350	381
* AFC Enterprises, Inc.	24,903	375
* DG FastChannel Inc.	15,882	374
* Papa John's International, Inc.	15,155	370
Triarc Cos., Inc. Class B	29,384	368
Sonic Automotive, Inc.	15,339	367
* Visteon Corp.	71,202	367
* BJ's Restaurants Inc.	17,400	366
* Coldwater Creek Inc.	33,540	364
The Pep Boys (Manny, Moe & Jack)	25,858	363
* Shuffle Master, Inc.	23,868	357
Cherokee Inc.	9,301	357
Cato Corp. Class A	17,274	353
* 1-800-FLOWERS.COM, Inc.	30,339	352
* JAKKS Pacific, Inc.	13,142	351
* Hayes Lemmerz International, Inc.	83,571	348
* Cumulus Media Inc.	33,753	345
The Buckle, Inc.	9,082	345
* Helen of Troy Ltd.	17,599	340
* Build-A-Bear-Workshop, Inc.	18,929	336
Gray Television, Inc.	39,412	335
* Morningstar, Inc.	5,426	333
* The Dress Barn, Inc.	19,507	332
* The Children's Place Retail Stores, Inc.	13,559	329
* LodgeNet Entertainment Corp.	12,943	328
Ambassadors Group, Inc.	8,500	324
Stewart Enterprises, Inc. Class A	41,850	319
CSS Industries, Inc.	8,853	318
Hearst-Argyle Television Inc.	12,209	317
* Select Comfort Corp.	22,497	314
* Steiner Leisure Ltd.	7,098	308
* A.C. Moore Arts & Crafts, Inc.	19,532	308
Penske Automotive Group Inc.	15,191	307
Lee Enterprises, Inc.	19,594	305
* Fisher Communications, Inc.	6,117	305
* CTC Media, Inc.	13,804	303
* Audible, Inc.	23,139	301
* 99 Cents Only Stores	29,032	298
* RC2 Corp.	10,695	296
* Cox Radio, Inc.	22,112	289
Ambassadors International, Inc.	11,745	288
bebe stores, inc.	19,497	285
Columbia Sportswear Co.	5,153	285
K-Swiss, Inc.	12,328	282
Stage Stores, Inc.	15,424	281
* Mediacom Communications Corp.	39,867	281
Carmike Cinemas, Inc.	15,100	277
* Valassis Communications, Inc.	31,059	277
* Denny's Corp.	68,997	276
Landry's Restaurants, Inc.	10,282	272
* Leapfrog Enterprises, Inc.	32,928	272
Speedway Motorsports, Inc.	7,331	271
* Exide Technologies	41,574	270
* Sally Beauty Co. Inc.	31,812	269
* Overstock.com, Inc.	9,327	269
Sinclair Broadcast Group, Inc.	22,010	265
* Luby's, Inc.	24,046	265
Oxford Industries, Inc.	7,302	264
Blyth, Inc.	12,674	259
* Casual Male Retail Group, Inc.	28,881	259
Courier Corp.	7,320	258
*^ Avatar Holding, Inc.	5,151	257
Arctic Cat, Inc.	15,644	256
* INVESTools Inc.	21,080	255
* Perry Ellis International Corp.	9,178	254
Lithia Motors, Inc.	14,824	253
CPI Corp.	6,534	252
^ Sealy Corp.	17,738	249
* Fleetwood Enterprises, Inc.	29,070	249
* Carriage Services, Inc.	30,284	247
PRIMEDIA Inc.	17,570	247
* Zumiez Inc.	5,500	244
* CSK Auto Corp.	22,898	244
* Isle of Capri Casinos, Inc.	12,307	239
* Skechers U.S.A., Inc.	10,798	239
* Amerigon Inc.	13,713	237
^ Superior Industries International, Inc.	10,943	237
Media General, Inc. Class A	8,580	236
^ Building Materials Holding Corp.	22,199	235
* Harris Interactive Inc.	54,383	234
* G-III Apparel Group, Ltd.	11,800	232
Books-a-Million Inc.	17,460	231
^ Talbots Inc.	12,800	230
* Bluegreen Corp.	29,494	229
Systemax Inc.	11,069	226
* MarineMax, Inc.	15,490	226
*^ Conn's, Inc.	9,395	224
* The Princeton Review, Inc.	27,995	223
Fred's, Inc.	20,974	221
RCN Corp.	17,787	219
Dover Downs Gaming & Entertainment, Inc.	20,370	212
* Midas Inc.	11,109	210
* 4Kids Entertainment Inc.	11,910	209
* Alloy, Inc.	22,270	209
* Texas Roadhouse, Inc.	17,794	208
* Morgans Hotel Group	9,340	203
Sauer-Danfoss, Inc.	7,564	202
Monaco Coach Corp.	14,236	200
^ Brookfield Homes Corp.	10,728	199
* Hovnanian Enterprises Inc. Class A	17,670	196
* Red Robin Gourmet Burgers, Inc.	4,554	195
* Cavco Industries, Inc.	5,826	195
* Smith & Wesson Holding Corp.	10,160	194
* Hartmarx Corp.	39,495	194
* Retail Ventures, Inc.	18,472	192
Deb Shops, Inc.	7,076	190
^ Standard Pacific Corp.	33,973	188
O'Charley's Inc.	12,332	187
* Playboy Enterprises, Inc. Class B	17,292	186
^ Bon-Ton Stores, Inc.	8,110	184
UniFirst Corp.	4,888	183
^ Beazer Homes USA, Inc.	22,176	183
* Jos. A. Bank Clothiers, Inc.	5,465	183
* Fuel Systems Solutions, Inc.	10,192	182
* TiVo Inc.	28,622	182
* Charlotte Russe Holding Inc.	12,324	180
Furniture Brands International Inc.	17,659	179
* Maidenform Brands, Inc.	11,204	178
Journal Communications, Inc.	18,701	177
*^ Syntax-Brillian Corp.	43,466	177
* Volcom, Inc.	4,149	176
^ La-Z-Boy Inc.	23,896	176
Kenneth Cole Productions, Inc.	9,091	176
Libbey, Inc.	9,933	174
* Benihana Inc. Class A	10,013	173
Kimball International, Inc. Class B	15,090	172
* America's Car-Mart, Inc.	15,100	171
* Peet's Coffee & Tea Inc.	6,086	170
Kellwood Co.	9,622	164
Haverty Furniture Cos., Inc.	18,470	162
* Multimedia Games Inc.	19,005	162
* Jo-Ann Stores, Inc.	7,650	161
* Universal Technical Institute Inc.	8,927	161
* Hot Topic, Inc.	21,473	160
* Unifi, Inc.	57,992	159
* Audiovox Corp.	15,298	157
* Universal Electronics, Inc.	4,809	156
* Pier 1 Imports Inc.	32,922	156
Spartan Motors, Inc.	9,208	155
The Marcus Corp.	8,013	154
* dELiA*S, Inc.	32,672	154
Warner Music Group Corp.	15,113	153
Bassett Furniture Industries, Inc.	14,130	147
* Cosi, Inc.	41,596	144
^ Handleman Co.	46,068	141
Coinmach Service Corp. Class A	11,600	139
* MTR Gaming Group Inc.	14,362	137
^ Nautilus Inc.	16,820	134
Steven Madden, Ltd.	7,066	134
* ValueVision Media, Inc.	17,983	133
*^ Meritage Corp.	9,347	132
World Wrestling Entertainment, Inc.	8,592	130
* Lodgian, Inc.	10,900	129
*^ Gander Mountain Co.	23,201	126
* Lin TV Corp.	9,610	125
*^ Navarre Corp.	32,814	123
* Monarch Casino & Resort, Inc.	4,327	123
Marine Products Corp.	14,499	123
* Knology, Inc.	7,100	119
* CKX, Inc.	9,607	118
* Martha Stewart Living Omnimedia, Inc.	9,891	115
Noble International, Ltd.	5,409	115
* West Marine, Inc.	9,677	112
* drugstore.com, Inc.	34,463	112
* Sturm, Ruger & Co., Inc.	6,185	111
GateHouse Media, Inc.	8,604	110
* Source Interlink Cos., Inc.	30,888	109
Beasley Broadcast Group, Inc.	14,447	108
Monro Muffler Brake, Inc.	3,141	106
Escalade, Inc.	10,730	106
*^ Six Flags, Inc.	30,481	105
* Palm Harbor Homes, Inc.	8,403	105
* Cost Plus, Inc.	25,826	104
* Steak n Shake Co.	6,891	103
Strattec Security Corp.	2,145	100
* Krispy Kreme Doughnuts, Inc.	24,873	99
* Citi Trends Inc.	4,447	97
* Interstate Hotels & Resorts, Inc.	21,192	96
* California Coastal Communities, Inc.	7,820	96
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	86,342	95
Acme Communications, Inc.	24,286	94
* Century Casinos, Inc.	15,148	92
* DSW Inc. Class A	3,600	91
Emmis Communications, Inc.	18,246	90
* Stamps.com Inc.	7,526	90
National Presto Industries, Inc.	1,679	89
Tuesday Morning Corp.	9,665	87
Coachmen Industries, Inc.	12,960	87
* Regent Communications, Inc.	32,631	86
* Benihana Inc.	5,006	86
*^ Sharper Image Corp.	20,474	85
Syms Corp.	5,604	84
*^ Caribou Coffee Co.	12,577	83
* Gaiam, Inc.	3,458	83
Standard Motor Products, Inc.	8,806	83
* Fairchild Corp.	40,809	82
Charles & Colvard Ltd.	20,028	81
* Magna Entertainment Corp. Class A	35,119	80
* The Dixie Group, Inc.	8,200	78
* New York & Co., Inc.	12,625	77
Stanley Furniture Co., Inc.	4,645	75
Salem Communications Corp.	9,254	74
Weyco Group, Inc.	2,322	73
* Empire Resorts Inc.	14,480	72
* PetMed Express, Inc.	5,088	71
* Radio One, Inc. Class D	19,060	71
*^ Trump Entertainment Resorts, Inc.	10,947	71
Westwood One, Inc.	25,594	70
* Lazare Kaplan International, Inc.	9,494	70
M/I Homes, Inc.	5,050	70
* Rentrak Corp.	5,100	70
*^ WCI Communities, Inc.	11,577	69
Finish Line, Inc.	15,709	68
* Lenox Group, Inc.	14,173	68
Skyline Corp.	2,242	67
* Sun-Times Media Group, Inc.	28,583	65
* Raser Technologies, Inc.	5,000	64
Steinway Musical Instruments Inc.	2,149	64
* Champps Entertainment Inc.	11,400	63
* Mothers Work, Inc.	3,380	63
* The Wet Seal, Inc. Class A	16,297	63
Stein Mart, Inc.	8,072	61
Lifetime Brands, Inc.	3,000	61
* Finlay Enterprises, Inc.	14,797	61
* Shoe Carnival, Inc.	3,817	60
* Russ Berrie and Co., Inc.	3,535	59
* Dorman Products, Inc.	4,133	58
* Reading International Inc. Class A	5,700	56
Traffix, Inc.	8,067	53
* Progressive Gaming International Corp.	10,661	53
Journal Register Co.	22,201	53
* GenTek, Inc.	1,740	52
* Buca, Inc.	26,332	49
* Pomeroy IT Solutions, Inc.	6,047	49
Craftmade International, Inc.	4,100	48
^ Orleans Homebuilders, Inc.	8,178	48
* McCormick & Schmick's Seafood Restaurants, Inc.	2,500	47
* Spanish Broadcasting System, Inc.	16,763	43
* Stoneridge, Inc.	4,152	42
* Trans World Entertainment Corp.	8,888	41
* Directed Electronics Inc.	8,834	35
* Jamba Inc.	5,000	35
* Comstock Homebuilding Cos., Inc.	19,060	35
*^ Movie Gallery, Inc.	62,260	32
* Nexstar Broadcasting Group, Inc.	2,936	31
* Red Lion Hotels Corp.	2,812	29
* Shutterfly, Inc.	900	29
* Great Wolf Resorts, Inc.	2,310	29
Triarc Cos., Inc. Class A	1,994	25
* Saga Communications, Inc.	3,300	24
Dover Motorsports, Inc.	3,604	23
* Eddie Bauer Holding, Inc.	2,700	23
* Hastings Entertainment, Inc.	2,708	23
Shiloh Industries, Inc.	2,135	23
* Youbet.com, Inc.	11,828	22
* Kirkland's, Inc.	17,131	22
* Ashworth, Inc.	3,418	21
^ TOUSA, Inc.	11,927	19
* Emerson Radio Corp.	8,900	19
* Proliance International Inc.	8,819	19
* Riviera Holdings Corp.	600	17
* S&K Famous Brands Inc.	1,344	15
* Concord Camera Corp.	4,848	15
* Hollywood Media Corp.	4,140	15
* Ruth's Chris Steak House Inc.	1,000	14
Superior Uniform Group, Inc.	1,093	13
* Daily Journal Corp.	260	12
* Tarragon Corp.	4,005	10
* Blockbuster Inc. Class B	2,111	10
Levitt Corp. Class A	4,421	9
* National R. V. Holdings, Inc.	20,110	9
* Young Broadcasting Inc.	3,877	9
* United Retail Group, Inc.	593	8
* Triple Crown Media, Inc.	1,254	8
* Franklin Covey Co.	929	7
* Florida Gaming Corp.	308	7
* Radio One, Inc.	1,680	6
* REX Stores Corp.	309	6
Flexsteel Industries, Inc.	300	4
* E. Gottschalk & Co., Inc.	623	3
Gaming Partners International	282	3
* Outdoor Channel Holdings Inc.	274	2
* Xanadoo Co.	10	2
* Fedders Corp.	1,286	-
* Gadzooks, Inc.	3,843	-

		981,940

Consumer Staples (8.3%)
The Procter & Gamble Co.	1,756,638	123,562
Altria Group, Inc.	1,173,307	81,580
The Coca-Cola Co.	1,159,765	66,652
PepsiCo, Inc.	908,715	66,572
Wal-Mart Stores, Inc.	1,379,590	60,219
CVS/Caremark Corp.	872,598	34,581
Kraft Foods Inc.	894,881	30,882
Walgreen Co.	556,707	26,299
Anheuser-Busch Cos., Inc.	424,019	21,197
Colgate-Palmolive Co.	285,373	20,353
Kimberly-Clark Corp.	254,545	17,884
Costco Wholesale Corp.	249,204	15,294
Sysco Corp.	344,798	12,271
General Mills, Inc.	193,350	11,216
Archer-Daniels-Midland Co.	327,730	10,841
The Kroger Co.	376,567	10,740
Avon Products, Inc.	244,878	9,190
Kellogg Co.	155,316	8,698
H.J. Heinz Co.	181,432	8,382
Safeway, Inc.	246,443	8,160
ConAgra Foods, Inc.	277,885	7,261
Bunge Ltd.	67,380	7,240
Sara Lee Corp.	410,055	6,844
Reynolds American Inc.	98,924	6,291
Wm. Wrigley Jr. Co.	97,630	6,271
The Clorox Co.	84,789	5,171
Carolina Group	60,561	4,980
Campbell Soup Co.	130,645	4,834
SuperValu Inc.	117,360	4,578
UST, Inc.	89,452	4,437
The Hershey Co.	88,964	4,129
Whole Foods Market, Inc.	79,027	3,869
Molson Coors Brewing Co. Class B	36,184	3,606
Coca-Cola Enterprises, Inc.	147,626	3,576
* Energizer Holdings, Inc.	30,005	3,326
* Constellation Brands, Inc. Class A	118,178	2,861
The Pepsi Bottling Group, Inc.	75,956	2,823
Tyson Foods, Inc.	151,799	2,710
The Estee Lauder Cos. Inc. Class A	59,303	2,518
McCormick & Co., Inc.	65,444	2,354
Brown-Forman Corp. Class B	29,643	2,221
* Hansen Natural Corp.	37,710	2,137
* Smithfield Foods, Inc.	63,770	2,009
Corn Products International, Inc.	41,569	1,907
Dean Foods Co.	72,681	1,859
Church & Dwight, Inc.	36,767	1,730
J.M. Smucker Co.	30,125	1,609
Hormel Foods Corp.	42,423	1,518
* Rite Aid Corp.	301,155	1,391
* NBTY, Inc.	32,233	1,309
* BJ's Wholesale Club, Inc.	36,735	1,218
Del Monte Foods Co.	113,444	1,191
PepsiAmericas, Inc.	35,786	1,161
Alberto-Culver Co.	46,396	1,150
Flowers Foods, Inc.	46,157	1,006
Herbalife Ltd.	22,101	1,005
* Central European Distribution Corp.	19,236	922
Longs Drug Stores, Inc.	17,283	858
Pilgrim's Pride Corp.	24,236	842
* Ralcorp Holdings, Inc.	14,508	810
* Chattem, Inc.	10,780	760
* Bare Escentuals, Inc.	30,367	755
Universal Corp. (VA)	15,314	750
Ruddick Corp.	21,743	729
* Hain Celestial Group, Inc.	22,474	722
* Winn-Dixie Stores, Inc.	38,160	714
* Performance Food Group Co.	23,634	712
Casey's General Stores, Inc.	25,393	703
Wm. Wrigley Jr. Co. Class B	10,178	647
* United Natural Foods, Inc.	22,201	604
* Chiquita Brands International, Inc.	35,126	556
* Darling International, Inc.	54,856	543
Lancaster Colony Corp.	13,569	518
Nu Skin Enterprises, Inc.	31,659	512
* Playtex Products, Inc.	27,402	501
* Green Mountain Coffee Roasters, Inc.	12,870	427
Cal-Maine Foods, Inc.	16,253	410
* Pathmark Stores, Inc.	29,311	374
Nash-Finch Co.	9,229	368
* TreeHouse Foods Inc.	13,352	361
The Andersons, Inc.	6,963	334
Tootsie Roll Industries, Inc.	12,241	325
J & J Snack Foods Corp.	9,276	323
WD-40 Co.	9,354	319
^ Vector Group Ltd.	14,193	318
*^ Lifeway Foods, Inc.	17,508	295
* Alliance One International, Inc.	44,818	293
* Prestige Brands Holdings Inc.	26,462	291
* The Great Atlantic & Pacific Tea Co., Inc.	9,470	288
* The Pantry, Inc.	10,927	280
Seaboard Corp.	140	274
* Elizabeth Arden, Inc.	10,137	273
Ingles Markets, Inc.	9,407	270
Coca-Cola Bottling Co.	4,435	267
* Boston Beer Co., Inc. Class A	5,407	263
Inter Parfums, Inc.	10,840	257
* American Oriental Bioengineering, Inc.	22,976	256
Sanderson Farms, Inc.	5,833	243
Arden Group Inc. Class A	1,622	226
The Topps Co., Inc.	19,143	185
Lance, Inc.	7,553	174
Alico, Inc.	3,788	164
PriceSmart, Inc.	6,847	162
* Central Garden & Pet Co. Class A	17,212	155
^ Mannatech, Inc.	19,000	154
Weis Markets, Inc.	3,593	153
* USANA Health Sciences, Inc.	3,274	143
* Star Scientific, Inc.	139,769	141
Spartan Stores, Inc.	6,163	139
*^ Spectrum Brands Inc.	23,540	137
* Central Garden and Pet Co.	15,132	135
*^ Jones Soda Co.	10,640	128
* Zapata Corp.	17,400	125
Reddy Ice Holdings, Inc.	4,560	120
* John B. Sanfilippo & Son, Inc.	13,763	112
* Omega Protein Corp.	12,200	110
* Revlon, Inc. Class A	85,724	99
* Griffin Land & Nurseries, Inc.	2,432	89
*^ Parlux Fragrances, Inc.	20,700	81
Oil-Dri Corp. of America	3,618	67
*^ Medifast, Inc.	11,162	62
* Maui Land & Pineapple Co., Inc.	876	27
MGP Ingredients, Inc.	2,348	24
Farmer Brothers, Inc.	704	18
Tasty Baking Co. Class A	1,568	16
* Inventure Group, Inc.	5,177	11
National Beverage Corp.	540	5
* Cusine Solutions, Inc.	700	4
* Monterey Pasta Co.	1,069	4
Schiff Nutrition International, Inc.	484	3

		782,113

Energy (10.9%)
ExxonMobil Corp.	3,142,544	290,874
Chevron Corp.	1,198,986	112,201
ConocoPhillips Co.	866,231	76,029
Schlumberger Ltd.	657,520	69,040
Occidental Petroleum Corp.	465,227	29,812
Marathon Oil Corp.	382,676	21,820
Valero Energy Corp.	306,291	20,577
Devon Energy Corp.	235,893	19,626
Halliburton Co.	510,172	19,591
* Transocean Inc.	160,793	18,178
Apache Corp.	184,926	16,654
Baker Hughes, Inc.	178,872	16,165
* National Oilwell Varco Inc.	99,104	14,321
Anadarko Petroleum Corp.	258,817	13,911
XTO Energy, Inc.	205,626	12,716
* Weatherford International Ltd.	188,322	12,651
Williams Cos., Inc.	334,206	11,383
Hess Corp.	159,491	10,611
EOG Resources, Inc.	136,472	9,871
GlobalSantaFe Corp.	127,361	9,682
Spectra Energy Corp.	352,633	8,632
Chesapeake Energy Corp.	244,365	8,616
Smith International, Inc.	111,976	7,995
Noble Corp.	149,612	7,338
Peabody Energy Corp.	148,084	7,089
Murphy Oil Corp.	99,750	6,972
Noble Energy, Inc.	95,393	6,681
El Paso Corp.	391,032	6,636
* Cameron International Corp.	61,454	5,672
* Ultra Petroleum Corp.	84,837	5,263
* Nabors Industries, Inc.	157,104	4,834
Sunoco, Inc.	67,761	4,796
CONSOL Energy, Inc.	101,796	4,744
ENSCO International, Inc.	83,189	4,667
Diamond Offshore Drilling, Inc.	38,662	4,380
BJ Services Co.	163,813	4,349
* FMC Technologies Inc.	72,556	4,184
* Southwestern Energy Co.	94,764	3,966
* Grant Prideco, Inc.	71,179	3,881
Tesoro Corp.	76,168	3,505
* Newfield Exploration Co.	72,714	3,502
* Pride International, Inc.	92,625	3,385
Range Resources Corp.	82,646	3,360
Pioneer Natural Resources Co.	69,063	3,106
* Denbury Resources, Inc.	67,798	3,030
* Exterran Holdings, Inc.	34,470	2,769
Arch Coal, Inc.	79,618	2,686
Frontier Oil Corp.	61,726	2,570
* Oceaneering International, Inc.	30,464	2,309
Rowan Cos., Inc.	61,792	2,260
* Helix Energy Solutions Group, Inc.	48,564	2,062
Patterson-UTI Energy, Inc.	87,670	1,979
Helmerich & Payne, Inc.	58,496	1,920
Cabot Oil & Gas Corp.	54,143	1,904
Tidewater Inc.	30,168	1,896
* Forest Oil Corp.	43,731	1,882
* Dresser Rand Group, Inc.	43,231	1,846
* Plains Exploration & Production Co.	40,217	1,778
Cimarex Energy Co.	46,576	1,735
Pogo Producing Co.	32,645	1,734
* Core Laboratories N.V.	13,410	1,708
* Kinder Morgan Management, LLC	35,374	1,654
* Superior Energy Services, Inc.	45,190	1,602
Holly Corp.	26,490	1,585
* Petrohawk Energy Corp.	94,788	1,556
* Global Industries Ltd.	52,565	1,354
* Quicksilver Resources, Inc.	28,407	1,337
* Oil States International, Inc.	26,222	1,267
* Unit Corp.	26,047	1,261
* W-H Energy Services, Inc.	17,001	1,254
St. Mary Land & Exploration Co.	35,138	1,253
* SEACOR Holdings Inc.	12,949	1,231
* Hercules Offshore, Inc.	47,143	1,231
* Atwood Oceanics, Inc.	16,001	1,225
* Cheniere Energy, Inc.	30,006	1,175
Overseas Shipholding Group Inc.	14,908	1,145
* Whiting Petroleum Corp.	23,715	1,054
Massey Energy Co.	45,526	993
Foundation Coal Holdings, Inc.	25,228	989
* Mariner Energy Inc.	46,617	965
* Dril-Quip, Inc.	19,192	947
Penn Virginia Corp.	21,014	924
* Encore Acquisition Co.	28,236	894
* Alpha Natural Resources, Inc.	37,792	878
* TETRA Technologies, Inc.	40,879	864
Berry Petroleum Class A	21,207	840
^ Crosstex Energy, Inc.	21,974	833
* Comstock Resources, Inc.	25,072	773
* EXCO Resources, Inc.	46,639	771
* Carrizo Oil & Gas, Inc.	16,836	755
Atlas America, Inc.	14,585	753
CARBO Ceramics Inc.	14,462	734
* Arena Resources, Inc.	10,768	705
Western Refining, Inc.	17,247	700
* Bristow Group, Inc.	15,953	697
* Swift Energy Co.	16,803	688
* Grey Wolf, Inc.	104,860	687
* ATP Oil & Gas Corp.	14,389	677
* Delta Petroleum Corp.	36,059	647
* Hornbeck Offshore Services, Inc.	16,836	618
World Fuel Services Corp.	14,846	606
* Bill Barrett Corp.	15,332	604
* ION Geophysical Corp.	41,503	574
Lufkin Industries, Inc.	9,790	539
* Dawson Geophysical Co.	6,931	537
* Enbridge Energy Management LLC	10,142	503
* USEC Inc.	48,609	498
Gulf Island Fabrication, Inc.	12,263	471
* Parker Drilling Co.	56,304	457
* Gulfmark Offshore, Inc.	9,322	454
*^ Evergreen Energy, Inc.	87,819	448
* NATCO Group Inc.	8,627	446
* Complete Production Services, Inc.	20,432	418
* Stone Energy Corp.	9,986	400
* Parallel Petroleum Corp.	22,879	389
*^ Goodrich Petroleum Corp.	12,158	385
* Clayton Williams Energy, Inc.	11,111	367
General Maritime Corp.	13,023	363
*^ SulphCo, Inc.	41,150	362
* Rosetta Resources, Inc.	19,708	361
^ Arlington Tankers Ltd.	14,508	357
* Basic Energy Services Inc.	16,959	356
* PetroQuest Energy, Inc.	31,860	342
* Brigham Exploration Co.	56,181	333
* Callon Petroleum Co.	23,749	331
Alon USA Energy, Inc.	9,556	323
* Bois d'Arc Energy, Inc.	16,700	320
* Horizon Offshore, Inc.	19,200	317
* Energy Partners, Ltd.	21,474	315
* Aventine Renewable Energy Holdings, Inc.	29,747	314
*^ International Coal Group, Inc.	70,783	314
* Vaalco Energy, Inc.	67,600	309
* Matrix Service Co.	14,500	304
* Petroleum Development Corp.	6,733	299
* CNX Gas Corp.	10,197	293
* FX Energy, Inc.	38,235	285
* Harvest Natural Resources, Inc.	23,788	284
* Willbros Group, Inc.	8,300	282
RPC Inc.	19,518	277
* Abraxas Petroleum Corp.	71,910	275
*^ CanArgo Energy Corp.	355,300	274
* Bronco Drilling Co., Inc.	18,180	269
* Pioneer Drilling Co.	21,533	262
* Oilsands Quest, Inc.	57,463	255
W&T Offshore, Inc.	9,849	240
* Newpark Resources, Inc.	41,983	225
* Double Eagle Petroleum Co.	10,598	190
* Gulfport Energy Corp.	8,000	189
* Warren Resources Inc.	14,522	182
* PHI Inc. Non-Voting Shares	5,863	177
* GMX Resources Inc.	5,440	175
MarkWest Hydrocarbon, Inc.	2,998	174
* The Meridian Resource Corp.	70,140	174
Delek US Holdings, Inc.	6,736	169
* TXCO Resources Inc.	18,754	168
*^ Verenium Corp.	28,633	151
* Edge Petroleum Corp.	11,605	149
* Harken Energy Corp.	15,944	147
* Contango Oil & Gas Co.	3,600	130
* PowerSecure International, Inc.	10,102	126
*^ Pacific Ethanol, Inc.	12,920	124
* Union Drilling, Inc.	8,500	124
* McMoRan Exploration Co.	9,136	123
* US BioEnergy Corp.	15,300	118
* Gasco Energy Inc.	63,680	118
* Allis-Chalmers Energy Inc.	6,070	115
* T-3 Energy Services, Inc.	2,400	102
* Trico Marine Services, Inc.	3,406	101
* Rentech, Inc.	40,400	87
* Endeavor International Corp.	72,858	82
* Westmoreland Coal Co.	3,998	80
* Cal Dive International, Inc.	4,200	63
* Superior Well Services, Inc.	2,600	59
* Toreador Resources Corp.	4,600	54
* Syntroleum Corp.	28,304	53
* Infinity, Inc.	43,404	53
* OYO Geospace Corp.	529	49
*^ James River Coal Co.	7,349	46
* Credo Pete Corp.	3,686	38
*^ Transmeridian Exploration Inc.	12,400	26
* VeraSun Energy Corp.	1,763	19
* Veneco Inc.	900	15
* Penn Octane Corp.	3,564	6

		1,029,743

Financials (19.4%)
Citigroup, Inc.	2,759,377	128,780
Bank of America Corp.	2,475,610	124,449
JPMorgan Chase & Co.	1,905,747	87,321
American International Group, Inc.	1,230,192	83,222
Wells Fargo & Co.	1,777,251	63,306
Wachovia Corp.	1,067,436	53,532
The Goldman Sachs Group, Inc.	205,083	44,450
American Express Co.	596,306	35,403
Morgan Stanley	529,244	33,342
Fannie Mae	544,045	33,083
Merrill Lynch & Co., Inc.	461,504	32,896
U.S. Bancorp	970,072	31,556
MetLife, Inc.	413,834	28,857
Bank of New York Mellon Corp.	631,521	27,875
Prudential Financial, Inc.	258,355	25,210
Freddie Mac	369,231	21,788
The Travelers Cos., Inc.	370,504	18,651
The Allstate Corp.	321,953	18,413
Washington Mutual, Inc.	492,514	17,391
The Hartford Financial Services Group Inc.	176,652	16,349
CME Group, Inc.	27,468	16,133
* Berkshire Hathaway Inc. Class B	4,056	16,029
Lehman Brothers Holdings, Inc.	252,598	15,593
AFLAC Inc.	272,945	15,569
Capital One Financial Corp.	231,923	15,407
State Street Corp.	221,681	15,110
SunTrust Banks, Inc.	189,069	14,307
PNC Financial Services Group	192,499	13,109
Simon Property Group, Inc. REIT	124,697	12,470
Franklin Resources Corp.	97,490	12,430
BB&T Corp.	302,808	12,230
The Chubb Corp.	224,065	12,019
Charles Schwab Corp.	545,688	11,787
Regions Financial Corp.	393,330	11,595
Loews Corp.	239,689	11,589
SLM Corp.	229,601	11,404
ACE Ltd.	183,415	11,109
Lincoln National Corp.	151,146	9,971
ProLogis REIT	143,240	9,504
The Principal Financial Group, Inc.	149,449	9,429
Fifth Third Bancorp	276,388	9,364
National City Corp.	335,951	8,429
Vornado Realty Trust REIT	76,278	8,341
Ameriprise Financial, Inc.	131,290	8,286
Marsh & McLennan Cos., Inc.	309,958	7,904
T. Rowe Price Group Inc.	140,929	7,848
Bear Stearns Co., Inc.	63,113	7,751
XL Capital Ltd. Class A	97,802	7,746
Progressive Corp. of Ohio	390,391	7,577
Archstone-Smith Trust REIT	124,281	7,474
Genworth Financial Inc.	242,630	7,456
Northern Trust Corp.	110,285	7,309
KeyCorp	219,195	7,087
Boston Properties, Inc. REIT	66,420	6,901
Equity Residential REIT	162,407	6,880
Aon Corp.	147,621	6,615
General Growth Properties Inc. REIT	123,077	6,599
Moody's Corp.	129,885	6,546
Host Hotels & Resorts Inc. REIT	291,275	6,536
Nymex Holdings Inc.	48,847	6,359
Countrywide Financial Corp.	331,389	6,300
Legg Mason Inc.	73,536	6,198
NYSE Euronext	73,708	5,835
Kimco Realty Corp. REIT	126,674	5,727
Marshall & Ilsley Corp.	130,208	5,699
Public Storage, Inc. REIT	71,486	5,622
* Discover Financial Services	267,611	5,566
Avalonbay Communities, Inc. REIT	44,511	5,255
* Berkshire Hathaway Inc. Class A	43	5,096
* IntercontinentalExchange Inc.	31,443	4,776
Unum Group	191,554	4,687
Comerica, Inc.	87,157	4,469
MBIA, Inc.	73,074	4,461
Hudson City Bancorp, Inc.	289,015	4,445
Plum Creek Timber Co. Inc. REIT	98,884	4,426
Leucadia National Corp.	90,702	4,374
CIT Group Inc.	107,234	4,311
Zions Bancorp	60,377	4,146
American Capital Strategies, Ltd.	96,157	4,109
Synovus Financial Corp.	146,241	4,102
Commerce Bancorp, Inc.	101,432	3,934
Developers Diversified Realty Corp. REIT	69,867	3,903
Everest Re Group, Ltd.	35,257	3,887
SL Green Realty Corp. REIT	33,179	3,874
HCP Inc. REIT	115,021	3,815
M & T Bank Corp.	36,291	3,754
Cincinnati Financial Corp.	86,283	3,737
Sovereign Bancorp, Inc.	213,764	3,643
Safeco Corp.	59,291	3,630
Ambac Financial Group, Inc.	56,920	3,581
A.G. Edwards, Inc.	42,389	3,550
The Macerich Co. REIT	40,170	3,518
Torchmark Corp.	53,402	3,328
AMB Property Corp. REIT	55,641	3,328
Huntington Bancshares Inc.	193,968	3,294
Willis Group Holdings Ltd.	79,239	3,244
* CB Richard Ellis Group, Inc.	115,059	3,203
* E*TRADE Financial Corp.	238,137	3,110
Ventas, Inc. REIT	74,379	3,079
Assurant, Inc.	57,424	3,072
Axis Capital Holdings Ltd.	77,344	3,009
New York Community Bancorp, Inc.	157,594	3,002
Regency Centers Corp. REIT	38,932	2,988
Janus Capital Group Inc.	103,670	2,932
People's United Financial Inc.	167,951	2,902
Federal Realty Investment Trust REIT	31,448	2,786
Annaly Mortgage Management Inc. REIT	172,996	2,756
Nuveen Investments, Inc. Class A	44,332	2,746
W.R. Berkley Corp.	92,306	2,735
* TD Ameritrade Holding Corp.	149,976	2,733
Duke Realty Corp. REIT	80,345	2,716
Eaton Vance Corp.	66,963	2,676
* Markel Corp.	5,299	2,565
White Mountains Insurance Group Inc.	4,844	2,518
RenaissanceRe Holdings Ltd.	38,400	2,512
PartnerRe Ltd.	31,742	2,507
^ Allied Capital Corp.	84,952	2,497
Apartment Investment & Management Co. Class A REIT	54,477	2,459
iStar Financial Inc. REIT	71,656	2,436
Old Republic International Corp.	122,961	2,304
* Arch Capital Group Ltd.	30,835	2,294
SEI Investments Co.	82,978	2,264
Hospitality Properties Trust REIT	52,652	2,140
* Affiliated Managers Group, Inc.	16,690	2,128
Jones Lang LaSalle Inc.	20,617	2,119
Federated Investors, Inc.	52,354	2,078
Rayonier Inc. REIT	43,257	2,078
Liberty Property Trust REIT	51,308	2,063
Fidelity National Financial, Inc. Class A	117,937	2,062
Camden Property Trust REIT	31,721	2,038
Associated Banc-Corp.	67,965	2,014
Health Care Inc. REIT	45,018	1,992
Forest City Enterprise Class A	34,547	1,906
First Horizon National Corp.	70,507	1,880
UDR, Inc. REIT	75,893	1,846
Colonial BancGroup, Inc.	84,671	1,831
Popular, Inc.	148,733	1,826
Weingarten Realty Investors REIT	43,567	1,806
UnionBanCal Corp.	30,856	1,802
HCC Insurance Holdings, Inc.	62,610	1,793
Erie Indemnity Co. Class A	28,889	1,766
* Nasdaq Stock Market Inc.	46,709	1,760
Brown & Brown, Inc.	66,794	1,757
Raymond James Financial, Inc.	53,183	1,747
Alexandria Real Estate Equities, Inc. REIT	17,814	1,715
TCF Financial Corp.	65,346	1,711
First American Corp.	46,100	1,688
Jefferies Group, Inc.	59,528	1,657
Essex Property Trust, Inc. REIT	13,999	1,646
Taubman Co. REIT	29,975	1,641
City National Corp.	23,206	1,613
Arthur J. Gallagher & Co.	55,273	1,601
BRE Properties Inc. Class A REIT	28,399	1,588
The PMI Group Inc.	48,573	1,588
Protective Life Corp.	37,212	1,579
Realty Income Corp. REIT	56,483	1,579
Mack-Cali Realty Corp. REIT	38,059	1,564
Nationwide Financial Services, Inc.	28,475	1,533
Cullen/Frost Bankers, Inc.	30,265	1,517
Commerce Bancshares, Inc.	33,021	1,515
Nationwide Health Properties, Inc. REIT	49,961	1,505
MGIC Investment Corp.	46,460	1,501
StanCorp Financial Group, Inc.	29,967	1,484
Bank of Hawaii Corp.	27,817	1,470
Wilmington Trust Corp.	36,527	1,421
Valley National Bancorp	64,032	1,420
* Philadelphia Consolidated Holding Corp.	34,003	1,406
^ The First Marblehead Corp.	36,816	1,396
CapitalSource Inc. REIT	68,964	1,396
Fulton Financial Corp.	96,686	1,390
Apollo Investment Corp.	65,505	1,363
* Conseco, Inc.	84,622	1,354
Webster Financial Corp.	31,759	1,338
^ The St. Joe Co.	39,658	1,333
Aspen Insurance Holdings Ltd.	46,909	1,309
International Securities Exchange, Inc.	19,684	1,308
Astoria Financial Corp.	49,300	1,308
Endurance Specialty Holdings Ltd.	31,317	1,301
Unitrin, Inc.	26,016	1,290
Washington Federal Inc.	48,958	1,286
Douglas Emmett, Inc. REIT	51,786	1,281
The Hanover Insurance Group Inc.	28,878	1,276
Waddell & Reed Financial, Inc.	47,138	1,274
Digital Realty Trust, Inc. REIT	32,274	1,271
Allied World Assurance Holdings, Ltd.	23,773	1,234
East West Bancorp, Inc.	34,179	1,229
CBL & Associates Properties, Inc. REIT	35,034	1,228
Platinum Underwriters Holdings, Ltd.	33,650	1,210
* Alleghany Corp.	2,963	1,203
Brandywine Realty Trust REIT	46,758	1,183
HRPT Properties Trust REIT	118,402	1,171
* AmeriCredit Corp.	66,060	1,161
American Financial Group, Inc.	40,120	1,143
Kilroy Realty Corp. REIT	18,368	1,114
Highwood Properties, Inc. REIT	30,360	1,113
* Investment Technology Group, Inc.	24,884	1,070
National Financial Partners Corp.	20,038	1,062
Montpelier Re Holdings Ltd.	59,783	1,058
Radian Group, Inc.	45,146	1,051
Transatlantic Holdings, Inc.	14,901	1,048
Corporate Office Properties Trust, Inc. REIT	25,170	1,048
Senior Housing Properties Trust REIT	47,153	1,040
BancorpSouth, Inc.	41,537	1,009
Delphi Financial Group, Inc.	24,678	997
Potlatch Corp. REIT	21,968	989
DCT Industrial Trust Inc. REIT	94,418	989
First Industrial Realty Trust REIT	25,350	985
Reinsurance Group of America, Inc.	17,331	984
UCBH Holdings, Inc.	55,898	977
Home Properties, Inc. REIT	18,718	977
^ IndyMac Bancorp, Inc.	41,358	976
Greater Bay Bancorp	35,130	970
The South Financial Group, Inc.	42,081	957
First Midwest Bancorp, Inc.	28,007	957
Post Properties, Inc. REIT	24,608	952
Whitney Holdings Corp.	36,018	950
LaSalle Hotel Properties REIT	22,536	948
Zenith National Insurance Corp.	20,740	931
National Retail Properties REIT	37,585	916
* ProAssurance Corp.	16,934	912
* SVB Financial Group	19,165	908
Chittenden Corp.	25,721	904
Sunstone Hotel Investors, Inc. REIT	35,018	898
Hilb, Rogal and Hamilton Co.	20,690	896
FirstMerit Corp.	45,361	896
* Argo Group International Holdings	20,426	889
Alabama National BanCorporation	11,396	888
BioMed Realty Trust, Inc. REIT	36,701	884
DiamondRock Hospitality Co. REIT	50,557	880
^ Thornburg Mortgage, Inc. REIT	67,920	873
UMB Financial Corp.	20,296	870
Strategic Hotels and Resorts, Inc. REIT	41,991	865
The Phoenix Cos., Inc.	61,230	864
Westamerica Bancorporation	17,210	857
Colonial Properties Trust REIT	24,801	851
First Community Bancorp	15,427	844
NewAlliance Bancshares, Inc.	57,378	842
Washington REIT	25,360	841
Commerce Group, Inc.	28,357	836
First Charter Corp.	27,633	834
IPC Holdings Ltd.	28,637	826
First Niagara Financial Group, Inc.	58,335	825
Mercury General Corp.	15,291	825
Pennsylvania REIT	20,850	812
Cathay General Bancorp	24,597	792
* GFI Group Inc.	9,074	781
Glacier Bancorp, Inc.	34,691	781
Assured Guaranty Ltd.	28,594	777
Entertainment Properties Trust REIT	15,026	763
Ares Capital Corp.	46,576	758
Sterling Financial Corp.	27,486	740
Trustmark Corp.	26,205	735
Lexington Realty Trust REIT	36,262	726
Tanger Factory Outlet Centers, Inc. REIT	17,750	720
Equity One, Inc. REIT	26,472	720
Boston Private Financial Holdings, Inc.	25,823	719
Healthcare Realty Trust Inc. REIT	26,914	718
F.N.B. Corp.	43,224	715
Provident Bankshares Corp.	22,801	714
^ Downey Financial Corp.	12,244	708
Wintrust Financial Corp.	16,525	705
* Signature Bank	19,987	704
Equity Inns, Inc. REIT	31,034	701
* Piper Jaffray Cos., Inc.	12,999	697
Frontier Financial Corp.	29,715	693
Equity Lifestyle Properties, Inc. REIT	13,341	691
Citizens Banking Corp.	42,557	686
Mid-America Apartment Communities, Inc. REIT	13,718	684
Selective Insurance Group	32,111	683
BOK Financial Corp.	13,166	677
United Bankshares, Inc.	22,069	672
* Knight Capital Group, Inc. Class A	55,855	668
Cousins Properties, Inc. REIT	22,642	665
FelCor Lodging Trust, Inc. REIT	33,170	661
Cash America International Inc.	17,537	659
Ashford Hospitality Trust REIT	65,578	659
R.L.I. Corp.	11,499	652
Umpqua Holdings Corp.	32,452	649
Prosperity Bancshares, Inc.	19,520	647
Central Pacific Financial Co.	21,985	642
International Bancshares Corp.	29,172	633
Horace Mann Educators Corp.	32,092	633
Hancock Holding Co.	15,703	629
Acadia Realty Trust REIT	23,031	625
Old National Bancorp	37,578	623
Sterling Bancshares, Inc.	54,129	618
First Commonwealth Financial Corp.	55,750	617
Pacific Capital Bancorp	23,367	615
PS Business Parks, Inc. REIT	10,793	614
CVB Financial Corp.	51,746	605
* First Federal Financial Corp.	12,073	598
MB Financial, Inc.	17,294	598
NBT Bancorp, Inc.	27,389	595
MCG Capital Corp.	41,337	595
Community Banks, Inc.	19,438	579
American Financial Realty Trust REIT	71,212	573
^ PrivateBancorp, Inc.	16,393	571
Calamos Asset Management, Inc.	20,126	568
Bank Mutual Corp.	48,019	566
Midland Co.	10,120	556
EastGroup Properties, Inc. REIT	12,278	556
City Holding Co.	15,138	551
American Campus Communities, Inc. REIT	18,760	549
First BanCorp Puerto Rico	57,668	548
First Financial Bankshares, Inc.	13,605	547
Hanmi Financial Corp.	35,068	543
Greenhill & Co., Inc.	8,874	542
Brookline Bancorp, Inc.	46,725	542
Franklin Street Properties Corp. REIT	31,117	537
Maguire Properties, Inc. REIT	20,723	535
Provident Financial Services Inc.	32,120	526
^ Newcastle Investment Corp. REIT	29,301	516
S & T Bancorp, Inc.	15,962	512
Extra Space Storage Inc. REIT	32,901	506
Odyssey Re Holdings Corp.	13,476	500
National Penn Bancshares Inc.	30,432	498
Community Bank System, Inc.	25,438	497
Chemical Financial Corp.	20,378	494
Cedar Shopping Centers, Inc. REIT	36,020	491
Amcore Financial, Inc.	19,630	489
Anchor Bancorp Wisconsin Inc.	18,047	487
Susquehanna Bancshares, Inc.	24,196	486
First Citizens BancShares Class A	2,749	479
* Stifel Financial Corp.	8,193	474
Max Re Capital Ltd.	16,872	473
Northwest Bancorp, Inc.	16,616	473
Inland Real Estate Corp. REIT	30,424	471
* Investors Bancorp, Inc.	33,203	470
American Equity Investment Life Holding Co.	43,287	461
* United America Indemnity, Ltd.	21,000	452
^ Cascade Bancorp	20,279	451
Anthracite Capital Inc. REIT	49,358	449
Saul Centers, Inc. REIT	8,679	447
First Indiana Corp.	14,018	439
^ Redwood Trust, Inc. REIT	13,063	434
BankUnited Financial Corp.	27,715	431
Gamco Investors Inc. Class A	7,808	428
optionsXpress Holdings Inc.	16,312	426
Sovran Self Storage, Inc. REIT	9,281	425
Financial Federal Corp.	15,158	425
Columbia Banking System, Inc.	13,310	424
Provident New York Bancorp, Inc.	32,241	423
^ Park National Corp.	4,840	422
* EZCORP, Inc.	31,365	422
BankAtlantic Bancorp, Inc. Class A	48,552	421
FBL Financial Group, Inc. Class A	10,506	415
American Physicians Capital, Inc.	10,637	414
BankFinancial Corp.	26,006	411
Advanta Corp. Class B	15,000	411
* KBW Inc.	14,236	410
Omega Healthcare Investors, Inc. REIT	25,821	401
First Financial Bancorp	31,297	400
Kite Realty Group Trust REIT	20,750	390
* Hilltop Holdings Inc.	33,135	389
^ Capital City Bank Group, Inc.	12,351	385
* Navigators Group, Inc.	6,995	379
Infinity Property & Casualty Corp.	9,345	376
Stewart Information Services Corp.	10,956	375
First State Bancorporation	19,054	374
Enstar Group Ltd.	2,900	368
Advance America, Cash Advance Centers, Inc.	34,188	365
LandAmerica Financial Group, Inc.	9,344	364
^ Corus Bankshares Inc.	27,782	362
Banner Corp.	10,516	362
Friedman, Billings, Ramsey Group, Inc. REIT	78,285	361
Capital Southwest Corp.	2,897	356
^ First Busey Corp.	16,175	354
*^ Western Alliance Bancorp	14,963	353
Capitol Federal Financial	10,298	352
* First Cash Financial Services, Inc.	15,000	351
Glimcher Realty Trust REIT	14,762	347
United Community Banks, Inc.	14,105	346
Capitol Bancorp Ltd.	13,816	343
Safety Insurance Group, Inc.	9,494	341
Agree Realty Corp. REIT	10,833	340
^ ASTA Funding, Inc.	8,855	339
Arbor Realty Trust, Inc. REIT	17,962	339
* FPIC Insurance Group, Inc.	7,846	338
CoBiz Inc.	19,691	337
Harleysville Group, Inc.	10,515	336
National Health Investors REIT	10,808	334
* Dollar Financial Corp.	11,700	334
First Merchants Corp.	15,441	333
Presidential Life Corp.	19,593	332
Community Trust Bancorp Inc.	11,026	331
BancFirst Corp.	7,379	331
Alfa Corp.	17,958	327
TrustCo Bank NY	29,758	325
Municipal Mortgage & Equity, L.L.C.	14,125	321
* Alexander's, Inc. REIT	830	320
Arrow Financial Corp.	14,297	319
* World Acceptance Corp.	9,621	318
Berkshire Hills Bancorp, Inc.	10,430	315
Security Capital Assurance, Ltd.	13,783	315
^ Gladstone Capital Corp.	16,095	314
Consolidated-Tomoka Land Co.	4,667	314
^ Portfolio Recovery Associates, Inc.	5,795	308
AmericanWest Bancorporation	15,321	300
* Centennial Bank Holdings Inc.	46,861	300
* Ocwen Financial Corp.	31,794	300
Baldwin & Lyons, Inc. Class B	10,929	298
IBERIABANK Corp.	5,644	297
Capstead Mortgage Corp. REIT	28,846	297
Ameris Bancorp	16,234	294
*^ Citizens, Inc.	38,096	291
* Amerisafe Inc.	17,609	291
First Community Bancshares, Inc.	7,980	289
* Universal American Financial Corp.	12,634	288
City Bank Lynnwood (WA)	9,980	287
Dime Community Bancshares	19,124	286
^ Sierra Bancorp	9,881	283
Cohen & Steers, Inc.	7,504	278
Federal Agricultural Mortgage Corp. Class C	9,237	271
Capital Trust Class A REIT	7,639	271
^ Alesco Financial, Inc. REIT	55,070	271
Resource America, Inc.	16,947	268
Associated Estates Realty Corp. REIT	20,413	266
United Fire & Casualty Co.	6,776	265
Clifton Savings Bancorp, Inc.	22,090	261
* Community Bancorp	10,370	261
American Land Lease, Inc. REIT	11,379	256
Abington Community Bancorp Inc.	26,204	256
*^ Ladenburg Thalmann Financial Services, Inc.	129,695	254
SWS Group, Inc.	14,202	251
* PICO Holdings, Inc.	6,046	251
Flagstar Bancorp, Inc.	25,409	247
National Western Life Insurance Co. Class A	954	244
WestBanco Inc.	9,739	243
LTC Properties, Inc. REIT	10,270	243
EMC Insurance Group, Inc.	9,339	243
Education Realty Trust, Inc. REIT	17,905	242
Anworth Mortgage Asset Corp. REIT	44,625	241
Asset Acceptance Capital Corp.	20,733	241
* Nexcen Brands, Inc.	35,670	240
MFA Mortgage Investments, Inc. REIT	29,540	237
Student Loan Corp.	1,309	236
* LaBranche & Co. Inc.	50,393	236
U-Store-It Trust REIT	17,822	235
Medallion Financial Corp.	21,587	235
Amtrust Financial Services Inc.	15,438	234
First Source Corp.	10,221	234
Parkway Properties Inc. REIT	5,210	230
ProCentury Corp.	15,585	228
Partners Trust Financial Group, Inc.	18,568	226
CapLease, Inc. REIT	21,720	223
Harleysville National Corp.	13,883	221
First Potomac REIT	10,056	219
^ RAIT Financial Trust REIT	26,606	219
CFS Bancorp, Inc.	15,282	215
Center Financial Corp.	15,049	209
* Tejon Ranch Co.	4,965	206
Independent Bank Corp. (MA)	6,864	204
* Tradestation Group Inc.	17,055	199
BRT Realty Trust REIT	11,400	198
Donegal Group Inc. Class A	12,179	197
First Defiance Financial Corp.	7,296	197
* CompuCredit Corp.	9,037	196
State Auto Financial Corp.	6,702	196
* First Regional Bancorp	7,914	194
* CNA Surety Corp.	10,946	193
Sun Communities, Inc. REIT	6,380	192
Medical Properties Trust Inc. REIT	14,212	189
* Pennsylvania Commerce Bancorp, Inc.	5,972	188
NorthStar Realty Finance Corp. REIT	18,840	187
Citizens First Bancorp, Inc.	10,408	187
Irwin Financial Corp.	16,870	186
* Marlin Business Services Inc.	12,938	185
American Mortgage Acceptance Co. REIT	20,700	184
* Ameriserv Financial Inc.	55,053	183
PFF Bancorp, Inc.	11,758	180
Nelnet, Inc.	9,846	180
American National Bankshares Inc.	7,922	176
Atlantic Coast Federal Corp.	11,646	176
^ W Holding Co., Inc.	78,453	176
Bryn Mawr Bank Corp.	8,063	175
* Accredited Home Lenders Holding Co.	14,922	174
Bancorp Rhode Island Inc.	4,855	174
* Pinnacle Financial Partners, Inc.	6,004	173
Lakeland Bancorp, Inc.	12,672	172
Ames National Corp.	8,299	170
* Move, Inc.	61,512	170
GMH Communities Trust REIT	21,901	170
KNBT Bancorp Inc.	10,237	169
^ U.S. Global Investors, Inc. Class A	8,880	169
WSFS Financial Corp.	2,698	168
* United Capital Corp.	6,346	168
* Crawford & Co. Class B	26,931	168
Columbia Bancorp (OR)	8,449	167
Hercules Technology Growth Capital, Inc.	12,400	165
Center Bancorp, Inc.	13,580	163
Cardinal Financial Corp.	16,306	163
^ Enterprise Financial Services Corp.	6,600	161
^ Fremont General Corp.	41,178	161
^ BancTrust Financial Group, Inc.	10,076	160
Sanders Morris Harris Group Inc.	15,794	160
Universal Health Realty Income REIT	4,471	159
* American Independence Corp.	15,579	159
Tower Group, Inc.	6,057	159
OneBeacon Insurance Group Ltd.	7,300	157
Gramercy Capital Corp. REIT	6,205	156
Getty Realty Holding Corp. REIT	5,696	155
First Financial Holdings, Inc.	4,844	152
Ramco-Gershenson Properties Trust REIT	4,805	150
Compass Diversified Trust	9,238	148
North Valley Bancorp	6,436	145
Capital Bank Corp.	9,471	142
NYMAGIC, Inc.	5,097	142
* Franklin Bank Corp.	15,224	140
TierOne Corp.	5,200	138
* Consumer Portfolio Services, Inc.	24,211	137
* United PanAm Financial Corp.	16,541	136
West Coast Bancorp	4,749	135
Bank of Granite Corp.	9,915	135
Great Southern Bancorp, Inc.	5,253	130
Capital Corp. of the West	7,079	130
* Triad Guaranty, Inc.	6,854	130
Investors Real Estate Trust REIT	12,023	130
* Encore Capital Group, Inc.	10,700	126
James River Group Inc.	3,825	124
* Quanta Capital Holdings Ltd.	45,881	124
Deerfield Triarc Capital Corp. REIT	13,678	124
Leesport Financial Corp.	6,411	123
Eastern Virginia Bankshares, Inc.	6,287	123
CBRE Realty Finance Inc.	20,448	121
Old Second Bancorp, Inc.	4,202	120
Urstadt Biddle Properties Class A REIT	7,698	119
First Bancorp (NC)	5,820	119
Crystal River Capital Inc. REIT	7,029	118
* BFC Financial Corp.	39,976	117
* MarketAxess Holdings, Inc.	7,688	115
Suffolk Bancorp	3,576	115
Sandy Spring Bancorp, Inc.	3,753	113
Preferred Bank, Los Angeles	2,850	112
Camco Financial Corp.	8,288	110
First of Long Island Corp.	5,666	110
Brooke Corp.	11,010	109
Simmons First National Corp.	4,109	108
* Great Lakes Bancorp, Inc.	7,961	107
NewBridge Bancorp.	8,425	107
Independent Bank Corp. (MI)	9,627	106
Sterling Financial Corp. (PA)	6,186	106
S.Y. Bancorp, Inc.	3,884	105
MVC Capital, Inc.	5,660	105
Camden National Corp.	2,987	104
Ameriana Bancorp	11,143	104
Mission West Properties Inc. REIT	8,567	104
Renasant Corp.	4,799	104
Nara Bancorp, Inc.	6,629	104
* Texas Capital Bancshares, Inc.	4,757	103
* PMA Capital Corp. Class A	10,832	103
*^ Doral Financial Corp.	4,671	103
Midwest Banc Holdings, Inc.	6,867	101
* Reis, Inc.	13,650	100
U.S.B. Holding Co., Inc.	4,288	100
Oriental Financial Group Inc.	8,585	99
First Place Financial Corp.	5,547	98
Washington Trust Bancorp, Inc.	3,553	96
Winthrop Realty Trust Inc. REIT	14,238	96
First Financial Corp. (IN)	3,130	95
* Penson Worldwide, Inc.	5,128	95
Advanta Corp. Class A	3,855	94
Merchants Bancshares, Inc.	4,026	94
* Scottish Re Group Ltd.	29,320	94
Flushing Financial Corp.	5,552	93
JER Investors Trust Inc. REIT	7,293	91
Integra Bank Corp.	4,988	90
Century Bancorp, Inc. Class A	4,105	89
Yardville National Bancorp	2,634	89
Imperial Capital Bancorp Inc.	3,108	88
OceanFirst Financial Corp.	5,012	87
Bank of the Ozarks, Inc.	2,856	87
German American Bancorp	6,316	87
Mercantile Bank Corp.	4,011	86
Omega Financial Corp.	3,251	86
* Wauwatosa Holdings, Inc.	5,200	85
* Clayton Holdings, Inc.	10,466	84
Union Bankshares Corp.	3,639	83
^ Seacoast Banking Corp. of Florida	4,404	82
Team Financial, Inc.	5,258	82
TriCo Bancshares	3,642	81
Heartland Financial USA, Inc.	3,911	80
Peoples Bancorp, Inc.	3,062	80
*^ Ampal-American Israel Corp.	14,248	80
Southwest Bancorp, Inc.	4,254	80
LSB Corp.	4,999	79
PremierWest Bancorp	6,146	79
Hersha Hospitality Trust REIT	7,685	76
* Rewards Network Inc.	15,627	76
Heritage Commerce Corp.	3,540	75
Horizon Financial Corp.	3,680	75
* Sun Bancorp, Inc. (NJ)	4,238	74
^ NovaStar Financial Inc. REIT	8,169	72
Kearny Financial Corp.	5,400	69
^ First South Bancorp, Inc.	2,629	69
Republic Bancorp, Inc. Class A	4,328	69
Univest Corp. of Pennsylvania	2,888	69
Smithtown Bancorp, Inc.	2,863	67
* First Acceptance Corp.	13,073	66
Sterling Bancorp	4,685	66
Colony Bankcorp, Inc.	3,681	63
Southside Bancshares, Inc.	2,841	63
Macatawa Bank Corp.	4,554	62
Tompkins Trustco, Inc.	1,547	61
* First Mariner Bancorp, Inc.	6,444	61
Willow Grove Bancorp, Inc.	4,746	59
Shore Bancshares, Inc.	2,379	57
Financial Institutions, Inc.	3,147	57
* Stratus Properties Inc.	1,599	56
Comm Bancorp, Inc.	1,169	55
* Virginia Commerce Bancorp, Inc.	3,806	55
United Community Financial Corp.	7,340	53
Investors Title Co.	1,347	53
* Pacific Mercantile Bancorp	3,238	51
Provident Financial Holdings, Inc.	2,290	51
* The Bancorp Inc.	2,757	51
HMN Financial, Inc.	1,711	51
First M&F Corp.	2,867	50
Oak Hill Financial, Inc.	1,529	48
West Bancorporation	3,045	47
Citizens South Banking Corp.	3,809	47
Massbank Corp.	1,216	45
FNB Corp. (VA)	1,471	44
Greene County Bancshares	1,200	44
* Superior Bancorp	4,846	43
Wilshire Bancorp Inc.	3,876	43
Meta Financial Group, Inc.	1,049	42
Monmouth Real Estate Investment Corp. REIT	4,736	40
Royal Bancshares of Pennsylvania, Inc.	1,768	39
^ Impac Mortgage Holdings, Inc. REIT	25,138	39
Vineyard National Bancorp Co.	2,239	37
ESB Financial Corp.	3,408	36
* SCPIE Holdings Inc.	1,598	36
Heritage Financial Corp.	1,610	36
Greater Community Bancorp	2,293	35
First United Corp.	1,615	34
Westfield Financial, Inc.	3,461	34
UMH Properties, Inc. REIT	2,370	33
Citizens & Northern Corp.	1,786	33
Peapack Gladstone Financial Corp.	1,263	32
Republic Property Trust REIT	2,200	32
Farmers Capital Bank Corp.	1,080	31
First Federal Bancshares of Arkansas, Inc.	1,606	29
Security Bank Corp.	2,341	29
* First Keystone Financial, Inc.	2,063	28
^ Luminent Mortgage Capital, Inc. REIT	16,421	27
Rome Bancorp, Inc.	2,312	27
FNB Corp. (NC)	1,696	27
PMC Commercial Trust REIT	1,900	25
Pulaski Financial Corp.	1,691	22
National Health Realty Inc. REIT	934	22
Federal Agricultural Mortgage Corp. Class A	1,021	21
Wainwright Bank & Trust Co.	1,613	21
Codorus Valley Bancorp, Inc.	1,128	21
One Liberty Properties, Inc. REIT	1,038	20
Habersham Bancorp	1,210	20
* Seabright Insurance Holdings, Inc.	1,144	20
Westwood Holdings Group, Inc.	560	19
* BCSB Bankcorp, Inc.	2,271	19
TF Financial Corp.	616	17
Rainier Pacific Financial Group Inc.	975	16
HopFed Bancorp, Inc.	1,005	15
Unity Bancorp, Inc.	1,248	14
Thomas Properties Group, Inc.	1,100	13
Northern States Financial Corp.	599	13
Lakeland Financial Corp.	535	12
First Financial Service Corp.	438	12
Bimini Capital Management Inc.	8,900	12
Home Federal Bancorp (IN)	438	12
Firstbank Corp.	705	12
Resource Capital Corp. REIT	1,000	11
Timberland Bancorp, Inc.	706	11
Mainsource Financial Group, Inc.	531	9
Parkvale Financial Corp.	316	9
MutualFirst Financial Inc.	500	9
* Grubb & Ellis Co.	894	8
Wayne Savings Bancshares, Inc.	673	8
National Interstate Corp.	260	8
* Republic First Bancorp, Inc.	883	7
Jefferson Bancshares, Inc.	600	6
Northrim Bancorp Inc.	256	6
* International Assets Holding Corp.	237	6
* Penn Treaty American Corp.	973	6
HF Financial Corp.	347	6
Harrington West Financial Group, Inc.	351	6
State Bancorp, Inc.	330	5
TIB Financial Corp.	376	4
21ST Century Holding Co.	282	4
* AMV Liquidating Trust	34,500	4
* Specialty Underwriters' Alliance, Inc.	500	4
Peoples Financial Corp.	166	3
* National Atlantic Holdings Corp	290	3
Princeton National Bancorp, Inc.	100	3
MetroCorp Bancshares, Inc.	159	3
Brooklyn Federal Bancorp	44	1
* Horizon Group Properties, Inc. REIT	64	-
* Vesta Insurance Group, Inc.	11,252	-

		1,832,137

Health Care (11.7%)
Johnson & Johnson	1,615,841	106,161
Pfizer Inc.	3,915,191	95,648
Merck & Co., Inc.	1,209,058	62,496
Abbott Laboratories	859,310	46,076
* Amgen, Inc.	646,950	36,598
UnitedHealth Group Inc.	747,661	36,209
Medtronic, Inc.	641,024	36,160
Wyeth	750,520	33,436
Eli Lilly & Co.	569,478	32,420
Bristol-Myers Squibb Co.	1,097,973	31,644
* WellPoint Inc.	342,502	27,030
Schering-Plough Corp.	831,148	26,289
* Gilead Sciences, Inc.	521,168	21,300
* Genentech, Inc.	264,489	20,635
Baxter International, Inc.	363,464	20,456
Aetna Inc.	285,836	15,512
* Celgene Corp.	212,025	15,120
* Medco Health Solutions, Inc.	156,459	14,142
* Thermo Fisher Scientific, Inc.	235,499	13,593
Cardinal Health, Inc.	214,706	13,426
* Covidien Ltd.	275,826	11,447
Becton, Dickinson & Co.	136,679	11,215
Allergan, Inc.	171,744	11,072
Stryker Corp.	159,785	10,987
* Zimmer Holdings, Inc.	132,155	10,703
* Biogen Idec Inc.	160,002	10,613
* Boston Scientific Corp.	744,992	10,393
McKesson Corp.	165,965	9,757
CIGNA Corp.	171,660	9,148
* Genzyme Corp.	147,417	9,134
* St. Jude Medical, Inc.	188,993	8,329
* Express Scripts Inc.	129,354	7,221
* Forest Laboratories, Inc.	178,664	6,662
* Humana Inc.	93,761	6,552
* Coventry Health Care Inc.	87,258	5,428
Quest Diagnostics, Inc.	91,381	5,279
* Laboratory Corp. of America Holdings	65,753	5,144
C.R. Bard, Inc.	57,836	5,101
AmerisourceBergen Corp.	106,875	4,845
* Intuitive Surgical, Inc.	20,924	4,813
* Waters Corp.	56,329	3,770
* DaVita, Inc.	58,830	3,717
* Amylin Pharmaceuticals, Inc.	73,617	3,681
* Hospira, Inc.	87,415	3,623
Applera Corp.-Applied Biosystems Group	103,297	3,578
Dade Behring Holdings Inc.	45,883	3,503
* Health Net Inc.	62,658	3,387
IMS Health, Inc.	109,653	3,360
DENTSPLY International Inc.	80,590	3,356
* Barr Pharmaceuticals Inc.	58,232	3,314
* Cytyc Corp.	64,496	3,073
* Henry Schein, Inc.	49,722	3,025
* Varian Medical Systems, Inc.	71,364	2,989
* Vertex Pharmaceuticals, Inc.	73,215	2,812
* Covance, Inc.	35,508	2,766
* Cephalon, Inc.	36,963	2,701
Manor Care, Inc.	40,837	2,630
Beckman Coulter, Inc.	34,658	2,556
* Patterson Cos.	62,346	2,407
* Endo Pharmaceuticals Holdings, Inc.	74,806	2,320
* Millipore Corp.	30,140	2,285
Omnicare, Inc.	67,889	2,249
* Cerner Corp.	37,540	2,245
Mylan Inc.	139,307	2,223
* Invitrogen Corp.	26,171	2,139
Pharmaceutical Product Development, Inc.	59,592	2,112
* Charles River Laboratories, Inc.	37,555	2,109
* WellCare Health Plans Inc.	19,641	2,071
* Respironics, Inc.	41,184	1,978
* VCA Antech, Inc.	46,972	1,961
PerkinElmer, Inc.	67,013	1,957
* Gen-Probe Inc.	29,332	1,953
Bausch & Lomb, Inc.	30,396	1,945
* IDEXX Laboratories Corp.	17,356	1,902
* ResMed Inc.	43,524	1,866
* Hologic, Inc.	30,154	1,839
* Millennium Pharmaceuticals, Inc.	180,117	1,828
Hillenbrand Industries, Inc.	32,772	1,803
* Kyphon Inc.	25,486	1,784
* Pediatrix Medical Group, Inc.	27,172	1,778
* Watson Pharmaceuticals, Inc.	54,352	1,761
* Inverness Medical Innovations, Inc.	31,279	1,730
* Lincare Holdings, Inc.	46,770	1,714
* Kinetic Concepts, Inc.	29,894	1,682
* Community Health Systems, Inc.	53,511	1,682
* Sepracor Inc.	59,613	1,639
* Ventana Medical Systems, Inc.	19,027	1,635
* King Pharmaceuticals, Inc.	136,639	1,601
* Edwards Lifesciences Corp.	32,228	1,589
* Illumina, Inc.	29,915	1,552
Universal Health Services Class B	28,067	1,527
* PDL BioPharma Inc.	65,149	1,408
* ImClone Systems, Inc.	33,595	1,389
* Immucor Inc.	38,558	1,378
* HLTH Corp.	96,220	1,363
* BioMarin Pharmaceutical Inc.	53,645	1,336
* Onyx Pharmaceuticals, Inc.	30,586	1,331
* Techne Corp.	21,005	1,325
Cooper Cos., Inc.	24,881	1,304
* Alexion Pharmaceuticals, Inc.	19,406	1,264
* Myriad Genetics, Inc.	24,095	1,257
* Sierra Health Services, Inc.	29,402	1,240
* MGI Pharma, Inc.	44,608	1,239
* Psychiatric Solutions, Inc.	30,410	1,195
* OSI Pharmaceuticals, Inc.	32,437	1,103
* Varian, Inc.	17,219	1,095
* Healthways, Inc.	19,622	1,059
Mentor Corp.	22,526	1,037
* Alkermes, Inc.	56,251	1,035
* Advanced Medical Optics, Inc.	33,527	1,026
* AMERIGROUP Corp.	29,445	1,015
* Warner Chilcott Ltd.	56,189	998
STERIS Corp.	36,361	994
* Affymetrix, Inc.	38,693	982
Medicis Pharmaceutical Corp.	31,240	953
* Medarex, Inc.	67,037	949
Perrigo Co.	44,312	946
Health Management Associates Class A	135,886	943
* Bio-Rad Laboratories, Inc. Class A	10,399	941
* LifePoint Hospitals, Inc.	30,937	928
* Sunrise Senior Living, Inc.	25,292	895
* Magellan Health Services, Inc.	22,031	894
* Tenet Healthcare Corp.	265,318	891
* ArthroCare Corp.	15,509	867
Owens & Minor, Inc. Holding Co.	22,707	865
* Dionex Corp.	10,724	852
Chemed Corp.	13,445	836
* Valeant Pharmaceuticals International	53,557	829
* DJ Orthopedics Inc.	16,713	821
* Align Technology, Inc.	31,894	808
* Eclipsys Corp.	34,400	802
* Allscripts Healthcare Solutions, Inc.	29,676	802
Brookdale Senior Living Inc.	20,068	799
*^ HealthSouth Corp.	44,629	781
* United Therapeutics Corp.	11,606	772
West Pharmaceutical Services, Inc.	18,434	768
* Isis Pharmaceuticals, Inc.	51,272	768
* Applera Corp.-Celera Genomics Group	53,989	759
* Alnylam Pharmaceuticals Inc.	23,090	757
* Pharmion Corp.	16,258	750
* Haemonetics Corp.	15,069	745
* Human Genome Sciences, Inc.	71,746	738
* PSS World Medical, Inc.	37,942	726
* Cepheid, Inc.	31,806	725
* inVentiv Health, Inc.	16,519	724
* Nuvasive, Inc.	19,521	701
* Adams Respiratory Therapeutics, Inc.	18,062	696
Arrow International, Inc.	15,193	691
* Amedisys Inc.	17,965	690
Alpharma, Inc. Class A	32,179	687
* K-V Pharmaceutical Co. Class A	23,948	685
* LifeCell Corp.	18,007	677
* Theravance, Inc.	25,771	672
PolyMedica Corp.	12,725	668
* Integra LifeSciences Holdings	13,681	665
Analogic Corp.	10,410	664
* Cubist Pharmaceuticals, Inc.	31,213	660
* Centene Corp.	30,569	658
* American Medical Systems Holdings, Inc.	38,441	652
* PAREXEL International Corp.	15,484	639
* Martek Biosciences Corp.	21,399	621
* Apria Healthcare Group Inc.	23,824	620
* Exelixis, Inc.	57,656	611
* CONMED Corp.	20,758	581
* Regeneron Pharmaceuticals, Inc.	32,242	574
Invacare Corp.	24,207	566
*^ Dendreon Corp.	69,943	538
* Sciele Pharma, Inc.	20,644	537
* AMAG Pharmaceuticals, Inc.	9,201	526
* Arena Pharmaceuticals, Inc.	47,904	525
* Air Methods Corp.	11,220	518
* AmSurg Corp.	22,131	511
* The Medicines Co.	28,560	509
* HMS Holdings Corp.	20,486	504
* Foxhollow Technologies Inc.	18,760	495
* Conceptus, Inc.	26,014	494
* Greatbatch, Inc.	18,298	487
* Halozyme Therapeutics Inc.	55,900	486
* Acadia Pharmaceuticals Inc.	32,060	483
* InterMune Inc.	24,564	470
* AMN Healthcare Services, Inc.	24,814	465
* Abaxis, Inc.	20,681	464
* eResearch Technology, Inc.	40,462	461
* Cypress Bioscience, Inc.	32,817	449
Datascope Corp.	13,152	445
Meridian Bioscience Inc.	14,297	433
*^ SurModics, Inc.	8,631	423
* Enzon Pharmaceuticals, Inc.	47,897	422
* Acorda Therapeutics Inc.	22,800	418
* Nektar Therapeutics	46,303	409
* ABIOMED, Inc.	32,877	409
* American Dental Partners, Inc.	14,509	406
* CV Therapeutics, Inc.	45,096	405
* AngioDynamics Inc.	21,366	403
* Bio-Reference Laboratories, Inc.	11,928	403
* Cerus Corp.	45,988	401
* Cutera, Inc.	15,300	401
* Xenoport Inc.	8,400	395
* Thoratec Corp.	19,050	394
* Array BioPharma Inc.	34,068	383
* BioScrip Inc.	59,086	379
* Albany Molecular Research, Inc.	25,042	378
* Natus Medical Inc.	23,655	377
* Palomar Medical Technologies, Inc.	12,812	365
* Par Pharmaceutical Cos. Inc.	19,449	361
* HealthExtras, Inc.	12,654	352
* Gentiva Health Services, Inc.	18,196	350
* ARIAD Pharmaceuticals, Inc.	74,936	347
Landauer, Inc.	6,778	345
* Healthspring, Inc.	17,700	345
* Anika Resh Inc.	16,558	345
* Wright Medical Group, Inc.	12,798	343
* Orthofix International N.V.	6,932	339
* Bradley Pharmaceuticals, Inc.	18,593	338
* Cyberonics, Inc.	24,012	335
* Aspect Medical Systems, Inc.	24,420	331
* Sirona Dental Systems Inc.	9,188	328
* Progenics Pharmaceuticals, Inc.	14,677	325
* Geron Corp.	43,712	320
* Candela Corp.	37,532	319
* Allos Therapeutics Inc.	66,469	316
* Bentley Pharmaceuticals, Inc.	25,157	314
* Cross Country Healthcare, Inc.	17,933	313
* Alliance Imaging, Inc.	34,290	311
* ADVENTRX Pharmaceuticals, Inc.	120,300	309
* ArQule, Inc.	43,323	309
* Accelrys Inc.	44,558	305
* Zymogenetics, Inc.	23,273	304
* Auxilium Pharmaceuticals, Inc.	14,400	304
* Omnicell, Inc.	10,538	301
* The TriZetto Group, Inc.	17,025	298
* Molina Healthcare Inc.	8,200	297
LCA-Vision Inc.	10,087	296
* Kindred Healthcare, Inc.	16,419	294
* Bruker BioSciences Corp.	33,328	293
*^ ev3 Inc.	17,496	287
Computer Programs and Systems, Inc.	10,888	287
Incyte Corp.	40,128	287
*^ Cell Genesys, Inc.	73,676	281
* Bioenvision, Inc.	52,902	279
* Caraco Pharmaceutical Laboratories, Ltd.	18,300	279
*^ Altus Pharmaceuticals, Inc.	26,014	273
* Cantel Medical Corp.	16,741	261
*^ deCODE genetics, Inc.	74,510	259
* Akorn, Inc.	34,380	258
* Caliper Life Sciences, Inc.	43,805	251
* Savient Pharmaceuticals Inc.	17,264	251
*^ BioLase Technology, Inc.	36,688	251
* ViroPharma Inc.	28,162	251
* ICU Medical, Inc.	6,415	249
* CryoLife Inc.	25,942	245
Vital Signs, Inc.	4,672	244
* Quidel Corp.	12,305	241
*^ BioCryst Pharmaceuticals, Inc.	33,274	240
* Salix Pharmaceuticals, Ltd.	19,287	240
* Adolor Corp.	69,341	237
* Abraxis Bioscience, Inc.	10,357	237
* Amicas, Inc.	78,648	231
* Matria Healthcare, Inc.	8,686	227
* Noven Pharmaceuticals, Inc.	14,257	227
* CorVel Corp.	9,801	227
*^ Momenta Pharmaceuticals, Inc.	19,820	226
* Assisted Living Concepts Inc.	24,584	225
* Phase Forward Inc.	11,100	222
*^ Antigenics, Inc.	93,568	222
* Cardiac Science Corp.	21,705	219
* PharMerica Corp.	14,653	219
Ligand Pharmaceuticals Inc. Class B	40,700	217
* MannKind Corp.	22,300	216
* Keryx Biopharmaceuticals, Inc.	21,505	214
* SonoSite, Inc.	6,969	213
*^ AVI BioPharma, Inc.	82,496	210
* Allied Healthcare International Inc.	85,552	205
* Barrier Therapeutics Inc.	33,445	202
* Aastrom Biosciences, Inc.	170,695	198
* Medical Action Industries Inc.	8,300	196
* Pozen Inc.	17,561	194
* Spectranetics Corp.	14,143	191
* America Service Group Inc.	16,255	184
Cambrex Corp.	16,866	184
* Avanir Pharmaceuticals Class A	83,950	180
* Luminex Corp.	11,758	177
* Cytokinetics, Inc.	34,172	175
* Sun Healthcare Group Inc.	10,300	172
*^ Nastech Pharmaceutical Co., Inc.	12,794	170
*^ Cell Therapeutics, Inc.	45,699	168
* Enzo Biochem, Inc.	14,711	167
* Avigen, Inc.	30,739	166
* Pain Therapeutics, Inc.	17,726	166
* Kendle International Inc.	3,907	162
* Indevus Pharmaceuticals, Inc.	23,135	160
* I-Flow Corp.	8,500	158
* Exactech, Inc.	9,844	158
* Merge Technologies, Inc.	35,735	157
* Durect Corp.	27,573	151
* Neurocrine Biosciences, Inc.	14,959	150
*^ Continucare Corp.	52,181	149
* Collagenex Pharmaceuticals, Inc.	16,540	149
* PRA International	4,788	141
* Pharmanet Development Group, Inc.	4,780	139
* IRIS International, Inc.	7,038	135
* Harvard Bioscience, Inc.	29,910	135
* Emeritus Corp.	4,936	134
* Providence Service Corp.	4,531	133
* Res-Care, Inc.	5,819	133
* Odyssey Healthcare, Inc.	13,829	133
* ATS Medical, Inc.	73,231	133
* Anadys Pharmaceuticals Inc.	64,513	132
* PDI, Inc.	12,565	130
* Radiation Therapy Services, Inc.	6,260	130
* Capital Senior Living Corp.	15,440	130
* Acusphere, Inc.	86,358	130
* MedCath Corp.	4,603	126
* Zoll Medical Corp.	4,774	124
* GTx, Inc.	7,579	123
* Microtek Medical Holdings, Inc.	19,854	123
* OraSure Technologies, Inc.	12,190	123
* Symmetry Medical Inc.	7,300	122
* Inspire Pharmaceuticals, Inc.	21,986	118
*^ Corcept Therapeutics Inc.	23,858	117
* Neogen Corp.	4,893	116
*^ MiddleBrook Pharmaceuticals Inc.	48,500	116
* Icad Inc.	37,053	112
* Regeneration Technologies, Inc.	10,353	111
* Rochester Medical Corp.	5,932	108
* Penwest Pharmaceuticals Co.	9,677	107
* Merit Medical Systems, Inc.	8,087	105
* US Physical Therapy, Inc.	7,061	105
* Seattle Genetics, Inc.	9,265	104
* Lifecore Biomedical Inc.	7,984	103
* Nabi Biopharmaceuticals	25,074	102
* Third Wave Technologies	11,723	101
* Kensey Nash Corp.	3,834	100
*^ Proxymed Pharmacy, Inc.	34,003	100
* DepoMed, Inc.	47,500	97
* Sequenom, Inc.	13,519	97
* Hooper Holmes, Inc.	38,714	91
* Possis Medical Inc.	6,675	90
* Vivus, Inc.	18,062	90
* BioSphere Medical Inc.	18,691	89
* Lexicon Pharmaceuticals Inc.	25,762	89
* Dyax Corp.	24,474	88
* Discovery Laboratories, Inc.	31,779	85
National Healthcare Corp.	1,645	85
* Five Star Quality Care, Inc.	10,224	84
* Encysive Pharmaceuticals, Inc.	55,062	83
* ThermoGenesis Corp.	36,707	82
* Medivation Inc.	3,900	78
* Emisphere Technologies, Inc.	15,960	77
* XOMA Ltd.	22,254	76
* Allion Healthcare Inc.	10,809	76
* Genomic Health, Inc.	3,900	75
* ImmunoGen, Inc.	16,018	74
* Immunomedics Inc.	32,484	74
*^ Biopure Corp. Class A	140,316	74
* EPIX Pharmaceuticals Inc.	18,285	74
* RehabCare Group, Inc.	4,187	74
* Sangamo BioSciences, Inc.	5,147	73
*^ AtheroGenics, Inc.	43,615	72
* Dexcom Inc.	7,148	71
* Idenix Pharmaceuticals Inc.	24,481	71
* Columbia Laboratories Inc.	27,189	70
* HealthTronics Surgical Services, Inc.	13,793	70
* NPS Pharmaceuticals Inc.	12,157	70
* Theragenics Corp.	15,331	69
* SRI/Surgical Express, Inc.	10,677	68
* Rigel Pharmaceuticals, Inc.	7,200	68
* AVANT Immunotherapeutics, Inc.	120,584	68
* Osteotech, Inc.	8,835	66
* SuperGen, Inc.	14,785	64
* GenVec, Inc.	26,939	63
*^ Telik, Inc.	21,589	63
*^ Critical Therapeutics, Inc.	34,827	63
*^ Ista Pharmaceuticals Inc.	8,976	62
* National Dentex Corp.	3,844	61
* Vital Images, Inc.	3,000	59
* Senomyx, Inc.	4,700	58
* Monogram Biosciences, Inc.	40,153	57
* MWI Veterinary Supply Inc.	1,500	57
Psychemedics Corp.	3,260	57
* CuraGen Corp.	40,688	56
* Maxygen Inc.	8,174	56
* Curis, Inc.	55,105	54
* Kosan Biosciences, Inc.	10,712	54
* TorreyPines Therapeutics Inc.	8,825	53
*^ Vermillion, Inc.	52,406	52
*^ Accentia Biopharmaceuticals Inc.	19,000	52
* Medical Staffing Network Holdings, Inc.	10,200	52
* Sonic Innovations, Inc.	5,644	52
* Hanger Orthopedic Group, Inc.	4,258	48
* Trimeris, Inc.	5,826	45
* Gene Logic Inc.	37,111	44
*^ Genitope Corp.	9,800	44
* Vascular Solutions, Inc.	5,486	44
* Oxigene, Inc.	11,910	42
* Nutraceutical International Corp.	2,605	40
* Infinity Pharmaceuticals, Inc.	4,318	39
* Novavax, Inc.	10,811	39
* Vical, Inc.	7,842	38
* StemCells, Inc.	17,974	38
* I-trax, Inc.	9,850	37
* Micrus Endovascular Corp.	1,927	35
* Orchid Cellmark, Inc.	6,213	35
* Volcano Corp.	2,100	35
* Synovis Life Technologies, Inc.	1,600	35
* VistaCare, Inc.	5,222	34
* Somanetics Corp.	1,801	34
* CardioDynamics International Corp.	63,868	33
* Peregrine Pharmaceuticals, Inc.	47,335	32
* Nuvelo, Inc.	15,404	32
* Stereotaxis Inc.	2,100	29
* Nanogen, Inc.	36,142	26
* Neurogen Corp.	5,865	26
* SciClone Pharmaceuticals, Inc.	13,095	26
* Omrix Biopharmaceuticals, Inc.	720	25
* Vanda Parmaceuticals, Inc.	1,800	25
* EntreMed, Inc.	23,118	25
* Santarus Inc.	9,196	24
* Clinical Data, Inc.	601	24
* Tercica, Inc.	3,787	23
* STAAR Surgical Co.	7,813	23
* Hollis-Eden Pharmaceuticals, Inc.	11,684	23
* Hi-Tech Pharmacal Co., Inc.	1,800	21
* PhotoMedex, Inc.	20,174	21
* Renovis, Inc.	5,371	21
* NMT Medical, Inc.	2,596	21
* Rural/Metro Corp.	6,345	20
* La Jolla Pharmaceutical Co.	4,549	20
* Immtech Pharmaceuticals Inc.	2,364	19
* Strategic Diagnostics Inc.	3,632	19
* Repligen Corp.	4,008	17
* Orthologic Corp.	11,489	16
* Vion Pharmaceuticals, Inc.	20,315	16
* CYTOGEN Corp.	19,279	15
* Pharmacopeia Drug Discovery Inc.	2,596	15
* Nighthawk Radiology Holdings, Inc.	600	15
* Metabolix Inc.	600	15
* Mediware Information Systems, Inc.	2,170	14
* Genta Inc.	10,517	14
* GTC Biotherapeutics, Inc.	12,722	13
* Titan Pharmaceuticals, Inc.	5,836	12
* NitroMed, Inc.	6,287	11
* Endologix, Inc.	2,751	11
Young Innovations, Inc.	377	11
* Panacos Pharmaceuticals Inc.	6,632	11
* Northfield Laboratories, Inc.	5,200	10
* Pharmacyclics, Inc.	4,319	10
* LHC Group Inc.	400	9
* Matrixx Initiatives, Inc.	418	8
* Insmed Inc.	11,508	8
*^ Epicept Corp.	3,977	7
* Orthovita, Inc.	2,283	7
* Dialysis Corp. of America	665	6
* IVAX Diagnostics, Inc.	10,266	6
* Oscient Pharmaceuticals Corp.	2,454	6
* NeoPharm, Inc.	6,245	6
* Alfacell Corp.	2,895	6
* Bioject Medical Technologies Inc.	4,200	6
Neurometrix Inc.	640	6
* Synvista Therapuetics Inc.	1,680	5
* Introgen Therapeutics, Inc.	1,221	5
* SONUS Pharmaceuticals, Inc.	7,483	5
* Hemispherx Biopharma, Inc.	2,632	5
* Lipid Sciences, Inc.	2,862	3
* Emergency Medical Services LP Class A	100	3
* Anesiva, Inc.	493	3
* Interleukin Genetics, Inc.	2,262	3
* Novamed, Inc.	620	3
* Zila, Inc.	1,944	2
* Neurobiological Technolgoies, Inc.	619	2
* Q-Med, Inc.	755	2
* Novoste Corp.	766	2
* Targeted Genetics Corp.	542	1
* Threshold Pharmaceuticals, Inc.	800	1
* Matritech Inc.	3,400	-
*^ Aphton Corp.	109,560	-

		1,105,869

Industrials (11.8%)
General Electric Co.	5,739,248	237,605
The Boeing Co.	417,312	43,814
United Technologies Corp.	527,118	42,422
3M Co.	381,687	35,718
United Parcel Service, Inc.	377,971	28,386
Caterpillar, Inc.	357,418	28,032
Honeywell International Inc.	413,349	24,582
Emerson Electric Co.	443,796	23,619
Lockheed Martin Corp.	199,023	21,592
Deere & Co.	126,568	18,785
FedEx Corp.	163,188	17,094
General Dynamics Corp.	192,094	16,226
Union Pacific Corp.	142,858	16,152
Burlington Northern Santa Fe Corp.	198,785	16,135
Raytheon Co.	247,725	15,810
Illinois Tool Works, Inc.	264,052	15,748
Northrop Grumman Corp.	183,091	14,281
Tyco International	275,826	12,230
Danaher Corp.	138,145	11,426
Norfolk Southern Corp.	219,496	11,394
Precision Castparts Corp.	76,575	11,332
PACCAR, Inc.	131,810	11,237
Waste Management, Inc.	288,788	10,899
CSX Corp.	244,133	10,432
Ingersoll-Rand Co.	168,284	9,166
Textron, Inc.	139,136	8,656
Eaton Corp.	81,829	8,104
Parker Hannifin Corp.	64,644	7,229
L-3 Communications Holdings, Inc.	69,842	7,134
Fluor Corp.	49,211	7,085
Cummins Inc.	55,263	7,068
Rockwell Collins, Inc.	93,398	6,822
* McDermott International, Inc.	124,308	6,723
ITT Industries, Inc.	96,456	6,552
Southwest Airlines Co.	436,105	6,454
Rockwell Automation, Inc.	83,782	5,824
Dover Corp.	114,135	5,815
Expeditors International of Washington, Inc.	119,138	5,635
Pitney Bowes, Inc.	122,627	5,570
Cooper Industries, Inc. Class A	104,283	5,328
* Foster Wheeler Ltd.	39,345	5,165
* Terex Corp.	57,605	5,128
Masco Corp.	219,940	5,096
* Jacobs Engineering Group Inc.	66,571	5,031
C.H. Robinson Worldwide Inc.	89,692	4,869
Goodrich Corp.	66,441	4,533
R.R. Donnelley & Sons Co.	122,964	4,496
* KBR Inc.	94,247	3,654
W.W. Grainger, Inc.	39,815	3,631
American Standard Cos., Inc.	101,500	3,615
Republic Services, Inc. Class A	108,041	3,534
The Dun & Bradstreet Corp.	33,213	3,275
Fastenal Co.	71,749	3,258
Roper Industries Inc.	49,339	3,232
Equifax, Inc.	82,100	3,130
Joy Global Inc.	60,782	3,091
The Manitowoc Co., Inc.	69,800	3,091
Avery Dennison Corp.	53,566	3,054
Manpower Inc.	47,225	3,039
* UAL Corp.	64,667	3,009
* AMR Corp.	134,439	2,997
Cintas Corp.	79,944	2,966
SPX Corp.	31,914	2,954
* Stericycle, Inc.	49,514	2,830
Harsco Corp.	47,134	2,794
Pall Corp.	68,807	2,677
Robert Half International, Inc.	88,351	2,638
* Shaw Group, Inc.	45,250	2,629
* First Solar, Inc.	22,235	2,618
* AGCO Corp.	51,149	2,597
Ametek, Inc.	59,798	2,584
Oshkosh Truck Corp.	41,371	2,564
* Quanta Services, Inc.	94,620	2,503
Flowserve Corp.	31,942	2,433
* Allied Waste Industries, Inc.	186,306	2,375
* Monster Worldwide Inc.	66,705	2,272
* Spirit Aerosystems Holdings Inc.	55,821	2,174
* BE Aerospace, Inc.	51,429	2,136
* Alliant Techsystems, Inc.	18,506	2,023
* General Cable Corp.	29,216	1,961
* Thomas & Betts Corp.	32,567	1,910
* Hertz Global Holdings Inc.	80,521	1,829
Kennametal, Inc.	21,777	1,829
* Corrections Corp. of America	68,554	1,794
* Continental Airlines, Inc. Class B	54,309	1,794
Lincoln Electric Holdings, Inc.	22,898	1,777
Pentair, Inc.	53,251	1,767
*^ SunPower Corp. Class A	20,608	1,707
Carlisle Co., Inc.	34,849	1,694
* Covanta Holding Corp.	69,009	1,691
Trinity Industries, Inc.	44,924	1,686
Donaldson Co., Inc.	40,304	1,683
Ryder System, Inc.	34,152	1,673
* URS Corp.	29,637	1,673
The Timken Co.	45,021	1,673
Hubbell Inc. Class B	28,886	1,650
IDEX Corp.	44,976	1,637
Teleflex Inc.	20,824	1,623
* ChoicePoint Inc.	42,639	1,617
Laidlaw International Inc.	44,505	1,567
*^ USG Corp.	41,593	1,562
The Corporate Executive Board Co.	21,014	1,560
The Brink's Co.	27,200	1,520
Bucyrus International, Inc.	20,566	1,500
J.B. Hunt Transport Services, Inc.	56,215	1,478
Graco, Inc.	37,289	1,458
* Washington Group International, Inc.	16,300	1,431
* Copart, Inc.	41,037	1,411
* Kansas City Southern	43,024	1,384
MSC Industrial Direct Co., Inc. Class A	26,739	1,353
The Toro Co.	22,734	1,337
Landstar System, Inc.	31,646	1,328
* United Rentals, Inc.	41,177	1,325
* Avis Budget Group, Inc.	57,315	1,312
Crane Co.	27,084	1,299
DRS Technologies, Inc.	22,872	1,261
* Kirby Corp.	28,480	1,257
* Waste Connections, Inc.	38,711	1,229
Acuity Brands, Inc.	24,242	1,224
GATX Corp.	28,507	1,219
* US Airways Group Inc.	46,130	1,211
* FTI Consulting, Inc.	23,957	1,205
Con-way, Inc.	26,161	1,203
* Hexcel Corp.	52,855	1,200
Belden Inc.	25,342	1,189
Curtiss-Wright Corp.	24,778	1,177
* Gardner Denver Inc.	29,697	1,158
Alexander & Baldwin, Inc.	22,887	1,147
* EMCOR Group, Inc.	35,706	1,120
* Owens Corning Inc.	43,962	1,101
* Ceradyne, Inc.	14,499	1,098
Lennox International Inc.	32,479	1,098
* WESCO International, Inc.	25,491	1,095
Woodward Governor Co.	17,292	1,079
Watson Wyatt & Co. Holdings	23,985	1,078
Deluxe Corp.	29,149	1,074
Granite Construction Co.	20,031	1,062
* IHS Inc. Class A	18,789	1,061
* GrafTech International Ltd.	56,727	1,012
Brady Corp. Class A	28,186	1,011
Actuant Corp.	15,405	1,001
* Teledyne Technologies, Inc.	18,653	996
Herman Miller, Inc.	36,241	984
Wabtec Corp.	25,947	972
CLARCOR Inc.	27,234	932
* Genlyte Group, Inc.	14,467	930
Baldor Electric Co.	23,218	928
IKON Office Solutions, Inc.	71,793	923
UAP Holding Corp.	29,043	911
Macquarie Infrastructure Co. LLC	23,487	906
* Moog Inc.	20,307	892
* YRC Worldwide, Inc.	32,224	880
HNI Corp.	24,419	879
* United Stationers, Inc.	15,597	866
Valmont Industries, Inc.	10,188	864
Skywest, Inc.	34,247	862
Regal-Beloit Corp.	17,945	859
Nordson Corp.	16,959	852
* American Commercial Lines Inc.	34,987	830
Kaydon Corp.	15,784	821
* Esterline Technologies Corp.	14,343	818
* Geo Group Inc.	27,477	814
Mine Safety Appliances Co.	17,119	806
* PHH Corp.	30,022	789
Walter Industries, Inc.	29,295	788
*^ JetBlue Airways Corp.	85,415	788
Eagle Bulk Shipping Inc.	30,360	781
EDO Corp.	13,786	772
UTI Worldwide, Inc.	33,529	770
* The Advisory Board Co.	13,102	766
* Orbital Sciences Corp.	34,269	762
Barnes Group, Inc.	23,812	760
Triumph Group, Inc.	9,247	756
Mueller Industries Inc.	20,732	749
* Astec Industries, Inc.	13,020	748
* AAR Corp.	23,664	718
Briggs & Stratton Corp.	27,740	698
Albany International Corp.	18,495	693
^ Simpson Manufacturing Co.	21,611	688
* Tetra Tech, Inc.	32,418	685
Applied Industrial Technology, Inc.	21,970	677
Steelcase Inc.	37,302	671
Genco Shipping and Trading Ltd.	10,226	670
* CoStar Group, Inc.	12,445	665
* Perini Corp.	11,879	664
Ameron International Corp.	6,185	654
Cubic Corp.	15,467	652
* Hub Group, Inc.	21,709	652
* Acco Brands Corp.	28,598	642
Watsco, Inc.	13,477	626
*^ American Superconductor Corp.	30,427	623
* Armstrong Worldwide Industries, Inc.	15,258	619
Kaman Corp. Class A	17,575	607
Resources Connection, Inc.	26,221	607
Horizon Lines Inc.	18,812	574
* The Middleby Corp.	8,782	567
G & K Services, Inc. Class A	13,569	545
Dynamic Materials Corp.	11,227	538
* Labor Ready, Inc.	28,853	534
Arkansas Best Corp.	16,326	533
A.O. Smith Corp.	12,094	531
* ESCO Technologies Inc.	15,643	520
Administaff, Inc.	14,269	518
Cascade Corp.	7,925	516
* Genesee & Wyoming Inc. Class A	17,905	516
* Alaska Air Group, Inc.	22,280	514
Mueller Water Products, Inc.	46,637	513
* TeleTech Holdings, Inc.	21,407	512
* Cenveo Inc.	23,580	510
*^ Energy Conversion Devices, Inc.	22,106	502
* CRA International Inc.	10,294	496
* Huron Consulting Group Inc.	6,789	493
* FuelCell Energy, Inc.	54,424	487
Apogee Enterprises, Inc.	18,678	485
* Republic Airways Holdings Inc.	22,766	482
Comfort Systems USA, Inc.	33,555	476
Watts Water Technologies, Inc.	15,503	476
* Dollar Thrifty Automotive Group, Inc.	13,688	475
Werner Enterprises, Inc.	27,397	470
CIRCOR International, Inc.	10,173	462
* M&F Worldwide Corp.	9,020	453
Robbins & Myers, Inc.	7,863	450
ABM Industries Inc.	22,520	450
* CBIZ Inc.	55,826	444
Interface, Inc.	24,588	444
* AZZ Inc.	12,678	443
* Sequa Corp. Class A	2,636	437
Heartland Express, Inc.	30,056	429
* Michael Baker Corp.	8,735	428
Badger Meter, Inc.	13,284	426
* AirTran Holdings, Inc.	43,240	426
* NCI Building Systems, Inc.	9,794	423
Bowne & Co., Inc.	25,038	417
Knight Transportation, Inc.	23,765	409
Raven Industries, Inc.	10,140	406
* Axsys Technologies, Inc.	13,022	403
Forward Air Corp.	13,459	401
Ennis, Inc.	17,882	394
* TransDigm Group, Inc.	8,520	389
Franklin Electric, Inc.	9,401	386
* Casella Waste Systems, Inc.	30,653	384
* Consolidated Graphics, Inc.	5,974	375
* Northwest Pipe Co.	9,868	373
* Old Dominion Freight Line, Inc.	15,513	372
McGrath RentCorp	11,134	370
* Heidrick & Struggles International, Inc.	10,144	370
* Blount International, Inc.	32,051	364
American Science & Engineering, Inc.	5,680	356
* ABX Air, Inc.	50,195	355
* Clean Harbors Inc.	7,955	354
* Interline Brands, Inc.	15,352	353
Federal Signal Corp.	22,906	352
* Superior Essex Inc.	9,393	350
CDI Corp.	12,543	350
* Cornell Cos., Inc.	14,672	346
Ampco-Pittsburgh Corp.	8,711	343
AAON, Inc.	17,068	337
*^ A.S.V., Inc.	23,901	335
* Amerco, Inc.	5,279	335
* On Assignment, Inc.	35,559	332
HEICO Corp. Class A	8,379	331
*^ Taser International Inc.	20,608	323
* Mobile Mini, Inc.	13,365	323
Healthcare Services Group, Inc.	15,461	313
* Furmanite Corp.	34,411	313
* EnPro Industries, Inc.	7,686	312
* Frontier Airlines Holdings, Inc.	49,841	309
* GenCorp, Inc.	25,773	308
Aceto Corp.	34,009	306
* II-VI, Inc.	8,854	306
Pacer International, Inc.	16,008	305
*^ Fuel-Tech N.V.	13,700	303
* Beacon Roofing Supply, Inc.	29,291	299
NACCO Industries, Inc. Class A	2,872	297
* School Specialty, Inc.	8,278	287
* Atlas Air Worldwide Holdings, Inc.	5,440	281
* Lamson & Sessions Co.	10,415	281
* Chart Industries, Inc.	8,600	277
Angelica Corp.	14,002	276
* Park-Ohio Holdings Corp.	10,601	275
Alamo Group, Inc.	11,173	275
* Korn/Ferry International	16,617	274
* Evergreen Solar, Inc.	30,665	274
Barrett Business Services, Inc.	11,469	273
Rollins, Inc.	10,180	272
* RBC Bearings Inc.	7,076	271
* GP Strategies Corp.	24,300	270
Tennant Co.	5,515	269
* COMSYS IT Partners Inc.	15,925	268
Aircastle Ltd.	7,986	267
* Ladish Co., Inc.	4,756	264
Quintana Maritime Ltd.	13,761	262
Knoll, Inc.	14,747	262
* Marten Transport, Ltd.	16,871	260
*^ C & D Technologies, Inc.	51,946	259
* Navigant Consulting, Inc.	20,137	255
* American Reprographics Co.	13,595	254
* First Consulting Group, Inc.	24,682	254
* International Shipholding Corp.	12,109	252
United Industrial Corp.	3,341	251
American Railcar Industries, Inc.	11,400	251
* DynCorp International Inc. Class A	10,800	250
* Commercial Vehicle Group Inc.	19,451	250
* Ducommun, Inc.	7,684	248
Titan International, Inc.	7,698	246
* Williams Scotsman International Inc.	8,826	245
Viad Corp.	6,719	242
* Kforce Inc.	18,575	239
* Hudson Highland Group, Inc.	18,535	236
Bluelinx Holdings Inc.	33,387	235
Electro Rent Corp.	16,684	234
* Accuride Corp.	18,984	230
* Kenexa Corp.	7,420	228
Tredegar Corp.	13,205	228
* Goodman Global, Inc.	9,500	227
* Columbus McKinnon Corp.	8,925	222
Kelly Services, Inc. Class A	11,117	220
* Rush Enterprises, Inc. Class A	8,488	215
* Active Power, Inc.	97,310	215
* Pinnacle Airlines Corp.	13,360	214
* Layne Christensen Co.	3,856	214
* Learning Tree International, Inc.	12,037	214
Gibraltar Industries Inc.	11,500	213
* Dynamex Inc.	8,266	212
* H&E Equipment Services, Inc.	11,600	209
*^ Microvision, Inc.	44,775	207
* Miller Industries, Inc.	12,034	206
*^ Medis Technology Ltd.	15,788	205
* Lydall, Inc.	22,103	205
* Celadon Group Inc.	17,405	205
Diamond Management and Technology Consultants,Inc.	22,247	205
Universal Forest Products, Inc.	6,809	204
* Insituform Technologies Inc. Class A	13,310	203
* Magnatek, Inc.	41,774	201
Applied Signal Technology, Inc.	14,583	197
* Plug Power, Inc.	62,282	193
* Griffon Corp.	12,617	191
* Exponent, Inc.	7,516	189
* Flanders Corp.	40,651	186
* Gehl Co.	8,266	185
LSI Industries Inc.	8,893	182
CompX International Inc.	9,190	180
Standex International Corp.	8,455	175
^ AMREP Corp.	6,352	170
Quixote Corp.	8,595	170
* Spherion Corp.	20,596	170
* Huttig Building Products, Inc.	31,165	168
* Herley Industries Inc.	11,136	167
* Ionatron Inc.	48,390	166
American Woodmark Corp.	6,574	163
Lindsay Manufacturing Co.	3,623	159
Encore Wire Corp.	6,281	158
* APAC Teleservices, Inc.	61,976	156
*^ 3D Systems Corp.	6,557	155
Lawson Products, Inc.	4,405	153
Sun Hydraulics Corp.	4,698	149
* Covenant Transport, Inc.	22,075	149
* ICT Group, Inc.	10,713	144
American Ecology Corp.	6,773	144
Met-Pro Corp.	8,379	136
Houston Wire & Cable Co.	7,370	133
* MTC Technologies, Inc.	6,702	129
* Tecumseh Products Co. Class A	6,472	125
* MAIR Holdings, Inc.	21,033	125
* NuCo2, Inc.	4,831	124
* ExpressJet Holdings, Inc.	39,526	122
* Builders FirstSource, Inc.	11,280	122
Freightcar America Inc.	3,155	121
* Altra Holdings Inc.	7,200	120
* Powell Industries, Inc.	3,160	120
* Intersections Inc.	11,700	119
Gorman-Rupp Co.	3,558	118
Frozen Food Express Industries, Inc.	16,986	114
* TurboChef Technologies, Inc.	8,604	114
L.S. Starrett Co. Class A	5,836	113
* Allegiant Travel Co.	3,536	107
* Kadant Inc.	3,684	103
Wabash National Corp.	9,109	103
Waste Industries USA, Inc.	3,591	103
* EnerSys	5,700	101
* Advanced Environmental Recycling Technologies, Inc.	78,462	101
TAL International Group, Inc.	3,900	98
* LECG Corp.	6,536	97
* Saia, Inc.	5,787	96
Insteel Industries, Inc.	6,200	95
The Greenbrier Cos., Inc.	3,544	95
* Argon ST, Inc.	4,690	93
* La Barge, Inc.	7,500	90
* Pike Electric Corp.	4,700	88
Schawk, Inc.	3,900	88
* P.A.M. Transportation Services, Inc.	4,817	87
* Power-One, Inc.	16,303	83
Vicor Corp.	6,786	82
* Arotech Corp.	23,278	81
* Flow International Corp.	9,200	81
* Volt Information Sciences Inc.	4,579	81
* Team, Inc.	2,930	80
HEICO Corp.	1,623	80
* Innerworkings, Inc.	4,600	79
* WCA Waste Corp.	9,766	79
* TRC Cos., Inc.	7,354	78
*^ Document Security Systems, Inc.	6,900	77
^ Mueller Water Products, Inc. Class A	6,000	74
* The Allied Defense Group, Inc.	9,400	74
The Standard Register Co.	5,673	72
Multi-Color Corp.	3,150	72
* Willis Lease Finance Corp.	4,749	70
* Midwest Air Group Inc.	4,239	70
*^ Capstone Turbine Corp.	55,626	67
* Innotrac Corp.	27,909	65
* Waste Services, Inc.	6,497	63
Todd Shipyards Corp.	2,649	62
*^ Trex Co., Inc.	5,544	62
* Quality Distribution Inc.	6,534	58
* GeoEye Inc.	2,200	57
* Milacron Inc.	7,831	56
* PRG-Schultz International, Inc.	4,068	55
* UQM Technologies, Inc.	13,404	50
* Innovative Solutions and Support, Inc.	2,568	49
* Mesa Air Group Inc.	10,511	47
* Modtech Holdings, Inc.	21,183	39
* Paragon Technologies, Inc.	5,170	38
Hardinge, Inc.	1,047	36
* Perma-Fix Environmental Services, Inc.	13,507	36
*^ Valence Technology Inc.	24,272	34
* PeopleSupport Inc.	2,800	33
* Catalytica Energy Systems, Inc.	24,575	31
* L.B. Foster Co. Class A	600	26
* Sterling Construction Co., Inc.	1,100	25
* Ultralife Batteries, Inc.	1,957	25
Twin Disc, Inc.	300	17
* Distributed Energy Systems Corp.	20,780	17
* Nashua Corp.	1,299	14
* Great Lakes Dredge & Dock Co.	1,400	12
* Virco Manufacturing Corp.	1,513	12
* Sirva Inc.	16,538	11
* A.T. Cross Co. Class A	907	10
Omega Flex Inc.	600	10
* U.S. Home Systems, Inc.	1,157	8
* Spherix Inc.	4,519	8
Sypris Solutions, Inc.	406	3
* Protection One, Inc.	188	3
* TRM Corp.	1,200	1
* DT Industries, Inc.	1,000	-
* BMC Industries, Inc.	4,603	-

		1,116,009

Information Technology (16.2%)
Microsoft Corp.	4,803,178	141,502
* Cisco Systems, Inc.	3,386,892	112,140
International Business Machines Corp.	828,400	97,586
Intel Corp.	3,241,112	83,815
* Apple Computer, Inc.	482,568	74,093
* Google Inc.	129,129	73,251
Hewlett-Packard Co.	1,460,972	72,742
* Oracle Corp.	2,294,264	49,671
QUALCOMM Inc.	929,865	39,296
* Dell Inc.	1,203,943	33,229
Texas Instruments, Inc.	799,920	29,269
* EMC Corp.	1,170,797	24,353
Motorola, Inc.	1,291,534	23,932
* eBay Inc.	608,832	23,757
Corning, Inc.	877,776	21,637
* Yahoo! Inc.	675,094	18,120
Applied Materials, Inc.	770,945	15,959
* Adobe Systems, Inc.	328,094	14,325
Automatic Data Processing, Inc.	308,707	14,179
Accenture Ltd.	331,268	13,334
* Sun Microsystems, Inc.	1,992,110	11,176
* Juniper Networks, Inc.	300,289	10,994
* NVIDIA Corp.	288,501	10,455
Tyco Electronics Ltd.	275,726	9,769
* Symantec Corp.	503,121	9,750
* Electronic Arts Inc.	173,906	9,737
* Broadcom Corp.	261,375	9,525
* Xerox Corp.	523,279	9,074
Western Union Co.	431,074	9,040
* Agilent Technologies, Inc.	225,356	8,311
Paychex, Inc.	191,816	7,864
Seagate Technology	303,338	7,759
* MEMC Electronic Materials, Inc.	125,248	7,372
* SanDisk Corp.	127,350	7,017
Analog Devices, Inc.	182,710	6,607
* Autodesk, Inc.	128,470	6,420
* Cognizant Technology Solutions Corp.	80,284	6,404
Electronic Data Systems Corp.	283,961	6,202
CA, Inc.	236,284	6,077
KLA-Tencor Corp.	107,026	5,970
MasterCard, Inc. Class A	37,815	5,595
* Network Appliance, Inc.	207,366	5,580
* Intuit, Inc.	178,489	5,408
* Computer Sciences Corp.	96,692	5,405
Maxim Integrated Products, Inc.	178,957	5,252
* NCR Corp.	100,618	5,011
Linear Technology Corp.	141,841	4,963
Fidelity National Information Services, Inc.	107,687	4,778
Altera Corp.	198,081	4,770
National Semiconductor Corp.	174,924	4,744
* Micron Technology, Inc.	422,097	4,685
* VeriSign, Inc.	135,766	4,581
* Marvell Technology Group Ltd.	277,477	4,542
* Fiserv, Inc.	89,180	4,536
Microchip Technology, Inc.	121,947	4,429
Xilinx, Inc.	166,250	4,346
Harris Corp.	75,088	4,339
* Avaya Inc.	251,162	4,260
* NAVTEQ Corp.	54,561	4,254
* Citrix Systems, Inc.	100,827	4,065
*^ Advanced Micro Devices, Inc.	307,553	4,060
* LAM Research Corp.	75,405	4,016
Amphenol Corp.	100,080	3,979
* Flextronics International Ltd.	318,524	3,561
* BMC Software, Inc.	112,056	3,500
* Cadence Design Systems, Inc.	155,707	3,455
* Activision, Inc.	158,253	3,417
* Alliance Data Systems Corp.	44,045	3,411
* Avnet, Inc.	83,454	3,326
* Iron Mountain, Inc.	105,935	3,229
* LSI Corp.	428,947	3,183
* Western Digital Corp.	124,105	3,142
* McAfee Inc.	89,196	3,110
* CDW Corp.	35,383	3,085
* BEA Systems, Inc.	218,820	3,035
* Arrow Electronics, Inc.	69,436	2,952
* Ceridian Corp.	80,164	2,785
* salesforce.com, inc.	51,733	2,655
* Trimble Navigation Ltd.	66,820	2,620
* Affiliated Computer Services, Inc. Class A	51,752	2,600
Intersil Corp.	75,519	2,525
* Akamai Technologies, Inc.	87,698	2,520
* DST Systems, Inc.	28,830	2,474
* Cypress Semiconductor Corp.	84,639	2,472
* Varian Semiconductor Equipment Associates, Inc.	46,132	2,469
Jabil Circuit, Inc.	103,456	2,363
* Tellabs, Inc.	232,306	2,212
* Lexmark International, Inc.	52,905	2,197
* Synopsys, Inc.	81,122	2,197
* Mettler-Toledo International Inc.	21,208	2,163
* ON Semiconductor Corp.	163,054	2,048
* Red Hat, Inc.	102,627	2,039
Global Payments Inc.	45,181	1,998
* Solectron Corp.	509,251	1,986
* FLIR Systems, Inc.	35,195	1,949
* CheckFree Corp.	41,807	1,946
* Novellus Systems, Inc.	70,529	1,923
* Brocade Communications Systems, Inc.	223,675	1,915
* Hewitt Associates, Inc.	54,150	1,898
* Ciena Corp.	47,489	1,808
* F5 Networks, Inc.	46,632	1,734
* JDS Uniphase Corp.	115,403	1,726
* CommScope, Inc.	34,181	1,717
* Integrated Device Technology Inc.	110,381	1,709
* Ingram Micro, Inc. Class A	86,040	1,687
FactSet Research Systems Inc.	24,591	1,686
Diebold, Inc.	36,723	1,668
* Equinix, Inc.	17,812	1,580
* Itron, Inc.	16,848	1,568
Molex, Inc. Class A	61,140	1,551
* Anixter International Inc.	18,685	1,541
* Novell, Inc.	193,725	1,480
* ANSYS, Inc.	43,281	1,479
Broadridge Financial Solutions LLC	77,965	1,477
* MICROS Systems, Inc.	22,687	1,476
*^ Cree, Inc.	47,203	1,468
* Teradyne, Inc.	105,980	1,463
* Compuware Corp.	181,118	1,453
* Zebra Technologies Corp. Class A	39,198	1,430
* Nuance Communications, Inc.	73,964	1,428
* SINA.com	29,165	1,396
* Foundry Networks, Inc.	77,707	1,381
* Polycom, Inc.	51,300	1,378
* International Rectifier Corp.	40,783	1,345
* Convergys Corp.	76,833	1,334
* Fairchild Semiconductor International, Inc.	69,344	1,295
* ADC Telecommunications, Inc.	65,987	1,294
* Unisys Corp.	193,587	1,282
* Atmel Corp.	246,551	1,272
* ValueClick, Inc.	55,930	1,256
* Vishay Intertechnology, Inc.	95,820	1,249
* Tech Data Corp.	30,783	1,235
* VeriFone Holdings, Inc.	27,828	1,234
Tektronix, Inc.	44,391	1,231
* Andrew Corp.	88,309	1,223
* Sybase, Inc.	51,333	1,187
Jack Henry & Associates Inc.	45,518	1,177
Fair Isaac, Inc.	32,261	1,165
* QLogic Corp.	85,696	1,153
National Instruments Corp.	33,496	1,150
* Silicon Laboratories Inc.	27,509	1,149
* Microsemi Corp.	40,583	1,131
* FormFactor Inc.	25,457	1,130
* Parametric Technology Corp.	64,310	1,120
* 3Com Corp.	223,652	1,105
MoneyGram International, Inc.	46,646	1,054
* Digital River, Inc.	23,316	1,043
* Tessera Technologies, Inc.	26,863	1,007
* PMC Sierra Inc.	119,911	1,006
* Benchmark Electronics, Inc.	40,710	972
* THQ Inc.	37,531	938
* Atheros Communications, Inc.	31,071	931
* Emulex Corp.	48,038	921
* Dolby Laboratories Inc.	26,386	919
* j2 Global Communications, Inc.	27,788	910
* SAIC, Inc.	47,241	907
* CACI International, Inc.	17,410	889
* Rambus Inc.	46,361	886
* Comtech Telecommunications Corp.	16,453	880
* Perot Systems Corp.	51,195	866
* TIBCO Software Inc.	116,973	864
* VistaPrint Ltd.	23,110	864
* Sonus Networks, Inc.	140,885	859
* Gartner, Inc. Class A	34,944	855
* Palm, Inc.	52,495	854
* Electronics for Imaging, Inc.	31,699	851
Acxiom Corp.	42,560	842
* Semtech Corp.	40,877	837
* Wright Express Corp.	22,488	821
ADTRAN Inc.	35,298	813
* ANADIGICS, Inc.	44,404	803
* Lawson Software, Inc.	79,305	794
* Cymer, Inc.	20,668	793
Plantronics, Inc.	27,210	777
* Advent Software, Inc.	16,499	775
* Informatica Corp.	48,962	769
* Skyworks Solutions, Inc.	85,023	769
* Concur Technologies, Inc.	24,245	764
* Amkor Technology, Inc.	65,635	756
* Arris Group Inc.	61,147	755
* OmniVision Technologies, Inc.	33,159	754
* EarthLink, Inc.	94,109	745
* RF Micro Devices, Inc.	110,672	745
* Avocent Corp.	25,539	744
* Macrovision Corp.	30,041	740
* Mentor Graphics Corp.	48,028	725
* Intermec, Inc.	27,664	723
* Omniture, Inc.	23,753	720
* ATMI, Inc.	23,894	711
* Cabot Microelectronics Corp.	16,606	710
* Aspen Technologies, Inc.	49,161	704
* Dycom Industries, Inc.	22,939	703
*^ Take-Two Interactive Software, Inc.	41,075	702
* Progress Software Corp.	23,129	701
* Insight Enterprises, Inc.	27,132	700
* DealerTrack Holdings Inc.	16,635	697
* Ariba, Inc.	64,537	696
* Sigma Designs, Inc.	14,231	687
* SRA International, Inc.	23,785	668
* Blue Coat Systems, Inc.	8,455	666
* CSG Systems International, Inc.	30,529	649
* MPS Group, Inc.	58,000	647
* CNET Networks, Inc.	86,397	644
* Quest Software, Inc.	37,467	643
* Blackboard Inc.	13,978	641
* Avid Technology, Inc.	23,237	629
* Harmonic, Inc.	58,779	624
* Sanmina-SCI Corp.	293,942	623
* BearingPoint, Inc.	153,459	622
* Applied Micro Circuits Corp.	195,628	618
* Cogent Inc.	39,424	618
*^ Echelon Corp.	24,498	613
* Brightpoint, Inc.	40,552	609
* InterDigital, Inc.	29,234	607
* Euronet Worldwide, Inc.	20,192	601
* Diodes Inc.	18,691	600
Black Box Corp.	14,008	599
* Brooks Automation, Inc.	41,210	587
* Checkpoint Systems, Inc.	21,913	578
* Plexus Corp.	20,865	572
Total System Services, Inc.	20,466	569
* Coherent, Inc.	17,620	565
* FEI Co.	17,812	560
MTS Systems Corp.	13,433	559
* NETGEAR, Inc.	18,364	559
* Littelfuse, Inc.	15,469	552
* Entegris Inc.	63,595	552
* Rogers Corp.	13,384	551
*^ EMCORE Corp.	57,335	550
* Epicor Software Corp.	39,958	550
* SiRF Technology Holdings, Inc.	25,584	546
Molex, Inc.	20,154	543
* Harris Stratex Networks, Inc. Class A	31,050	542
* Electro Scientific Industries, Inc.	22,454	538
MAXIMUS, Inc.	12,301	536
* Interwoven Inc.	37,626	535
* Wind River Systems Inc.	45,397	534
* Novatel Wireless, Inc.	23,398	530
* Internap Network Services Corp.	36,669	520
* CMGI Inc.	377,051	513
* Ansoft Corp.	15,535	512
* Finisar Corp.	182,406	511
Cognex Corp.	28,697	510
* JDA Software Group, Inc.	24,618	509
* Sycamore Networks, Inc.	119,217	485
* L-1 Identity Solutions Inc.	25,226	476
* Advanced Energy Industries, Inc.	31,177	471
* AMIS Holdings Inc.	48,479	471
Park Electrochemical Corp.	13,991	470
* Synaptics Inc.	9,794	468
* Conexant Systems, Inc.	386,789	464
* Net 1 UEPS Technologies, Inc.	17,037	463
Imation Corp.	18,766	460
* ACI Worldwide, Inc.	20,585	460
Technitrol, Inc.	16,704	450
* Chordiant Software, Inc.	31,910	442
Blackbaud, Inc.	17,318	437
* Advanced Analogic Technologies, Inc.	41,000	436
* DTS Inc.	14,319	435
* EPIQ Systems, Inc.	23,019	433
Daktronics, Inc.	15,880	432
* Acacia Research - Acacia Technologies	29,340	431
* C-COR Inc.	37,092	426
* Axcelis Technologies, Inc.	83,142	425
United Online, Inc.	28,294	425
* Extreme Networks, Inc.	110,458	424
* Secure Computing Corp.	43,502	423
* SPSS, Inc.	10,231	421
* Rofin-Sinar Technologies Inc.	5,981	420
CTS Corp.	32,302	417
* Websense, Inc.	21,050	415
* RealNetworks, Inc.	61,051	414
* FARO Technologies, Inc.	9,333	412
Agilysys, Inc.	24,300	411
* Adaptec, Inc.	107,353	410
* Perficient, Inc.	18,648	408
* MKS Instruments, Inc.	21,248	404
* Sohu.com Inc.	10,701	404
AVX Corp.	24,994	402
* MicroStrategy Inc.	5,067	402
* Art Technology Group, Inc.	130,997	396
* Actuate Software Corp.	61,090	394
Syntel, Inc.	9,371	390
* DSP Group Inc.	24,442	387
* Mastec Inc.	27,135	382
* ScanSource, Inc.	13,569	381
* Cirrus Logic, Inc.	59,544	381
* ManTech International Corp.	10,545	379
* Riverbed Technology, Inc.	9,327	377
* CyberSource Corp.	32,015	374
* Zoran Corp.	18,299	370
Cohu, Inc.	19,580	367
* Sirenza Microdevices, Inc.	20,975	363
* Forrester Research, Inc.	15,216	359
* Spansion Inc. Class A	42,138	356
Quality Systems, Inc.	9,704	355
* VASCO Data Security International, Inc.	9,924	350
* KEMET Corp.	47,169	347
* Lattice Semiconductor Corp.	77,088	346
* Bottomline Technologies, Inc.	27,589	346
NIC Inc.	49,661	345
* Trident Microsystems, Inc.	21,461	341
* Digi International, Inc.	23,932	341
infoUSA Inc.	36,494	339
* Manhattan Associates, Inc.	12,185	334
* Actel Corp.	31,003	333
* Internet Capital Group Inc.	27,379	329
* InterVoice, Inc.	34,798	327
* Gerber Scientific, Inc.	30,016	326
* ActivIdentity Corp.	62,805	325
* Bookham, Inc.	115,880	320
*^ Avanex Corp.	194,144	318
* The Knot, Inc.	14,900	317
* Gateway, Inc.	164,891	310
* eSPEED, Inc. Class A	36,143	308
* Standard Microsystem Corp.	7,964	306
* Immersion Corp.	18,406	301
* Borland Software Corp.	69,137	301
* FalconStor Software, Inc.	24,918	300
* Quantum Corp.	86,887	295
* SonicWALL, Inc.	33,718	294
* Integrated Silicon Solution, Inc.	46,648	294
* Ceva, Inc.	32,176	289
* Anaren, Inc.	20,050	283
* The Ultimate Software Group, Inc.	8,096	283
* Callidus Software Inc.	32,701	281
* Interactive Intelligence Inc.	14,782	281
* Ciber, Inc.	35,832	280
^ Heartland Payment Systems, Inc.	10,843	279
* Stratasys, Inc.	10,034	277
* Bell Microproducts Inc.	44,230	275
* Tekelec	22,732	275
* Vignette Corp.	13,645	274
Micrel, Inc.	24,924	269
* Captaris Inc.	50,635	268
* Powerwave Technologies, Inc.	43,343	267
* Kopin Corp.	70,063	267
* Bankrate, Inc.	5,740	265
* Asyst Technologies, Inc.	49,120	260
* SAVVIS, Inc.	6,691	259
Openwave Systems Inc.	58,783	257
* ViaSat, Inc.	8,191	253
* Measurement Specialties, Inc.	9,019	252
* American Technology Corp.	63,482	241
* Answerthink Consulting Group, Inc.	72,045	237
* Synchronoss Technologies, Inc.	5,600	236
* Hittite Microwave Corp.	5,282	233
* Autobytel Inc.	71,498	233
* Digimarc Corp.	25,585	231
* Loral Space and Communications Ltd.	5,800	231
Methode Electronics, Inc. Class A	14,894	224
* California Micro Devices Corp.	50,997	224
* Kulicke & Soffa Industries, Inc.	25,920	220
Avici Systems Inc.	20,091	214
Bel Fuse, Inc. Class B	6,154	213
*^ Access Intergrated Technologies Inc.	37,766	212
* Credence Systems Corp.	67,635	209
* Dot Hill Systems Corp.	68,546	208
* Exar Corp.	15,615	204
* Rackable Systems Inc.	15,721	204
* Hutchinson Technology, Inc.	8,211	202
* Radiant Systems, Inc.	12,647	200
* Hifn, Inc.	24,422	200
* Virage Logic Corp.	26,890	200
InfoSpace, Inc.	11,088	195
* Genesis Microchip Inc.	24,760	194
* Sapient Corp.	28,813	193
* Iomega Corp.	36,808	193
* Jupitermedia Corp.	30,339	192
* Mercury Computer Systems, Inc.	18,653	192
* EMS Technologies, Inc.	7,781	191
* Comtech Group Inc.	10,400	189
* Sykes Enterprises, Inc.	11,247	187
* TriQuint Semiconductor, Inc.	37,777	185
* Safeguard Scientifics, Inc.	80,067	183
* ESS Technology, Inc.	136,596	183
* Hypercom Corp.	40,306	182
* IXYS Corp.	17,368	181
* Newport Corp.	11,757	179
* iGATE Corp.	20,828	178
* iBasis, Inc.	16,443	177
* LoJack Corp.	9,292	176
* Airspan Networks Inc.	69,500	174
* Tyler Technologies, Inc.	12,984	173
* Concurrent Computer Corp.	130,668	170
Integral Systems, Inc.	7,893	170
* Neoware Systems, Inc.	10,380	168
TheStreet.com, Inc.	13,902	168
* Catapult Communications Corp.	21,977	168
* Centillium Communications, Inc.	99,149	167
*^ Convera Corp.	42,347	165
* Ditech Networks Inc.	31,168	164
* Cray, Inc.	22,674	163
* SI International Inc.	5,520	158
* Entrust, Inc.	73,624	157
* Nu Horizons Electronics Corp.	16,256	153
* Keynote Systems Inc.	11,108	153
* Veeco Instruments, Inc.	7,829	152
* MSC Software Corp.	11,100	151
* Applied Digital Solutions, Inc.	162,341	149
* Global Cash Access, Inc.	14,061	149
* CyberOptics Corp.	12,000	148
* Magma Design Automation, Inc.	10,332	145
* Monolithic Power Systems	5,700	145
* MIPS Technologies, Inc.	18,092	143
* Authorize.Net Holdings Inc.	8,098	143
* OSI Systems Inc.	6,300	142
Gevity HR, Inc.	13,830	142
* Photronics, Inc.	12,399	141
* Computer Task Group, Inc.	32,511	141
^ Imergent, Inc.	6,267	141
* Netlogic Microsystems Inc.	3,877	140
* Web.com, Inc.	19,553	140
*^ UTStarcom, Inc.	37,662	138
* S1 Corp.	15,148	137
* Liquidity Services, Inc.	12,172	134
* Online Resources Corp.	10,489	133
*^ Presstek, Inc.	20,895	131
* MRV Communications Inc.	52,172	129
Startek, Inc.	12,679	128
* Silicon Image, Inc.	24,731	127
* Universal Display Corp.	7,162	127
* SYNNEX Corp.	6,167	127
* Oplink Communications, Inc.	9,258	126
* Network Equipment Technologies, Inc.	8,685	126
* Multi-Fineline Electronix, Inc.	8,280	123
* Silicon Storage Technology, Inc.	38,096	123
* Rudolph Technologies, Inc.	8,740	121
* TTM Technologies, Inc.	10,359	120
* Supertex, Inc.	2,969	118
* LTX Corp.	32,880	117
* Globecomm Systems, Inc.	8,784	116
* Carrier Access Corp.	30,354	115
* Miva Inc.	24,139	114
* Rainmaker Systems, Inc.	12,990	113
* Terremark Worldwide, Inc.	15,666	112
* Leadis Technology Inc.	31,952	112
Renaissance Learning, Inc.	9,231	112
* PLX Technology, Inc.	10,154	110
Pegasystems Inc.	9,040	108
* Packeteer, Inc.	14,042	107
* Commvault Systems, Inc.	5,700	106
* DDi Corp.	15,796	105
* Aware, Inc.	24,278	104
* RadiSys Corp.	8,349	104
* Mindspeed Technologies, Inc.	62,169	103
* Lionbridge Technologies, Inc.	25,775	103
* FSI International, Inc.	43,508	101
* Zygo Corp.	7,741	101
* Mattson Technology, Inc.	11,305	98
* Intevac, Inc.	6,377	97
* SupportSoft, Inc.	16,556	97
* Phoenix Technologies Ltd.	8,907	95
* Planar Systems, Inc.	13,595	91
* KVH Industries, Inc.	10,605	91
* Endwave Corp.	8,501	90
* Saba Software, Inc.	18,394	90
* PC-Tel, Inc.	11,796	90
* AuthentiDate Holding Corp.	76,876	89
* Lasercard Corp.	7,924	88
TNS Inc.	5,391	87
* MoSys, Inc.	12,209	86
* Pericom Semiconductor Corp.	7,354	86
X-Rite Inc.	5,944	86
* TranSwitch Corp.	59,077	83
* Excel Technology, Inc.	3,300	82
* Ixia	9,292	81
* Smith Micro Software, Inc.	4,957	80
*^ iPass Inc.	18,400	77
* Napster, Inc.	23,310	76
* ParkerVision, Inc.	4,988	76
Marchex, Inc.	7,960	76
* Tumbleweed Communications Corp.	34,960	75
* PC Connection, Inc.	5,835	73
* Ultratech, Inc.	5,205	72
* Calamp Corp.	20,896	72
* LoopNet, Inc.	3,500	72
* LookSmart, Ltd.	24,938	71
* Nextwave Wireless Inc.	12,200	70
* Cherokee International Corp.	20,402	69
* GSI Group, Inc.	6,100	69
* Dynamics Research Corp.	6,059	68
* Analysts International Corp.	43,421	66
* RAE Systems, Inc.	19,862	66
* Photon Dynamics, Inc.	7,154	65
* Sonic Solutions, Inc.	6,082	64
* SeaChange International, Inc.	9,174	63
* OPNET Technologies, Inc.	5,462	63
* Taleo Corp. Class A	2,300	58
* SRS Labs, Inc.	7,958	58
* Merix Corp.	10,154	57
* WebMD Health Corp. Class A	1,100	57
* PDF Solutions, Inc.	5,752	57
Bel Fuse, Inc. Class A	1,477	56
* Atari, Inc.	21,839	56
* Smart Modular Technologies Inc.	7,639	55
*^ Superconductor Technologies Inc.	7,694	54
Keithley Instruments Inc.	5,060	54
* Symmetricom Inc.	11,037	52
*^ On2 Technologies, Inc.	44,565	52
* SourceForge Inc.	19,762	48
* Edgewater Technology, Inc.	5,130	45
* Lantronix, Inc.	41,675	41
* EFJ, Inc.	7,007	41
* Entertainment Distribution Company Inc.	31,342	40
* BSQUARE Corp.	6,649	40
* TechTeam Global, Inc.	3,342	39
QAD Inc.	4,461	39
* QuickLogic Corp.	11,838	39
* SigmaTel Inc.	14,412	37
*^ Research Frontiers, Inc.	2,434	36
* Tollgrade Communications, Inc.	3,588	36
* Sumtotal Systems Inc.	6,084	36
COMARCO, Inc.	6,117	35
* Ness Technologies Inc.	3,200	35
* Zhone Technologies	27,876	33
*^ Maxwell Technologies, Inc.	2,840	33
* Hughes Communications Inc.	600	31
* PLATO Learning, Inc.	8,094	31
* InFocus Corp.	17,912	30
* Optical Communication Products, Inc.	18,229	30
* White Electronic Designs Corp.	5,637	29
* Westell Technologies, Inc.	12,309	29
* Nanometrics Inc.	3,200	29
* i2 Technologies, Inc.	1,600	24
* Moldflow Corp.	1,262	24
* Kintera Inc.	13,349	24
* NMS Communications Corp.	19,521	24
* Pixelworks, Inc.	20,582	24
* Intraware, Inc.	3,975	23
* PAR Technology Corp.	2,900	23
* Digital Angel Corp.	17,400	23
* Mechanical Technology Inc.	19,106	22
* OpenTV Corp.	14,100	21
* Interlink Electronics Inc.	11,331	19
* SM&A Corp.	2,694	18
* Network Engines, Inc.	10,019	18
* Eagle Test Systems, Inc.	1,400	18
* NetScout Systems, Inc.	1,596	17
* Channell Commercial Corp.	4,460	17
* Applix, Inc.	956	17
* Telular Corp.	2,339	16
* SCM Microsystems, Inc.	5,161	15
* GSE Systems, Inc.	2,184	15
* Selectica, Inc.	8,094	14
* Volterra Semiconductor Corp.	1,100	14
* LivePerson, Inc.	2,095	13
* Transmeta Corp.	2,145	13
* Viewpoint Corp.	16,986	12
* FOCUS Enhancements, Inc.	13,304	12
* eLoyalty Corp.	859	12
* NVE Corp.	369	11
* Rimage Corp.	483	11
* Orbcomm, Inc.	1,300	10
* WJ Communications, Inc.	7,446	10
* Zix Corp.	4,904	9
* Ramtron International Corp.	3,117	9
* Spectrum Control, Inc.	610	9
* Visual Sciences Inc.	600	9
* Techwell, Inc.	800	8
* 8X8 Inc.	6,743	8
* Synplicity, Inc.	1,118	7
* TransAct Technologies Inc.	1,134	7
* Management Network Group Inc.	2,896	7
* Verso Technologies, Inc.	9,618	6
* Semitool, Inc.	621	6
* I.D. Systems, Inc.	474	6
* Telecommunication Systems, Inc.	1,433	6
* Datalink Corp.	1,229	6
Richardson Electronics, Ltd.	816	6
* Sunrise Telecom Inc.	2,405	5
* STEC Inc.	607	5
* Allen Organ Co. Escrow Shares	283	5
* Mobility Electronics, Inc.	1,228	4
* Evolving Systems, Inc.	2,413	4
* Wave Systems Corp. Class A	2,169	4
* Greenfield Online, Inc.	200	3
* Wireless Telecom Group, Inc.	1,279	3
* LeCroy Corp.	387	3
Frequency Electronics, Inc.	283	3
* MTI Technology Corp.	22,722	2
* Technology Solutions Co.	391	2
* Cosine Communications, Inc.	623	2
* Media 100 Inc.	1,614	-

		1,535,518

Materials (3.7%)
Monsanto Co.	303,640	26,034
E.I. du Pont de Nemours & Co.	515,555	25,551
Dow Chemical Co.	532,031	22,909
Freeport-McMoRan Copper & Gold, Inc. Class B	212,682	22,308
Alcoa Inc.	485,361	18,987
Praxair, Inc.	177,938	14,904
Air Products & Chemicals, Inc.	120,947	11,824
Newmont Mining Corp. (Holding Co.)	251,665	11,257
Nucor Corp.	168,493	10,020
Weyerhaeuser Co.	120,500	8,712
International Paper Co.	230,843	8,280
United States Steel Corp.	66,099	7,003
PPG Industries, Inc.	91,695	6,928
Lyondell Chemical Co.	127,151	5,893
Allegheny Technologies Inc.	51,348	5,646
Ecolab, Inc.	103,523	4,886
Vulcan Materials Co.	53,279	4,750
* The Mosaic Co.	86,066	4,606
Rohm & Haas Co.	78,704	4,381
* Owens-Illinois, Inc.	86,438	3,583
Sigma-Aldrich Corp.	73,398	3,577
Martin Marietta Materials, Inc.	23,818	3,181
Eastman Chemical Co.	47,042	3,139
Temple-Inland Inc.	59,134	3,112
Celanese Corp. Series A	79,358	3,093
MeadWestvaco Corp.	103,053	3,043
Ball Corp.	51,389	2,762
* AK Steel Holding Corp.	62,381	2,742
Lubrizol Corp.	38,624	2,513
Nalco Holding Co.	80,862	2,398
* Domtar Corp.	290,169	2,379
International Flavors & Fragrances, Inc.	44,900	2,373
Sealed Air Corp.	90,255	2,307
Huntsman Corp.	86,661	2,296
Steel Dynamics, Inc.	47,565	2,221
Reliance Steel & Aluminum Co.	38,284	2,165
FMC Corp.	40,776	2,121
CF Industries Holdings, Inc.	27,843	2,114
* Pactiv Corp.	72,892	2,089
* Crown Holdings, Inc.	91,335	2,079
Airgas, Inc.	39,764	2,053
Cleveland-Cliffs Inc.	23,068	2,029
Albemarle Corp.	45,444	2,009
Commercial Metals Co.	63,232	2,001
Ashland, Inc.	31,697	1,908
Carpenter Technology Corp.	13,965	1,816
Cytec Industries, Inc.	25,392	1,737
^ Florida Rock Industries, Inc.	27,686	1,730
Bemis Co., Inc.	58,459	1,702
* Smurfit-Stone Container Corp.	143,040	1,671
* Terra Industries, Inc.	52,103	1,629
RPM International, Inc.	67,546	1,618
Sonoco Products Co.	53,089	1,602
* Titanium Metals Corp.	45,462	1,526
Valspar Corp.	54,522	1,484
AptarGroup Inc.	36,783	1,393
Packaging Corp. of America	47,315	1,375
Hercules, Inc.	61,977	1,303
Cabot Corp.	36,000	1,279
Texas Industries, Inc.	15,353	1,205
Chemtura Corp.	134,985	1,200
Scotts Miracle-Gro Co.	24,844	1,062
* W.R. Grace & Co.	39,332	1,056
* RTI International Metals, Inc.	12,949	1,026
H.B. Fuller Co.	34,112	1,012
Louisiana-Pacific Corp.	58,591	994
Quanex Corp.	20,948	984
Eagle Materials, Inc.	26,826	959
* Century Aluminum Co.	17,955	945
Schnitzer Steel Industries, Inc. Class A	12,679	929
Olin Corp.	41,477	928
Worthington Industries, Inc.	37,800	891
* OM Group, Inc.	16,748	884
Greif Inc. Class A	13,216	802
Arch Chemicals, Inc.	16,790	787
Metal Management, Inc.	14,308	775
Silgan Holdings, Inc.	13,728	738
Sensient Technologies Corp.	25,276	730
Minerals Technologies, Inc.	10,835	726
* Hecla Mining Co.	76,227	682
* Brush Engineered Materials Inc.	12,743	661
Compass Minerals International, Inc.	19,249	655
*^ Coeur d'Alene Mines Corp.	168,693	639
AMCOL International Corp.	19,031	630
*^ Calgon Carbon Corp.	37,615	525
Rock-Tenn Co.	17,794	514
* Zoltek Cos., Inc.	11,190	488
* Buckeye Technology, Inc.	31,218	473
American Vanguard Corp.	24,135	471
Ferro Corp.	23,361	467
^ Bowater Inc.	31,040	463
Royal Gold, Inc.	13,873	454
* Apex Silver Mines Ltd.	22,817	444
A.M. Castle & Co.	13,566	442
Spartech Corp.	23,395	399
Kaiser Aluminum Corp.	5,447	384
Balchem Corp.	18,727	382
Innospec, Inc.	16,688	380
Ryerson Tull, Inc.	10,979	370
Glatfelter	22,663	336
* Graphic Packaging Corp.	73,445	332
* Rockwood Holdings, Inc.	8,979	322
NewMarket Corp.	6,505	321
* Wheeling-Pittsburgh Corp.	15,168	293
*^ Altair Nanotechnology Inc.	88,825	291
* Headwaters Inc.	18,779	279
Schweitzer-Mauduit International, Inc.	11,876	277
^ Georgia Gulf Corp.	19,529	271
Neenah Paper Inc.	8,001	265
Myers Industries, Inc.	13,182	261
* Nonophase Technologies Corp.	37,776	251
Deltic Timber Corp.	4,300	245
NN, Inc.	23,555	231
NL Industries, Inc.	18,666	211
A. Schulman Inc.	10,564	208
Quaker Chemical Corp.	8,828	208
* PolyOne Corp.	27,133	203
Westlake Chemical Corp.	7,619	193
^ U.S. Energy Corp.	43,751	193
* U.S. Concrete, Inc.	29,099	192
Wausau Paper Corp.	16,202	181
Koppers Holdings, Inc.	4,600	178
* Flotek Industries, Inc.	3,800	168
* Stillwater Mining Co.	15,005	154
* Landec Corp.	9,318	144
Chesapeake Corp. of Virginia	16,746	142
Penford Corp.	3,712	140
* Omnova Solutions Inc.	23,876	138
Stepan Co.	4,120	127
Olympic Steel, Inc.	4,200	114
* Material Sciences Corp.	10,312	110
* Symyx Technologies, Inc.	10,375	90
Hawkins, Inc.	5,949	86
* Caraustar Industries, Inc.	18,281	82
Wellman, Inc.	33,942	81
* Mercer International Inc.	8,148	77
Tronox Inc. Class B	6,975	63
* ADA-ES Inc.	3,100	39
* Maxxam Inc.	1,178	34
* Constar International Inc.	4,475	21
* AEP Industries, Inc.	475	20
* Webco Industries, Inc.	40	4

		348,163

Telecommunication Services (3.5%)
AT&T Inc.	3,439,488	145,525
Verizon Communications Inc.	1,619,674	71,719
Sprint Nextel Corp.	1,569,804	29,826
Alltel Corp.	192,872	13,439
* American Tower Corp. Class A	233,318	10,159
* Qwest Communications International Inc.	877,527	8,038
* NII Holdings Inc.	91,367	7,506
* Crown Castle International Corp.	151,131	6,140
Embarq Corp.	84,369	4,691
* Level 3 Communications, Inc.	854,444	3,973
Windstream Corp.	266,950	3,769
Telephone & Data Systems, Inc.	50,443	3,367
Citizens Communications Co.	189,045	2,707
CenturyTel, Inc.	58,103	2,686
* Leap Wireless International, Inc.	30,530	2,484
* SBA Communications Corp.	52,262	1,844
* Time Warner Telecom Inc.	68,687	1,509
* NeuStar, Inc. Class A	38,262	1,312
* Dobson Communications Corp.	85,211	1,090
* U.S. Cellular Corp.	9,167	900
* Cincinnati Bell Inc.	138,752	685
* Cogent Communications Group, Inc.	25,941	605
* Cbeyond Inc.	13,300	543
Alaska Communications Systems Holdings, Inc.	34,257	495
Telephone & Data Systems, Inc. - Special Common Shares	7,633	473
Atlantic Tele-Network, Inc.	11,400	414
* Centennial Communications Corp. Class A	38,625	391
* Premiere Global Services, Inc.	29,006	367
FairPoint Communications, Inc.	18,920	357
Consolidated Communications Holdings, Inc.	16,875	331
* Global Crossing Ltd.	14,876	314
North Pittsburgh Systems, Inc.	12,264	291
NTELOS Holdings Corp.	9,800	289
D&E Communications, Inc.	18,641	265
IDT Corp. Class B	28,658	240
* Arbinet Holdings, Inc.	39,074	234
* General Communication, Inc.	19,083	232
Iowa Telecommunications Services Inc.	10,736	213
SureWest Communications	7,622	191
* Kratos Defense & Security	65,740	180
USA Mobility, Inc.	10,400	175
Shenandoah Telecommunications Co.	7,830	170
Hickory Tech Corp.	16,833	163
* Covad Communications Group, Inc.	217,273	146
Golden Telecom, Inc.	1,800	145
iPCS, Inc.	4,108	141
* LCC International, Inc. Class A	40,669	140
* Rural Cellular Corp. Class A	3,018	131
* Fibertower Corp.	28,055	108
* Syniverse Holdings Inc.	5,581	89
*^ InPhonic, Inc.	28,700	79
*^ Vonage Holdings Corp.	72,452	75
* PAETEC Holding Corp.	3,417	43
IDT Corp.	1,658	13
* Covista Communications, Inc.	3,805	4
* Metro One Telecommunications, Inc.	975	2
* Pac-West Telecom, Inc.	47,084	-
* Trinsic Inc.	39	-

		331,418

Utilities (3.6%)
Exelon Corp.	375,265	28,280
TXU Corp.	256,162	17,539
Southern Co.	419,448	15,218
Dominion Resources, Inc.	162,511	13,700
Duke Energy Corp.	702,747	13,134
FPL Group, Inc.	215,492	13,119
Public Service Enterprise Group, Inc.	141,665	12,465
Entergy Corp.	110,077	11,920
FirstEnergy Corp.	170,192	10,780
American Electric Power Co., Inc.	222,615	10,258
PPL Corp.	215,507	9,978
Edison International	172,831	9,583
PG&E Corp.	199,372	9,530
Constellation Energy Group, Inc.	100,762	8,644
Sempra Energy	139,930	8,133
* AES Corp.	372,449	7,464
Consolidated Edison Inc.	151,192	7,000
Progress Energy, Inc.	136,745	6,407
Ameren Corp.	115,586	6,068
* Mirant Corp.	142,745	5,807
* NRG Energy, Inc.	129,762	5,488
Questar Corp.	96,316	5,059
Xcel Energy, Inc.	228,248	4,916
* Reliant Energy, Inc.	190,638	4,880
* Allegheny Energy, Inc.	92,471	4,833
DTE Energy Co.	98,241	4,759
Equitable Resources, Inc.	64,583	3,350
Wisconsin Energy Corp.	65,359	2,943
NiSource, Inc.	153,335	2,935
Pepco Holdings, Inc.	107,919	2,922
ONEOK, Inc.	59,085	2,801
CenterPoint Energy Inc.	170,363	2,731
MDU Resources Group, Inc.	91,634	2,551
* Dynegy, Inc.	275,282	2,544
Northeast Utilities	86,263	2,465
Alliant Energy Corp.	63,492	2,433
SCANA Corp.	62,018	2,403
Energy East Corp.	88,463	2,393
Pinnacle West Capital Corp.	55,935	2,210
Energen Corp.	38,090	2,176
Integrys Energy Group, Inc.	42,398	2,172
CMS Energy Corp.	125,846	2,117
National Fuel Gas Co.	44,499	2,083
NSTAR	59,631	2,076
Sierra Pacific Resources	123,897	1,949
TECO Energy, Inc.	117,403	1,929
Southern Union Co.	56,942	1,771
AGL Resources Inc.	43,525	1,724
OGE Energy Corp.	51,395	1,701
^ Aqua America, Inc.	73,996	1,678
DPL Inc.	63,584	1,670
Puget Energy, Inc.	65,642	1,606
UGI Corp. Holding Co.	59,450	1,545
Atmos Energy Corp.	49,696	1,407
Great Plains Energy, Inc.	48,137	1,387
Westar Energy, Inc.	49,809	1,223
Vectren Corp.	42,940	1,172
ITC Holdings Corp.	22,568	1,118
Nicor Inc.	25,244	1,083
Piedmont Natural Gas, Inc.	42,134	1,057
Hawaiian Electric Industries Inc.	46,160	1,002
PNM Resources Inc.	42,987	1,001
Portland General Electric Co.	35,033	974
WGL Holdings Inc.	27,709	939
Black Hills Corp.	21,227	871
Cleco Corp.	33,637	850
* Aquila, Inc.	209,904	842
IDACORP, Inc.	24,849	814
New Jersey Resources Corp.	15,810	784
Northwest Natural Gas Co.	15,201	695
Southwest Gas Corp.	23,807	674
* El Paso Electric Co.	26,609	615
ALLETE, Inc.	13,380	599
Otter Tail Corp.	16,294	581
Avista Corp.	28,506	580
South Jersey Industries, Inc.	16,239	565
UniSource Energy Corp.	18,450	551
NorthWestern Corp.	19,745	536
American States Water Co.	13,427	524
Empire District Electric Co.	22,259	503
^ SJW Corp.	11,603	396
The Laclede Group, Inc.	11,672	377
CH Energy Group, Inc.	7,866	376
Ormat Technologies Inc.	7,982	370
Central Vermont Public Service Corp.	9,040	330
California Water Service Group	7,768	299
UIL Holdings Corp.	8,537	269
Southwest Water Co.	19,686	249
Chesapeake Utilities Corp.	7,146	243
Connecticut Water Services, Inc.	10,129	235
MGE Energy, Inc.	6,839	229
^ Consolidated Water Co., Ltd.	5,736	172
EnergySouth, Inc.	2,874	145
*^ Cadiz Inc.	5,604	106
Middlesex Water Co.	4,962	94
* Maine & Maritimes Corp.	2,124	60
Unitil Corp.	1,088	32
* SEMCO Energy, Inc.	3,476	27

		342,796

Total Common Stocks
(Cost $8,032,005)	9,405,706

Temporary Cash Investments (0.9%)

Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 5.153%	80,382,746	80,383
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	2,000	1,999

Total Temporary Cash Investments
(Cost $82,382)		82,382

Total Investments (100.4%)
(Cost $8,114,387)		9,488,088

Other Assets and Liabilities-Net (-0.4%)		(35,618)

Net Assets (100%)		9,452,470

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007 the cost of investment securities for tax purposes was $8,114,387,000. Net unrealized appreciation of investment securities for tax purposes was $1,373,701,000, consisting of unrealized gains of $1,620,567,000 on securities that had risen in value since their purchase and $246,866,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	100	38,453	1,012
Russell 2000 Index	14	5,692	177
S&P MidCap 400 Index	2	893	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date: November 14, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.